UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report
March 31, 2022
Classes A, I, P, R6, SMA and W
Fixed-Income Fund
■
Voya Investment Grade Credit Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semi-annual shareholder reports, like this annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports.  If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

President’s Letter

Inflation and Hawkish Policy Pressure Financial Markets, but Fundamentals Look Solid
Dear Shareholder,
The world and markets are continuously changing, but over the first four months of 2022 the shifts in the landscape and asset prices have been remarkable. Russia’s invasion of Ukraine in February caught many off guard. Beyond the hardships and terror imposed on its victims, the war has cast a shadow of uncertainty over Europe and worsened already-existing economic risks. Stresses have been most acute in the energy sector. Russia produces about 10% of global oil and supplies Europe with more than 40% of its natural gas; disruptions to this supply make it more difficult for policymakers to quell inflation. The U.S. Federal Reserve Board has set a more hawkish tone in recent communications, leaving investors to wonder how aggressive it will be in tightening monetary policy.
In our opinion, these conditions have been unfavorable for most financial assets. In the United States, equity market outflows have been heavy as investors look toward rate hikes to come. Overseas equities that are geographically or economically exposed to the Ukraine war have struggled. What has made this period particularly painful, in our view, is that bonds have simultaneously sustained losses. Yet, we believe that U.S. corporate fundamentals seem healthy: as of April 22, 2022, with about one-fifth of S&P 500® Index (the “Index”) companies reporting first-quarter results, most had exceeded earnings and revenue expectations, and the Index earnings growth rate was estimated at 7.3%.
This still leaves the question of what to do in the here and now. Uncertainty can make it difficult to stick to your investment plan. We believe the best course is to stay focused on your long-term goals and don’t get distracted by short-term market fluctuations. Should your long-term goals change, discuss the situation with your financial advisor before making any changes to your investment portfolio. Regardless of events, we at Voya remain fully committed to serving our clients without disruption. We appreciate your continued confidence, and we look forward to working with you in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
April 28, 2022
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Benchmark Descriptions

Index	Description
Bloomberg U.S. Corporate Bond Index	The index is the Corporate component of the U.S. Credit Index. It includes publicly-issued U.S. corporate and secured notes that meet the specified maturity, liquidity, and quality requirements. The Index includes corporate sectors including Industrial, Utility, and Finance.
2

Voya Investment Grade Credit Fund	Portfolio Managers’ Report

Investment Type Allocation as of March 31, 2022 (as a percentage of net assets)

Corporate Bonds/Notes	96.5%
U.S. Treasury Obligations	1.2%
Preferred Stock	0.3%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Investment Grade Credit Fund (the “Fund”) seeks to maximize total return. Total return is a combination of income and capital appreciation. The Fund is managed by Anil Katarya, CFA, and Travis King, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2022, the Fund’s Class SMA shares returned -3.98%, compared to the Bloomberg U.S. Corporate Bond Index (the “Index” or “Bloomberg U.S. Corporate”), which returned -4.20% for the same period.
Portfolio Specifics: For the reporting period, the Fund outperformed the Index. Consistent with the Fund’s philosophy, security selection was the key contributor to outperformance for the period, which saw spreads remain at tight-levels until the last three-months of the period, during which spreads widened significantly on the heels of hawkish U.S. Federal Reserve Board policy, inflation concerns and geopolitical tensions. Treasury yields also moved higher, leading to negative total returns for investment-grade (“IG”) corporate bonds for the period. Also, consistent with our philosophy, duration did not contribute to relative performance. Security selection was positive within financials and utilities but detracted within industrials. Within financials, the Fund’s positioning in insurance was the largest contributor. The Fund also benefitted from its allocation to high-yield (“HY”) securities, as the Fund may hold up to 10% in HY securities as per the prospectus, specifically down-in-capital structure securities in banking, airlines and midstream. Within industrials, detractions came from holdings in technology, consumer cyclicals and consumer non-cyclicals. The Fund’s modest cash allocation acted as a buffer, amid negative total returns experienced for the period.
Current Strategy & Outlook: Despite elevated volatility, we believe that the fundamental picture looks solid entering the first quarter earnings season, which should provide further color on the ongoing impact of inflation and supply chain constraints on company financials. Overall, we expect aggregate fundamentals to remain strong, but expect the profit
Top Ten Holdings as of March 31, 2022 (as a percentage of net assets)

JPMorgan Chase & Co., 2.301%, 10/15/25	0.8%
FirstEnergy Corp., 4.400%, 07/15/27	0.7%
JPMorgan Chase & Co., 0.969%, 06/23/25	0.7%
Verizon Communications, Inc., 4.500%, 08/10/33	0.6%
Morgan Stanley, 3.622%, 04/01/31	0.6%
American Homes 4 Rent L.P., 4.250%, 02/15/28	0.6%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/46	0.5%
HSBC Holdings PLC, 2.013%, 09/22/28	0.5%
Morgan Stanley, 1.512%, 07/20/27	0.5%
Societe Generale SA, 3.337%, 01/21/33	0.5%
Portfolio holdings are subject to change daily.
margin deterioration we saw in the fourth quarter to continue. The technical picture is more mixed, in our view, as the market had to deal with $228 billion of new supply in the first quarter of 2022. While this was well above expectations, it was generally well absorbed with investors happy to add bonds at higher yields. The move higher in yields should continue to attract demand from yield-based buyers, in our opinion. We believe that this should support some level of foreign demand as well but rising hedging costs will be a headwind. Spreads at 116 basis points (1.16%) are still well wide of the tights seen in October but are also 30 basis points (0.30%) tighter than the wide in mid-March, leaving valuations less compelling in our view. After adding some IG risk in early March on weakness, we have moved back to a more neutral stance and await a better entry point.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
3

Portfolio Managers’ Report	Voya Investment Grade Credit Fund

Average Annual Total Returns for the Periods Ended March 31, 2022
	1 Year	5 Year	10 Year	Since Inception of Class P March 1, 2013
Including Sales Charge:
Class A(1)(2)	-7.20%	3.07%	3.55%	—
Class I(2)	-4.60%	3.88%	4.07%	—
Class P	-4.04%	4.40%	—	4.49%
Class R6(2)	-4.59%	3.88%	4.08%	—
Class SMA(3)	-3.98%	4.54%	4.74%	—
Class W(2)	-4.62%	3.82%	4.05%	—
Excluding Sales Charge:
Class A(2)	-4.85%	3.60%	3.81%	—
Class I(2)	-4.60%	3.88%	4.07%	—
Class P	-4.04%	4.40%	—	4.49%
Class R6(2)	-4.59%	3.88%	4.08%	—
Class SMA(3)	-3.98%	4.54%	4.74%	—
Class W(2)	-4.62%	3.82%	4.05%	—
Bloomberg U.S. Corporate	-4.20%	3.34%	3.65%	3.19%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Investment Grade Credit Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The Fund does not pay most expenses directly. However, you may pay certain “wrap fees,” which are not included above. The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 2.50%.

(2)
Classes A, I and R6 incepted on August 3, 2016 and Class W incepted on August 1, 2017. The Class A, Class I, Class R6 and Class W shares performance shown for the period prior to their inception date is the performance of Class SMA shares with adjustment for any differences in the expenses between the two classes.

(3)
Effective August 3, 2020, Class SMA has been closed to new shareholders.

4

Shareholder Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022. The Fund’s expenses are shown without the imposition of any sales charges or fees and do not reflect any “wrap fees.” Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs of the Fund only and do not reflect any wrap fees or transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs at the fund level only, and will not help you determine the relative total costs of owning different mutual funds through wrap programs. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2022*	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2022*
Class A	$1,000.00	$918.60	0.90%	$4.31	$1,000.00	$1,020.44	0.90%	$4.53
Class I	1,000.00	919.90	0.65	3.11	1,000.00	1,021.69	0.65	3.28
Class P	1,000.00	922.20	0.09	0.43	1,000.00	1,024.48	0.09	0.45
Class R6	1,000.00	919.10	0.63	3.01	1,000.00	1,021.79	0.63	3.18
Class SMA	1,000.00	922.80	0.00	0.00	1,000.00	1,024.93	0.00	0.00
Class W	1,000.00	919.60	0.65	3.11	1,000.00	1,021.69	0.65	3.28

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Investment Grade Credit Fund and the Board of Trustees of Voya Separate Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Voya Investment Grade Credit Fund (the “Fund”) (one of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the portfolio of investments, as of March 31, 2022, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Voya Separate Portfolios Trust) at March 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the years in the two-year period ended March 31, 2019, were audited by another independent registered public accounting firm whose report, dated May 23, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Voya investment companies since 2019.
Boston, Massachusetts
May 27, 2022
6

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2022

ASSETS:
Investments in securities at fair value+*	$207,826,588
Short-term investments at fair value†	1,998,218
Cash	8,763,999
Cash collateral for futures contracts	107,500
Receivables:
Investment securities sold	2,010,178
Fund shares sold	67,627
Interest	1,834,921
Prepaid expenses	32,279
Reimbursement due from Investment Adviser	1,316
Other assets	5,285
Total assets	222,647,911
LIABILITIES:
Income distribution payable	7,888
Payable for investment securities purchased	5,386,970
Payable for fund shares redeemed	3,007,051
Payable upon receipt of securities loaned	1,998,218
Variation margin payable on futures contracts	2,496
Payable for investment management fees	24,808
Payable for distribution and shareholder service fees	198
Payable to trustees under the deferred compensation plan (Note 6)	5,285
Payable for trustee fees	1,512
Other accrued expenses and liabilities	47,127
Total liabilities	10,481,553
NET ASSETS	$212,166,358
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$227,632,794
Total distributable loss	(15,466,436)
NET ASSETS	$212,166,358
+ Including securities loaned at value	$1,948,121
* Cost of investments in securities	$219,707,251
† Cost of short-term investments	$1,998,218
See Accompanying Notes to Financial Statements
7

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2022 (continued)

Class A
Net assets	$933,546
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	91,726
Net asset value and redemption price per share†	$10.18
Maximum offering price per share (2.50%)(1)	$10.44
Class I
Net assets	$35,622,163
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	3,495,714
Net asset value and redemption price per share	$10.19
Class P
Net assets	$170,864,912
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	16,786,497
Net asset value and redemption price per share	$10.18
Class R6
Net assets	$520,742
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	51,143
Net asset value and redemption price per share	$10.18
Class SMA
Net assets	$3,839,349
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	377,580
Net asset value and redemption price per share	$10.17
Class W
Net assets	$385,646
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	37,942
Net asset value and redemption price per share	$10.16

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
8

STATEMENT OF OPERATIONS for the year ended March 31, 2022

INVESTMENT INCOME:
Dividends	$24,750
Interest	6,208,210
Securities lending income, net	3,712
Total investment income	6,236,672
EXPENSES:
Investment management fees	1,130,823
Distribution and shareholder service fees:
Class A	3,211
Transfer agent fees:
Class A	2,854
Class I	27,321
Class P	232
Class R6	2,769
Class SMA	2,265
Class W	1,071
Shareholder reporting expense	2,538
Registration fees	99,088
Professional fees	35,645
Custody and accounting expense	51,174
Trustee fees	5,266
Miscellaneous expense	15,294
Interest expense	139
Total expenses	1,379,690
Waived and reimbursed fees	(932,213)
Net expenses	447,477
Net investment income	5,789,195
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,265,287)
Futures	(263,547)
Swaps	23,245
Net realized loss	(1,505,589)
Net change in unrealized appreciation (depreciation) on:
Investments	(14,114,803)
Futures	(368,919)
Net change in unrealized appreciation (depreciation)	(14,483,722)
Net realized and unrealized loss	(15,989,311)
Decrease in net assets resulting from operations	$(10,200,116)
See Accompanying Notes to Financial Statements
9

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2022	Year Ended March 31, 2021
FROM OPERATIONS:
Net investment income	$5,789,195	$5,186,708
Net realized gain (loss)	(1,505,589)	9,035,602
Net change in unrealized appreciation (depreciation)	(14,483,722)	4,930,491
Increase (decrease) in net assets resulting from operations	(10,200,116)	19,152,801
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(40,638)	(88,148)
Class I	(1,456,495)	(462,991)
Class P	(6,876,337)	(13,677,073)
Class R6	(17,976)	(7,737)
Class SMA	(156,764)	(313,909)
Class W	(16,697)	(12,256)
Return of capital:
Class A	(1,262)	—
Class I	(48,451)	—
Class P	(161,635)	—
Class R6	(790)	—
Class SMA	(3,541)	—
Class W	(483)	—
Total distributions	(8,781,069)	(14,562,114)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	59,106,722	32,444,653
Reinvestment of distributions	8,620,244	14,247,099
	67,726,966	46,691,752
Cost of shares redeemed	(39,881,724)	(6,982,146)
Net increase in net assets resulting from capital share transactions	27,845,242	39,709,606
Net increase in net assets	8,864,057	44,300,293
NET ASSETS:
Beginning of year or period	203,302,301	159,002,008
End of year or period	$212,166,358	$203,302,301
See Accompanying Notes to Financial Statements
10

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
03-31-22	11.04	0.20•	(0.71)	(0.51)	0.22	0.12	0.01	0.35	—	10.18	(4.85)	1.06	0.90	0.90	1.84	934	259
03-31-21	10.60	0.22•	1.02	1.24	0.24	0.56	—	0.80	—	11.04	11.53	1.03	0.90	0.90	1.90	1,329	349
03-31-20	10.68	0.28•	0.25	0.53	0.29	0.32	—	0.61	—	10.60	4.80	1.05	0.90	0.90	2.55	421	553
03-31-19	10.61	0.34	0.10	0.44	0.33	0.04	—	0.37	—	10.68	4.35	1.10	0.90	0.90	3.23	223	501
03-31-18	10.83	0.31	0.01	0.32	0.31	0.23	—	0.54	—	10.61	2.83	1.06	0.91	0.91	2.94	209	425
Class I
03-31-22	11.05	0.23•	(0.72)	(0.49)	0.24	0.12	0.01	0.37	—	10.19	(4.60)	0.66	0.65	0.65	2.11	35,622	259
03-31-21	10.61	0.24•	1.03	1.27	0.27	0.56	—	0.83	—	11.05	11.80	0.64	0.64	0.64	2.11	20,147	349
03-31-20	10.68	0.32•	0.25	0.57	0.32	0.32	—	0.64	—	10.61	5.16	0.65	0.65	0.65	2.84	1,595	553
03-31-19	10.61	0.36•	0.11	0.47	0.36	0.04	—	0.40	—	10.68	4.60	0.69	0.65	0.65	3.50	2,327	501
03-31-18	10.83	0.34	0.01	0.35	0.34	0.23	—	0.57	—	10.61	3.08	0.71	0.66	0.66	3.17	1,201	425
Class P
03-31-22	11.03	0.30•	(0.72)	(0.42)	0.30	0.12	0.01	0.43	—	10.18	(4.04)	0.59	0.09	0.09	2.66	170,865	259
03-31-21	10.59	0.32•	1.01	1.33	0.33	0.56	—	0.89	—	11.03	12.38	0.60	0.10	0.10	2.79	177,411	349
03-31-20	10.67	0.37•	0.25	0.62	0.38	0.32	—	0.70	—	10.59	5.60	0.63	0.13	0.13	3.35	153,075	553
03-31-19	10.60	0.41	0.12	0.53	0.42	0.04	—	0.46	—	10.67	5.17	0.66	0.15	0.15	3.99	144,945	501
03-31-18	10.83	0.40	0.00*	0.40	0.40	0.23	—	0.63	—	10.60	3.57	0.65	0.15	0.15	3.69	137,783	425
Class R6
03-31-22	11.04	0.24•	(0.72)	(0.48)	0.25	0.12	0.01	0.38	—	10.18	(4.59)	1.27	0.63	0.63	2.20	521	259
03-31-21	10.61	0.27•	0.99	1.26	0.27	0.56	—	0.83	—	11.04	11.72	1.41	0.63	0.63	2.28	80	349
03-31-20	10.68	0.31•	0.27	0.58	0.33	0.32	—	0.65	—	10.61	5.18	1.35	0.63	0.63	2.82	87	553
03-31-19	10.61	0.36	0.11	0.47	0.36	0.04	—	0.40	—	10.68	4.63	1.90	0.63	0.63	3.51	3	501
03-31-18	10.83	0.35	0.00*	0.35	0.34	0.23	—	0.57	—	10.61	3.12	1.78	0.64	0.64	3.19	3	425
Class SMA
03-31-22	11.03	0.31•	(0.72)	(0.41)	0.32	0.12	0.01	0.45	—	10.17	(3.98)	0.65	0.00 *	0.00 *	2.75	3,839	259
03-31-21	10.59	0.34•	1.01	1.35	0.35	0.56	—	0.91	—	11.03	12.55	0.66	0.00 *	0.00 *	2.90	4,008	349
03-31-20	10.68	0.39•	0.24	0.63	0.40	0.32	—	0.72	—	10.59	5.66	0.68	0.00 *	0.00 *	3.47	3,821	553
03-31-19	10.60	0.43	0.12	0.55	0.43	0.04	—	0.47	—	10.68	5.39	0.73	0.00 *	0.00 *	4.13	3,369	501
03-31-18	10.82	0.42	0.00*	0.42	0.41	0.23	—	0.64	—	10.60	3.75	0.71	0.00 *	0.00 *	3.84	3,471	425
Class W
03-31-22	11.02	0.23•	(0.72)	(0.49)	0.24	0.12	0.01	0.37	—	10.16	(4.62)	0.81	0.65	0.65	2.10	386	259
03-31-21	10.59	0.25•	1.01	1.26	0.27	0.56	—	0.83	—	11.02	11.72	0.78	0.65	0.65	2.16	327	349
03-31-20	10.67	0.31•	0.25	0.56	0.32	0.32	—	0.64	—	10.59	5.07	0.80	0.65	0.65	2.83	3	553
03-31-19	10.60	0.36	0.11	0.47	0.36	0.04	—	0.40	—	10.67	4.61	0.85	0.65	0.65	3.50	3	501
08-01-17(4) - 03-31-18	11.16	0.23•	(0.33)	(0.10)	0.23	0.23	—	0.46	—	10.60	(1.03)	0.81	0.66	0.66	3.15	3	425

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of any wrap fees, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

See Accompanying Notes to Financial Statements
11

Financial Highlights (continued)

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
12

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class I, Class P, Class R6, Class SMA and Class W. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any. Class SMA is closed to new shareholders.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted

13

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

14

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not

15

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.
D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended March 31, 2022, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the year ended March 31, 2022, the Fund had an average notional value of $20,612,266 and $11,248,711

16

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on futures contracts purchased and sold, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at March 31, 2022.
E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
I. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following the Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of the swap contract is recorded on the Fund’s Statement of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Fund’s Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments

17

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

paid or received on the swap contract as a realized gain or loss on the Statement of Operations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, the Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
The Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, the Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. The Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
The Fund may sell credit default swaps which expose the Fund to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the

18

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
During the year ended March 31, 2022, the Fund had bought and sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $14,631,000 and $11,733,000 respectively, to hedge the credit risk associated with various sectors within the credit market and to gain additional exposure to various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. There were no open credit default swaps to buy or sell protection at March 31, 2022.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the year ended March 31, 2022, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
Purchases	Sales
$317,702,664	$293,123,347
U.S. government securities not included above were as follows:
Purchases	Sales
$277,544,394	$278,331,377
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Fund through August 1, 2022. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of the Fund have a plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the year ended March 31, 2022, the Distributor retained the following amounts in sales charges:
Class A
Initial Sales Charges:	$494

19

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At March 31, 2022, the following affiliated investment company owned more than 5% of the Fund:
Affiliated Investment Company	Percentage
Voya Intermediate Bond Portfolio	77.80%
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended March 31, 2022, the Fund did not pay any amounts for affiliated recordkeeping services.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Class A	Class I	Class P	Class R6	Class SMA(1)	Class W
0.90%	0.65%	0.15%	0.63%	0.00%	0.65%

(1)
The Investment Adviser is absorbing and/or reimbursing all operating expenses of Class SMA, except certain extraordinary expenses. Class SMA is an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with the Investment Adviser. Participants in a wrap program, pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.

With the exception of the non-recoupable Class P management fee waiver for the Fund, the Investment
Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of March 31, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:
March 31,
2023	2024	2025	Total
$22,968	$26,554	$28,557	$78,079
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of March 31, 2022, are as follows:
	March 31,
	2023	2024	2025	Total
Class A	$429	$1,427	$1,987	$3,843
Class R6	533	774	2,567	3,874
Class W	7	187	743	937
The Expense Limitation Agreement is contractual through August 1, 2022 for Classes A, I, P, R6 and W shares and shall renew automatically for one-year terms. The Expense Limitation Agreement is contractual for an indefinite term for Class SMA shares. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 14, 2021, the Fund, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which

20

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 8 — LINE OF CREDIT (continued)

the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund utilized the line of credit during the year ended March 31, 2022, as follows.
Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
2	$1,887,000	1.33%

NOTE 9 — CAPITAL SHARES TRANSACTIONS
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
3/31/2022	100,621	—	3,719	(133,052)	(28,712)	1,134,829	—	41,410	(1,474,968)	(298,729)
3/31/2021	111,330	—	7,575	(38,133)	80,772	1,316,161	—	87,813	(442,014)	961,960
Class I
3/31/2022	4,679,299	—	135,380	(3,142,778)	1,671,901	52,386,128	—	1,504,931	(34,123,768)	19,767,291
3/31/2021	1,955,026	—	40,106	(321,762)	1,673,370	22,437,942	—	462,960	(3,684,302)	19,216,600
Class P
3/31/2022	285,632	—	633,494	(215,633)	703,493	3,000,005	—	7,037,972	(2,400,000)	7,637,977
3/31/2021	600,336	—	1,179,864	(148,612)	1,631,588	7,150,000	—	13,677,073	(1,650,087)	19,176,986
Class R6
3/31/2022	86,006	—	1,700	(43,782)	43,924	962,374	—	18,754	(458,741)	522,387
3/31/2021	6,670	—	653	(8,269)	(946)	76,878	—	7,581	(95,758)	(11,299)
Class SMA
3/31/2022	118,067	—	—*	(104,001)	14,066	1,281,453	—	—*	(1,166,736)	114,717
3/31/2021	76,906	—	—*	(74,108)	2,798	881,434	—	—*	(855,281)	26,153
Class W
3/31/2022	30,368	—	1,546	(23,614)	8,300	341,933	—	17,177	(257,511)	101,599
3/31/2021	49,899	—	1,010	(21,576)	29,333	582,238	—	11,672	(254,704)	339,206

*
Share amount is less than 0.500 per share or $0.50.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended March 31, 2022			Year Ended March 31, 2021
Ordinary Income	Long-term Capital Gain	Return Of Capital	Ordinary Income	Long-term Capital Gain
$6,119,323	$2,445,584	$216,162	$12,102,102	$2,460,012

21

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of March 31, 2022 were:
Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Losses Deferred	Other	Total Distributable Earnings/(Loss)
$ —	$—	$(12,343,728)	$(3,111,982)	$(10,726)	$(15,466,436)
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of March 31, 2022, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of March 31, 2022:
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$458,494	$(458,494)	$—
BNP Paribas Prime Brokerage Intl Ltd	252,236	(252,236)	—
Daiwa Capital Markets America Inc.	36,937	(36,937)	—
Goldman Sachs & Co. LLC	245,332	(245,332)	—
HSBC Securities (USA) Inc.	232,117	(232,117)	—
J.P. Morgan Securities LLC	230,290	(230,290)	—
SunTrust Robinson Humphrey, Inc	492,715	(492,715)	—
Total	$1,948,121	$(1,948,121)	$—

(1)
Cash Collateral with a fair value of $1,998,218 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

22

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.
NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Fund’s Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding the Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether the Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Fund’s ability to honor redemption requests in a timely manner and the Program Administrator’s management of the Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or

23

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 14 — MARKET DISRUPTION (continued)

related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) —  Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 16 — SUBSEQUENT EVENTS
Dividends. Subsequent to March 31, 2022, the Fund declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.0131	May 2, 2022	Daily
Class I	$0.0152	May 2, 2022	Daily
Class P	$0.0195	May 2, 2022	Daily
Class R6	$0.0154	May 2, 2022	Daily
Class SMA	$0.0207	May 2, 2022	Daily
Class W	$0.0152	May 2, 2022	Daily
Line of Credit Renewal: Effective June 13, 2022, the funds to which the Credit Agreement is available will enter into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

24

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.5%
	Basic Materials: 2.1%
200,000 (1)	Anglo American Capital PLC, 2.625%, 09/10/2030	$181,630	0.1
425,000 (1)	Anglo American Capital PLC, 5.625%, 04/01/2030	469,075	0.2
271,000 (2)	Dow Chemical Co., 2.100%, 11/15/2030	244,169	0.1
316,000	Dow Chemical Co., 4.375%, 11/15/2042	329,438	0.2
284,000	Dow Chemical Co., 5.550%, 11/30/2048	348,033	0.2
242,000 (1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	231,345	0.1
160,000 (1)	Georgia-Pacific LLC, 2.100%, 04/30/2027	151,243	0.1
127,000 (1)	International Flavors & Fragrances, Inc., 3.468%, 12/01/2050	112,487	0.0
128,000	LYB International Finance III LLC, 4.200%, 10/15/2049	127,132	0.1
80,000	Mosaic Co/The, 4.875%, 11/15/2041	84,797	0.0
583,000	Mosaic Co/The, 5.450%, 11/15/2033	672,161	0.3
65,000	Mosaic Co/The, 5.625%, 11/15/2043	78,310	0.0
174,000 (1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	166,649	0.1
184,000 (1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	179,568	0.1
319,000	Nutrien Ltd., 2.950%, 05/13/2030	308,114	0.1
247,000	Nutrien Ltd., 3.950%, 05/13/2050	248,695	0.1
154,000	Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	133,470	0.1
413,000	RPM International, Inc., 2.950%, 01/15/2032	379,085	0.2
		4,445,401	2.1
	Communications: 9.1%
482,000	Amazon.com, Inc., 3.100%, 05/12/2051	454,590	0.2
322,000	Amazon.com, Inc., 3.250%, 05/12/2061	303,095	0.1
511,000	AT&T, Inc., 3.500%, 06/01/2041	471,814	0.2
1,078,000	AT&T, Inc., 3.550%, 09/15/2055	954,449	0.5
845,000	AT&T, Inc., 3.650%, 09/15/2059	743,945	0.4
307,000	AT&T, Inc., 3.800%, 12/01/2057	281,310	0.1
945,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 02/01/2031	858,811	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
696,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	$637,606	0.3
186,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 06/01/2033	167,208	0.1
313,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 02/01/2032	291,941	0.1
291,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	236,338	0.1
102,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	97,197	0.1
39,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	44,516	0.0
500,000 (1)	Comcast Corp., 2.887%, 11/01/2051	423,614	0.2
618,000 (1)	Comcast Corp., 2.937%, 11/01/2056	512,977	0.2
105,000	Comcast Corp., 3.200%, 07/15/2036	100,642	0.1
389,000	Comcast Corp., 3.250%, 11/01/2039	370,168	0.2
212,000	Comcast Corp., 3.900%, 03/01/2038	219,071	0.1
190,000	Comcast Corp., 4.000%, 08/15/2047	194,659	0.1
320,000	Comcast Corp., 5.650%, 06/15/2035	384,090	0.2
46,000	Comcast Corp., 6.500%, 11/15/2035	59,637	0.0
83,000	Discovery Communications LLC, 3.450%, 03/15/2025	82,288	0.0
272,000	Discovery Communications LLC, 4.875%, 04/01/2043	273,584	0.1
285,000	Discovery Communications LLC, 5.300%, 05/15/2049	299,231	0.1
382,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	353,926	0.2
215,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	193,310	0.1
163,000	Orange SA, 9.000%, 03/01/2031	226,788	0.1
73,000	Paramount Global, 4.200%, 05/19/2032	73,242	0.0
325,000	Paramount Global, 4.375%, 03/15/2043	310,173	0.2

See Accompanying Notes to Financial Statements
25

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
86,000	Paramount Global, 5.500%, 05/15/2033	$95,214	0.0
324,000	Paramount Global, 5.850%, 09/01/2043	374,335	0.2
301,000 (3)	Paramount Global, 6.375%, 03/30/2062	304,219	0.1
180,000	Time Warner Entertainment Co. L.P., 8.375%, 07/15/2033	235,390	0.1
596,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	562,266	0.3
106,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	96,288	0.0
798,000	T-Mobile USA, Inc., 2.625%, 04/15/2026	763,223	0.4
507,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	457,568	0.2
551,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	524,828	0.3
142,000 (1)	T-Mobile USA, Inc., 3.400%, 10/15/2052	121,278	0.1
498,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	469,385	0.2
125,000 (1)	T-Mobile USA, Inc., 3.500%, 04/15/2031	117,818	0.1
129,000	TWDC Enterprises 18 Corp., 3.150%, 09/17/2025	129,669	0.1
161,000	TWDC Enterprises 18 Corp., 4.125%, 06/01/2044	169,345	0.1
604,000 (1)	Verizon Communications, Inc., 2.355%, 03/15/2032	546,559	0.3
176,000	Verizon Communications, Inc., 2.650%, 11/20/2040	150,169	0.1
48,000	Verizon Communications, Inc., 3.550%, 03/22/2051	45,298	0.0
965,000	Verizon Communications, Inc., 3.700%, 03/22/2061	899,070	0.4
178,000	Verizon Communications, Inc., 4.329%, 09/21/2028	188,051	0.1
1,261,000	Verizon Communications, Inc., 4.500%, 08/10/2033	1,356,302	0.6
444,000	Verizon Communications, Inc., 4.812%, 03/15/2039	503,782	0.2
181,000	Vodafone Group PLC, 5.125%, 06/19/2059	201,804	0.1
614,000 (3)	Vodafone Group PLC, 5.125%, 06/04/2081	542,856	0.3
93,000	Walt Disney Co/The, 2.000%, 09/01/2029	86,087	0.0
52,000	Walt Disney Co/The, 4.625%, 03/23/2040	57,743	0.0
249,000	Walt Disney Co/The, 4.750%, 11/15/2046	286,102	0.1
197,000	Walt Disney Co/The, 6.550%, 03/15/2033	250,881	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
165,000	Walt Disney Co/The, 8.500%, 02/23/2025	$190,197	0.1
		19,345,947	9.1
	Consumer, Cyclical: 7.2%
364,438 (1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	373,447	0.2
353,601	American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	326,716	0.2
65,137	American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	63,451	0.0
20,667	American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	19,049	0.0
9,262	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 04/15/2030	8,629	0.0
627,968	American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	579,927	0.3
323,453	American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	314,146	0.2
360,000	American Airlines 2021-1 Class B Pass Through Trust, 3.950%, 01/11/2032	326,766	0.2
46,000 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	46,410	0.0
46,000 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	45,891	0.0
346,287	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	345,745	0.2
216,980	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	201,631	0.1
266,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	267,755	0.1
513,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	517,824	0.2
600,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/2025	587,118	0.3
425,000	Ford Motor Credit Co. LLC, 5.125%, 06/16/2025	434,019	0.2
279,000	Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	287,261	0.1

See Accompanying Notes to Financial Statements
26

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
189,000	General Motors Co., 5.950%, 04/01/2049	$210,809	0.1
581,000	General Motors Co., 6.750%, 04/01/2046	702,092	0.3
623,000 (1)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	593,701	0.3
335,000	Hasbro, Inc., 3.000%, 11/19/2024	332,612	0.2
450,000	Home Depot, Inc./The, 2.750%, 09/15/2051	388,987	0.2
310,000	Home Depot, Inc./The, 3.250%, 04/15/2032	310,543	0.2
284,000	Home Depot, Inc./The, 3.300%, 04/15/2040	274,526	0.1
190,000	Home Depot, Inc./The, 3.625%, 04/15/2052	188,910	0.1
156,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	151,201	0.1
246,000	Honda Motor Co. Ltd., 2.967%, 03/10/2032	238,235	0.1
154,000	Lowe’s Cos, Inc., 3.750%, 04/01/2032	155,846	0.1
94,000	Lowe’s Cos, Inc., 4.250%, 04/01/2052	97,377	0.0
125,000	Lowe’s Cos, Inc., 4.450%, 04/01/2062	130,290	0.1
149,000	Lowe’s Cos, Inc., 4.650%, 04/15/2042	161,294	0.1
470,000 (1)	Magallanes, Inc., 3.755%, 03/15/2027	469,928	0.2
433,000 (1)	Magallanes, Inc., 4.279%, 03/15/2032	435,463	0.2
644,000 (1)	Magallanes, Inc., 5.050%, 03/15/2042	658,235	0.3
615,000 (1)	Magallanes, Inc., 5.141%, 03/15/2052	630,665	0.3
157,000 (1)	Magallanes, Inc., 5.391%, 03/15/2062	162,664	0.1
145,000	McDonald’s Corp., 4.200%, 04/01/2050	151,866	0.1
105,000	McDonald’s Corp., 5.700%, 02/01/2039	125,940	0.1
279,000 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	291,206	0.1
62,817	United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	63,076	0.0
68,456	United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	68,467	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
128,343	United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	$125,478	0.1
58,716	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	57,013	0.0
228,680	United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	210,029	0.1
41,695	United Airlines 2018-1 Class A Pass Through Trust, 3.700%, 09/01/2031	38,965	0.0
15,944	United Airlines 2019-1 Class A Pass Through Trust, 4.550%, 02/25/2033	16,004	0.0
635,301	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	658,655	0.3
58,752	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 07/15/2027	58,068	0.0
75,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	73,875	0.0
50,000 (1)	United Airlines, Inc., 4.625%, 04/15/2029	47,611	0.0
262,857	US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	264,978	0.1
525,158	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	543,198	0.3
632,514	US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	610,484	0.3
536,621	US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	513,389	0.2
241,000	WW Grainger, Inc., 3.750%, 05/15/2046	241,074	0.1
		15,198,539	7.2
	Consumer, Non-cyclical: 13.8%
301,000	AbbVie, Inc., 3.200%, 05/14/2026	302,195	0.1
370,000	AbbVie, Inc., 3.200%, 11/21/2029	365,997	0.2
527,000	AbbVie, Inc., 4.050%, 11/21/2039	543,042	0.3
192,000	AbbVie, Inc., 4.250%, 11/21/2049	199,971	0.1
23,000	AbbVie, Inc., 4.450%, 05/14/2046	24,510	0.0
367,000	AbbVie, Inc., 4.500%, 05/14/2035	394,766	0.2

See Accompanying Notes to Financial Statements
27

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
257,000	AbbVie, Inc., 4.625%, 10/01/2042	$274,037	0.1
389,000	Altria Group, Inc., 2.450%, 02/04/2032	338,868	0.2
311,000	Altria Group, Inc., 3.400%, 05/06/2030	299,683	0.1
228,000	Altria Group, Inc., 3.700%, 02/04/2051	184,970	0.1
58,000	Altria Group, Inc., 4.800%, 02/14/2029	60,900	0.0
256,000	Amgen, Inc., 2.200%, 02/21/2027	246,624	0.1
103,000	Amgen, Inc., 2.300%, 02/25/2031	95,015	0.0
174,000	Amgen, Inc., 2.450%, 02/21/2030	164,261	0.1
426,000	Amgen, Inc., 3.150%, 02/21/2040	390,456	0.2
121,000	Amgen, Inc., 4.200%, 02/22/2052	125,536	0.1
121,000	Amgen, Inc., 4.400%, 02/22/2062	125,489	0.1
605,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 3.650%, 02/01/2026	619,027	0.3
1,030,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,147,156	0.5
409,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	430,782	0.2
377,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	395,859	0.2
314,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	340,737	0.2
170,000	Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	208,091	0.1
259,000	Anthem, Inc., 2.875%, 09/15/2029	250,568	0.1
82,000	Anthem, Inc., 4.550%, 03/01/2048	91,044	0.0
197,000	Anthem, Inc., 4.625%, 05/15/2042	215,959	0.1
132,000	Anthem, Inc., 5.100%, 01/15/2044	152,703	0.1
310,000	AstraZeneca PLC, 3.375%, 11/16/2025	314,792	0.1
952,000	BAT Capital Corp., 2.726%, 03/25/2031	840,387	0.4
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
459,000	BAT Capital Corp., 3.984%, 09/25/2050	$373,217	0.2
160,000 (1)	Baxter International, Inc., 1.915%, 02/01/2027	149,779	0.1
89,000	Boston Scientific Corp., 4.700%, 03/01/2049	99,516	0.0
251,000	Bristol-Myers Squibb Co., 3.200%, 06/15/2026	255,113	0.1
503,000	Bristol-Myers Squibb Co., 3.700%, 03/15/2052	507,028	0.2
106,000	Bristol-Myers Squibb Co., 3.900%, 03/15/2062	106,921	0.0
154,000	Bristol-Myers Squibb Co., 4.250%, 10/26/2049	168,644	0.1
176,000	Bristol-Myers Squibb Co., 4.550%, 02/20/2048	200,011	0.1
319,000	Centene Corp., 2.450%, 07/15/2028	291,893	0.1
408,000	Cigna Corp., 3.200%, 03/15/2040	371,815	0.2
137,000	Cigna Corp., 3.400%, 03/15/2050	123,884	0.1
104,000	Cigna Corp., 4.125%, 11/15/2025	107,279	0.0
526,000	Cigna Corp., 4.800%, 08/15/2038	577,600	0.3
193,000	Cigna Corp., 4.900%, 12/15/2048	217,201	0.1
377,000 (1)	Coca-Cola Europacific Partners PLC, 1.500%, 01/15/2027	344,556	0.2
374,000	CVS Health Corp., 1.300%, 08/21/2027	340,746	0.2
152,000	CVS Health Corp., 2.700%, 08/21/2040	129,989	0.1
858,000	CVS Health Corp., 4.780%, 03/25/2038	939,908	0.4
359,000	CVS Health Corp., 5.050%, 03/25/2048	407,631	0.2
224,000	Diageo Capital PLC, 2.125%, 10/24/2024	220,334	0.1
662,000	Diageo Capital PLC, 3.500%, 09/18/2023	672,524	0.3
194,000	Gilead Sciences, Inc., 0.750%, 09/29/2023	189,554	0.1
475,000	Gilead Sciences, Inc., 3.500%, 02/01/2025	481,723	0.2
582,000	Global Payments, Inc., 4.450%, 06/01/2028	600,425	0.3
157,000 (1)	HCA, Inc., 3.375%, 03/15/2029	152,966	0.1
123,000 (1)	HCA, Inc., 3.625%, 03/15/2032	120,670	0.1

See Accompanying Notes to Financial Statements
28

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
358,000	HCA, Inc., 4.125%, 06/15/2029	$365,409	0.2
157,000 (1)	HCA, Inc., 4.625%, 03/15/2052	158,704	0.1
454,000	HCA, Inc., 5.250%, 06/15/2049	499,165	0.2
299,000	HCA, Inc., 5.875%, 02/01/2029	327,351	0.2
283,000	Hershey Co/The, 3.125%, 11/15/2049	262,705	0.1
150,000	Hormel Foods Corp., 3.050%, 06/03/2051	135,368	0.1
217,000	Humana, Inc., 3.700%, 03/23/2029	217,913	0.1
252,000	Humana, Inc., 4.625%, 12/01/2042	269,291	0.1
286,000	J M Smucker Co/The, 2.750%, 09/15/2041	233,717	0.1
175,000	Johnson & Johnson, 2.100%, 09/01/2040	148,116	0.1
267,000	Johnson & Johnson, 3.625%, 03/03/2037	276,656	0.1
93,000	Johnson & Johnson, 3.700%, 03/01/2046	98,322	0.0
305,000	Kroger Co/The, 2.200%, 05/01/2030	278,824	0.1
436,000 (1)	Mars, Inc., 2.375%, 07/16/2040	365,641	0.2
125,000	Merck & Co., Inc., 2.750%, 12/10/2051	109,140	0.0
205,000	Merck & Co., Inc., 2.900%, 12/10/2061	175,112	0.1
313,000	Mondelez International, Inc., 2.625%, 03/17/2027	305,932	0.1
148,000	Moody’s Corp., 3.100%, 11/29/2061	124,149	0.1
220,000	Moody’s Corp., 3.750%, 03/24/2025	223,880	0.1
319,000	Mylan, Inc., 5.200%, 04/15/2048	313,868	0.1
200,000 (1)	Nestle Holdings, Inc., 2.625%, 09/14/2051	170,829	0.1
371,000	PayPal Holdings, Inc., 3.250%, 06/01/2050	339,745	0.2
210,000	PepsiCo, Inc., 2.625%, 10/21/2041	191,432	0.1
217,000	PepsiCo, Inc., 2.750%, 10/21/2051	194,719	0.1
303,000	PerkinElmer, Inc., 3.300%, 09/15/2029	295,870	0.1
101,000	Pfizer, Inc., 3.900%, 03/15/2039	107,614	0.0
200,000	Quanta Services, Inc., 0.950%, 10/01/2024	189,790	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
200,000	Quanta Services, Inc., 2.350%, 01/15/2032	$173,958	0.1
385,000 (1)	Roche Holdings, Inc., 2.076%, 12/13/2031	354,662	0.2
200,000 (1)	Roche Holdings, Inc., 2.607%, 12/13/2051	173,635	0.1
288,000	Royalty Pharma PLC, 1.200%, 09/02/2025	265,239	0.1
742,000	Royalty Pharma PLC, 1.750%, 09/02/2027	674,671	0.3
236,000	Royalty Pharma PLC, 3.550%, 09/02/2050	196,782	0.1
304,000 (1)	S&P Global, Inc., 2.450%, 03/01/2027	296,165	0.1
152,000 (1)	S&P Global, Inc., 2.700%, 03/01/2029	147,458	0.1
273,000 (1)	S&P Global, Inc., 2.900%, 03/01/2032	265,024	0.1
67,000 (1)	S&P Global, Inc., 3.900%, 03/01/2062	69,114	0.0
400,000	Takeda Pharmaceutical Co. Ltd., 3.025%, 07/09/2040	357,652	0.2
200,000	Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	174,941	0.1
250,000	Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	271,392	0.1
594,000 (1)	Triton Container International Ltd., 0.800%, 08/01/2023	576,544	0.3
204,000	Unilever Capital Corp., 2.625%, 08/12/2051	170,161	0.1
169,000	UnitedHealth Group, Inc., 1.150%, 05/15/2026	157,281	0.1
345,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	310,991	0.1
98,000	UnitedHealth Group, Inc., 2.900%, 05/15/2050	87,280	0.0
157,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	146,587	0.1
185,000	UnitedHealth Group, Inc., 3.250%, 05/15/2051	174,360	0.1
142,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	141,362	0.1
211,000	UnitedHealth Group, Inc., 3.700%, 08/15/2049	215,068	0.1
39,000	UnitedHealth Group, Inc., 4.450%, 12/15/2048	44,126	0.0
157,000	Viatris, Inc., 3.850%, 06/22/2040	136,198	0.1
		29,254,265	13.8
	Energy: 7.8%
81,000	BP Capital Markets America, Inc., 3.000%, 02/24/2050	70,277	0.0
192,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	171,593	0.1

See Accompanying Notes to Financial Statements
29

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
384,000	BP Capital Markets America, Inc., 3.410%, 02/11/2026	$388,623	0.2
392,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	406,321	0.2
375,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	358,685	0.2
243,000	Cenovus Energy, Inc./CA, 3.750%, 02/15/2052	218,198	0.1
111,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	110,826	0.1
30,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	32,015	0.0
65,000	Chevron USA, Inc., 3.250%, 10/15/2029	66,105	0.0
719,000 (1)	Coterra Energy, Inc., 3.900%, 05/15/2027	725,517	0.3
57,000 (1)	Coterra Energy, Inc., 4.375%, 03/15/2029	59,468	0.0
171,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	163,602	0.1
152,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	152,003	0.1
518,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	513,706	0.2
249,000 (2)	Diamondback Energy, Inc., 4.400%, 03/24/2051	253,605	0.1
363,000	Energy Transfer L.P., 5.300%, 04/15/2047	374,444	0.2
201,000	Energy Transfer L.P., 5.400%, 10/01/2047	211,202	0.1
737,000 (3)	Energy Transfer L.P., 6.500%, 12/31/2199	726,166	0.3
290,000 (3)	Energy Transfer L.P., 7.125%, 12/31/2199	283,475	0.1
355,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	331,271	0.2
80,000	Exxon Mobil Corp., 2.019%, 08/16/2024	79,247	0.0
354,000	Exxon Mobil Corp., 2.275%, 08/16/2026	347,571	0.2
73,000	Exxon Mobil Corp., 2.440%, 08/16/2029	70,004	0.0
38,000 (2)	Exxon Mobil Corp., 2.610%, 10/15/2030	36,675	0.0
152,000	Exxon Mobil Corp., 2.995%, 08/16/2039	141,251	0.1
569,000	Exxon Mobil Corp., 4.227%, 03/19/2040	614,072	0.3
259,000	Hess Corp., 4.300%, 04/01/2027	266,188	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
615,000	Hess Corp., 5.600%, 02/15/2041	$692,826	0.3
548,000	Kinder Morgan, Inc., 3.600%, 02/15/2051	488,292	0.2
205,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	209,018	0.1
283,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	289,815	0.1
200,000	MPLX L.P., 1.750%, 03/01/2026	187,671	0.1
231,000	MPLX L.P., 2.650%, 08/15/2030	212,003	0.1
236,000	MPLX L.P., 4.000%, 02/15/2025	239,927	0.1
125,000	MPLX L.P., 4.700%, 04/15/2048	126,310	0.1
640,000	MPLX L.P., 5.200%, 03/01/2047	688,195	0.3
198,000	MPLX L.P., 5.200%, 12/01/2047	210,710	0.1
205,000	MPLX L.P., 5.500%, 02/15/2049	227,725	0.1
159,000	ONEOK Partners L.P., 6.125%, 02/01/2041	175,421	0.1
186,000	Phillips 66, 0.900%, 02/15/2024	180,111	0.1
342,000	Phillips 66, 2.150%, 12/15/2030	304,448	0.1
382,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	369,678	0.2
139,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.300%, 01/31/2043	123,672	0.1
80,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	82,343	0.0
58,000	Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	56,384	0.0
654,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	672,825	0.3
131,000	Sabine Pass Liquefaction LLC, 5.875%, 06/30/2026	141,752	0.1
130,000	Shell International Finance BV, 2.875%, 11/26/2041	117,023	0.1
272,000	Shell International Finance BV, 3.000%, 11/26/2051	244,130	0.1
478,000	Shell International Finance BV, 4.000%, 05/10/2046	500,531	0.2
135,000	Shell International Finance BV, 4.125%, 05/11/2035	142,970	0.1

See Accompanying Notes to Financial Statements
30

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
436,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	$420,112	0.2
226,000	TotalEnergies Capital International SA, 2.829%, 01/10/2030	221,044	0.1
141,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	128,948	0.1
128,000	TotalEnergies Capital International SA, 3.386%, 06/29/2060	118,797	0.1
139,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	135,756	0.1
262,000	Valero Energy Corp., 3.650%, 12/01/2051	231,907	0.1
306,000	Williams Cos, Inc./The, 3.500%, 10/15/2051	268,923	0.1
364,000	Williams Cos, Inc./The, 4.550%, 06/24/2024	374,185	0.2
291,000	Williams Cos, Inc./The, 5.100%, 09/15/2045	316,164	0.2
461,000	Williams Partners L.P., 3.750%, 06/15/2027	466,831	0.2
		16,538,557	7.8
	Financial: 32.0%
600,000 (3)	ABN AMRO Bank NV, 4.400%, 03/27/2028	603,536	0.3
339,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.400%, 10/29/2033	304,526	0.1
128,000	Alexandria Real Estate Equities, Inc., 3.550%, 03/15/2052	119,320	0.1
403,000	Alleghany Corp., 3.625%, 05/15/2030	406,256	0.2
1,269,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	1,290,304	0.6
225,000	American International Group, Inc., 3.400%, 06/30/2030	224,709	0.1
270,000	American International Group, Inc., 3.875%, 01/15/2035	275,706	0.1
964,000	American International Group, Inc., 3.900%, 04/01/2026	989,559	0.5
195,000	American International Group, Inc., 4.200%, 04/01/2028	202,769	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
300,000	American International Group, Inc., 4.250%, 03/15/2029	$314,279	0.1
210,000	American Tower Corp., 3.600%, 01/15/2028	208,374	0.1
156,000	American Tower Corp., 3.650%, 03/15/2027	155,688	0.1
250,000	American Tower Corp., 4.050%, 03/15/2032	250,893	0.1
35,000	American Tower Corp., 4.400%, 02/15/2026	35,967	0.0
47,000 (1)	Antares Holdings L.P., 3.750%, 07/15/2027	43,440	0.0
161,000 (1)	Ares Finance Co. IV LLC, 3.650%, 02/01/2052	137,120	0.1
203,000	Assurant, Inc., 2.650%, 01/15/2032	177,546	0.1
263,000	Assurant, Inc., 3.700%, 02/22/2030	254,552	0.1
958,000 (1)(3)	Australia & New Zealand Banking Group Ltd./United Kingdom, 6.750%, 12/31/2199	1,030,171	0.5
290,000 (1)	Aviation Capital Group LLC, 1.950%, 09/20/2026	262,733	0.1
209,000 (1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	210,017	0.1
190,000 (1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	189,855	0.1
166,000 (1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	151,770	0.1
161,000 (1)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	142,506	0.1
169,000 (1)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	162,428	0.1
435,000 (1)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	429,588	0.2
400,000 (3)	Banco Santander SA, 4.750%, 12/31/2199	369,800	0.2
200,000 (3)	Banco Santander SA, 7.500%, 12/31/2199	208,200	0.1
715,000 (3)	Bank of America Corp., 0.976%, 04/22/2025	685,817	0.3
198,000 (3)	Bank of America Corp., 0.981%, 09/25/2025	187,827	0.1
572,000 (3)	Bank of America Corp., 1.658%, 03/11/2027	533,748	0.3
919,000 (3)	Bank of America Corp., 1.898%, 07/23/2031	804,091	0.4
788,000 (3)	Bank of America Corp., 2.015%, 02/13/2026	759,024	0.4
343,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	305,740	0.1

See Accompanying Notes to Financial Statements
31

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
265,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	$244,934	0.1
62,000 (3)	Bank of America Corp., 2.676%, 06/19/2041	52,544	0.0
777,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	715,724	0.3
662,000 (3)	Bank of America Corp., 2.972%, 02/04/2033	621,000	0.3
372,000 (3)	Bank of America Corp., 3.194%, 07/23/2030	360,378	0.2
184,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	182,278	0.1
335,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	337,572	0.2
519,000 (3)	Bank of America Corp., 3.846%, 03/08/2037	497,729	0.2
283,000 (3)	Bank of America Corp., 4.078%, 04/23/2040	291,582	0.1
179,000 (3)	Bank of America Corp., 4.083%, 03/20/2051	186,097	0.1
351,000	Bank of America Corp., 4.250%, 10/22/2026	361,693	0.2
451,000 (3)	Bank of America Corp., 4.271%, 07/23/2029	465,763	0.2
414,000	Bank of America Corp., 6.110%, 01/29/2037	495,993	0.2
220,000 (3)	Bank of Nova Scotia/The, 3.625%, 10/27/2081	189,448	0.1
588,000 (3)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	589,470	0.3
218,000	Berkshire Hathaway Finance Corp., 3.850%, 03/15/2052	223,200	0.1
341,000	BlackRock, Inc., 2.100%, 02/25/2032	309,375	0.1
357,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	311,574	0.1
428,000 (1)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	345,696	0.2
255,000 (1)	Blackstone Holdings Finance Co. LLC, 3.200%, 01/30/2052	221,258	0.1
286,000 (1)	Blackstone Private Credit Fund, 4.000%, 01/15/2029	265,065	0.1
630,000 (1)(3)	BPCE SA, 2.045%, 10/19/2027	580,499	0.3
311,000 (1)(3)	BPCE SA, 3.116%, 10/19/2032	282,013	0.1
400,000	Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	398,604	0.2
214,000 (3)	Capital One Financial Corp., 2.636%, 03/03/2026	209,627	0.1
230,000 (3)	Capital One Financial Corp., 3.273%, 03/01/2030	222,319	0.1
65,000	Charles Schwab Corp./The, 2.300%, 05/13/2031	60,075	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
123,000	Charles Schwab Corp./The, 2.450%, 03/03/2027	$119,617	0.1
253,000	Charles Schwab Corp./The, 2.900%, 03/03/2032	243,931	0.1
174,000	Chubb INA Holdings, Inc., 2.850%, 12/15/2051	151,555	0.1
107,000 (3)	Citigroup, Inc., 0.776%, 10/30/2024	103,423	0.0
123,000 (3)	Citigroup, Inc., 2.904%, 11/03/2042	105,799	0.1
151,000 (3)	Citigroup, Inc., 3.070%, 02/24/2028	147,235	0.1
177,000 (3)	Citigroup, Inc., 3.106%, 04/08/2026	175,622	0.1
200,000 (3)	Citigroup, Inc., 4.412%, 03/31/2031	208,008	0.1
696,000	Citigroup, Inc., 4.450%, 09/29/2027	719,078	0.3
227,000 (1)	CNO Global Funding, 2.650%, 01/06/2029	210,075	0.1
210,000 (1)	Commonwealth Bank of Australia, 2.688%, 03/11/2031	187,118	0.1
543,000 (1)	Commonwealth Bank of Australia, 3.784%, 03/14/2032	525,490	0.2
828,000 (1)(3)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	763,258	0.4
250,000 (1)(3)	Cooperatieve Rabobank UA, 3.758%, 04/06/2033	249,575	0.1
500,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	508,561	0.2
427,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	426,522	0.2
155,000	Corebridge Financial, Inc., 4.350%, 04/05/2042	155,078	0.1
265,000	Corebridge Financial, Inc., 4.400%, 04/05/2052	265,581	0.1
427,000 (1)(3)	Credit Agricole SA, 4.750%, 12/31/2199	388,540	0.2
267,000 (1)(2)(3)	Credit Suisse Group AG, 4.500%, 12/31/2199	231,622	0.1
766,000 (1)(3)	Credit Suisse Group AG, 5.250%, 12/31/2199	710,465	0.3
306,000	CubeSmart L.P., 2.500%, 02/15/2032	274,311	0.1
330,000 (1)	Danske Bank A/S, 4.375%, 06/12/2028	334,042	0.2
232,000 (3)	Deutsche Bank AG/New York NY, 3.742%, 01/07/2033	205,338	0.1
438,000 (1)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	395,179	0.2
393,000 (3)	Enstar Finance LLC, 5.500%, 01/15/2042	375,315	0.2

See Accompanying Notes to Financial Statements
32

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
255,000	ERP Operating L.P., 2.850%, 11/01/2026	$250,185	0.1
133,000	ERP Operating L.P., 3.000%, 07/01/2029	130,656	0.1
258,000	ERP Operating L.P., 3.250%, 08/01/2027	255,802	0.1
228,000	ERP Operating L.P., 4.000%, 08/01/2047	235,752	0.1
90,000	ERP Operating L.P., 4.500%, 07/01/2044	98,173	0.0
199,000	Extra Space Storage L.P., 3.900%, 04/01/2029	199,604	0.1
361,000	Goldman Sachs Capital I, 6.345%, 02/15/2034	425,553	0.2
149,000	Goldman Sachs Group, Inc., 6.450%, 05/01/2036	182,021	0.1
508,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	641,925	0.3
189,000	Goldman Sachs Group, Inc./The, 2.028%, (US0003M + 1.750)%, 10/28/2027	195,969	0.1
35,000 (3)	Goldman Sachs Group, Inc./The, 2.383%, 07/21/2032	31,063	0.0
169,000	Goldman Sachs Group, Inc./The, 3.500%, 04/01/2025	170,364	0.1
35,000	Goldman Sachs Group, Inc./The, 6.250%, 02/01/2041	45,339	0.0
575,000 (1)	Hartford Financial Services Group, Inc./The, 2.631%, (US0003M + 2.125)%, 02/12/2067	509,165	0.2
193,000	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	228,209	0.1
1,246,000 (3)	HSBC Holdings PLC, 2.013%, 09/22/2028	1,131,208	0.5
234,000 (3)	HSBC Holdings PLC, 2.871%, 11/22/2032	212,993	0.1
220,000 (3)	HSBC Holdings PLC, 2.999%, 03/10/2026	215,850	0.1
359,000 (3)	ING Groep NV, 4.017%, 03/28/2028	361,387	0.2
297,000 (3)	ING Groep NV, 4.252%, 03/28/2033	306,064	0.1
1,101,000 (1)(3)	Intesa Sanpaolo SpA, 4.198%, 06/01/2032	975,043	0.5
237,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	202,772	0.1
372,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	337,324	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
125,000	Invitation Homes Operating Partnership L.P., 2.700%, 01/15/2034	$109,579	0.1
315,000	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	322,086	0.2
1,443,000 (3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,378,877	0.7
789,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	723,943	0.3
699,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	644,964	0.3
743,000 (3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	651,668	0.3
243,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	224,164	0.1
187,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	175,664	0.1
1,707,000 (3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	1,672,922	0.8
64,000 (3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	52,756	0.0
160,000 (3)	JPMorgan Chase & Co., 2.545%, 11/08/2032	146,419	0.1
319,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	313,073	0.1
468,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	457,240	0.2
96,000 (3)	JPMorgan Chase & Co., 2.963%, 01/25/2033	90,604	0.0
268,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	243,035	0.1
323,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	287,389	0.1
257,000 (3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	233,840	0.1
371,000 (3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	344,565	0.2
161,000 (3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	165,172	0.1
602,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	628,264	0.3
122,000	Kilroy Realty L.P., 3.450%, 12/15/2024	122,097	0.1
480,000 (2)	Kimco Realty Corp., 3.800%, 04/01/2027	486,038	0.2
566,000 (1)	Liberty Mutual Group, Inc., 4.300%, 02/01/2061	451,215	0.2
344,000	Life Storage L.P., 2.400%, 10/15/2031	303,743	0.1
317,000 (3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	305,980	0.1

See Accompanying Notes to Financial Statements
33

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
106,000 (3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	$107,178	0.1
512,000 (1)	LSEGA Financing PLC, 1.375%, 04/06/2026	471,828	0.2
200,000 (1)	LSEGA Financing PLC, 3.200%, 04/06/2041	180,640	0.1
592,000	Main Street Capital Corp., 3.000%, 07/14/2026	549,668	0.3
196,000	Mid-America Apartments L.P., 2.875%, 09/15/2051	164,842	0.1
499,000	Mid-America Apartments L.P., 4.200%, 06/15/2028	516,260	0.2
133,000	Mid-America Apartments L.P., 4.300%, 10/15/2023	135,292	0.1
356,000 (3)	Morgan Stanley, 0.731%, 04/05/2024	348,853	0.2
330,000 (3)	Morgan Stanley, 0.791%, 01/22/2025	316,996	0.1
278,000 (3)	Morgan Stanley, 0.985%, 12/10/2026	255,290	0.1
1,204,000 (3)	Morgan Stanley, 1.512%, 07/20/2027	1,108,450	0.5
326,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	303,298	0.1
373,000 (3)	Morgan Stanley, 1.928%, 04/28/2032	322,849	0.2
583,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	563,746	0.3
754,000 (3)	Morgan Stanley, 2.239%, 07/21/2032	669,140	0.3
128,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	122,216	0.1
250,000 (3)	Morgan Stanley, 2.511%, 10/20/2032	225,938	0.1
455,000 (3)	Morgan Stanley, 2.630%, 02/18/2026	446,658	0.2
371,000 (3)	Morgan Stanley, 2.720%, 07/22/2025	367,473	0.2
451,000 (3)	Morgan Stanley, 2.943%, 01/21/2033	423,457	0.2
1,327,000 (3)	Morgan Stanley, 3.622%, 04/01/2031	1,321,805	0.6
93,000	Morgan Stanley, 3.625%, 01/20/2027	93,897	0.0
471,000 (3)	Morgan Stanley, 3.737%, 04/24/2024	475,929	0.2
154,000	Nasdaq, Inc., 3.950%, 03/07/2052	149,864	0.1
339,000 (1)(3)	National Australia Bank Ltd., 3.347%, 01/12/2037	313,345	0.1
417,000 (3)	NatWest Group PLC, 3.032%, 11/28/2035	370,529	0.2
375,000 (3)	NatWest Group PLC, 4.269%, 03/22/2025	379,531	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
237,000	Old Republic International Corp., 3.850%, 06/11/2051	$220,789	0.1
196,000	Owl Rock Capital Corp., 2.875%, 06/11/2028	171,313	0.1
334,000 (1)	OWL Rock Core Income Corp., 4.700%, 02/08/2027	321,645	0.2
635,000 (3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	615,950	0.3
272,000	Realty Income Corp., 3.950%, 08/15/2027	279,775	0.1
149,000	Realty Income Corp., 4.875%, 06/01/2026	157,334	0.1
224,000	Royal Bank of Canada, 4.650%, 01/27/2026	233,943	0.1
1,178,000 (1)(3)	Societe Generale SA, 3.337%, 01/21/2033	1,084,962	0.5
384,000 (1)(3)	Standard Chartered PLC, 3.971%, 03/30/2026	383,608	0.2
259,000 (1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	230,324	0.1
187,000	Toronto-Dominion Bank/The, 2.800%, 03/10/2027	183,855	0.1
469,000	Truist Financial Corp., 1.476%, (US0003M + 0.650)%, 03/15/2028	444,848	0.2
885,000	UBS AG, 5.125%, 05/15/2024	906,952	0.4
425,000 (1)(3)	UBS Group AG, 2.746%, 02/11/2033	386,662	0.2
608,000 (1)(3)	UBS Group AG, 4.375%, 12/31/2199	550,240	0.3
221,000 (3)	UBS Group AG, 5.125%, 12/31/2199	222,442	0.1
285,000 (1)(3)	UniCredit SpA, 3.127%, 06/03/2032	250,984	0.1
283,000 (1)(3)	UniCredit SpA, 5.459%, 06/30/2035	270,947	0.1
160,000	Visa, Inc., 4.150%, 12/14/2035	174,357	0.1
368,000	Visa, Inc., 4.300%, 12/14/2045	414,179	0.2
148,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	133,522	0.1
212,000 (3)	Wells Fargo & Co., 5.013%, 04/04/2051	252,719	0.1
261,000 (3)	Westpac Banking Corp., 3.020%, 11/18/2036	232,342	0.1
232,000	Westpac Banking Corp., 3.133%, 11/18/2041	199,555	0.1
122,000	Weyerhaeuser Co., 4.000%, 03/09/2052	122,101	0.1

See Accompanying Notes to Financial Statements
34

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
643,000	XLIT Ltd., 4.450%, 03/31/2025	$661,451	0.3
433,000	XLIT Ltd., 5.500%, 03/31/2045	513,686	0.2
		67,832,882	32.0
	Industrial: 5.4%
391,000	Boeing Co/The, 3.250%, 02/01/2028	377,404	0.2
98,000	Boeing Co/The, 3.850%, 11/01/2048	86,242	0.0
660,000	Boeing Co/The, 4.508%, 05/01/2023	671,550	0.3
314,000	Boeing Co/The, 4.875%, 05/01/2025	324,244	0.2
586,000	Boeing Co/The, 5.705%, 05/01/2040	656,526	0.3
214,000	Boeing Co/The, 5.805%, 05/01/2050	247,868	0.1
101,000	Boeing Co/The, 5.930%, 05/01/2060	116,994	0.1
233,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	252,319	0.1
99,000	Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	107,998	0.1
157,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	181,030	0.1
179,000	Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	213,696	0.1
225,000	Canadian Pacific Railway Co., 3.100%, 12/02/2051	199,510	0.1
607,000 (1)	Cellnex Finance Co. SA, 3.875%, 07/07/2041	494,213	0.2
418,000	CSX Corp., 4.650%, 03/01/2068	460,983	0.2
510,000	FedEx Corp., 3.875%, 08/01/2042	489,830	0.2
100,000	FedEx Corp., 3.900%, 02/01/2035	99,671	0.0
80,000	FedEx Corp., 4.100%, 04/15/2043	79,438	0.0
110,000	Fortune Brands Home & Security, Inc., 4.500%, 03/25/2052	107,856	0.1
218,000	GATX Corp., 3.500%, 06/01/2032	210,509	0.1
185,000	GE Capital Funding LLC, 4.050%, 05/15/2027	188,254	0.1
492,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	529,362	0.2
349,000	Norfolk Southern Corp., 3.000%, 03/15/2032	340,547	0.2
268,000	Norfolk Southern Corp., 3.950%, 10/01/2042	272,133	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
231,000	Raytheon Technologies Corp., 3.200%, 03/15/2024	$233,654	0.1
2,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	2,027	0.0
210,000	Raytheon Technologies Corp., 4.350%, 04/15/2047	225,815	0.1
81,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	88,140	0.0
291,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	322,046	0.2
30,000	Raytheon Technologies Corp., 4.800%, 12/15/2043	33,614	0.0
156,000	Republic Services, Inc., 2.900%, 07/01/2026	155,038	0.1
472,000 (1)	Siemens Financieringsmaatschappij NV, 2.875%, 03/11/2041	427,506	0.2
200,000 (1)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	179,004	0.1
257,000	Sonoco Products Co., 2.850%, 02/01/2032	240,529	0.1
256,000	Teledyne Technologies, Inc., 1.600%, 04/01/2026	238,877	0.1
85,000	Trane Technologies Global Holding Co. Ltd., 3.750%, 08/21/2028	85,185	0.0
114,000	Trane Technologies Luxembourg Finance SA, 3.500%, 03/21/2026	114,639	0.1
378,000	Trane Technologies Luxembourg Finance SA, 3.550%, 11/01/2024	382,115	0.2
151,000	Union Pacific Corp., 2.800%, 02/14/2032	145,165	0.1
91,000	Union Pacific Corp., 3.375%, 02/14/2042	88,141	0.0
163,000	Union Pacific Corp., 3.550%, 08/15/2039	161,246	0.1
60,000	Union Pacific Corp., 3.600%, 09/15/2037	60,548	0.0
93,000	Union Pacific Corp., 3.799%, 04/06/2071	92,756	0.0
290,000	Union Pacific Corp., 3.839%, 03/20/2060	292,571	0.1
151,000	Union Pacific Corp., 3.850%, 02/14/2072	149,767	0.1
113,000	Union Pacific Corp., 4.100%, 09/15/2067	117,725	0.1
121,000	Waste Management, Inc., 2.950%, 06/01/2041	109,741	0.1
392,000	WRKCo, Inc., 3.000%, 06/15/2033	366,875	0.2

See Accompanying Notes to Financial Statements
35

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
70,000	WRKCo, Inc., 4.650%, 03/15/2026	$72,939	0.0
447,000	Xylem, Inc./NY, 3.250%, 11/01/2026	447,884	0.2
		11,541,724	5.4
	Technology: 6.7%
276,000	Apple, Inc., 2.700%, 08/05/2051	240,739	0.1
399,000	Apple, Inc., 2.850%, 08/05/2061	345,540	0.2
286,000	Apple, Inc., 3.850%, 05/04/2043	301,683	0.1
603,000	Apple, Inc., 4.250%, 02/09/2047	678,659	0.3
113,000	Apple, Inc., 4.375%, 05/13/2045	128,082	0.1
110,000	Apple, Inc., 4.500%, 02/23/2036	126,024	0.1
73,000	Apple, Inc., 4.650%, 02/23/2046	86,639	0.0
256,000	Autodesk, Inc., 2.400%, 12/15/2031	228,695	0.1
612,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	532,554	0.3
219,000 (1)	Broadcom, Inc., 3.419%, 04/15/2033	204,800	0.1
375,000	Broadcom, Inc., 4.150%, 11/15/2030	380,657	0.2
532,000	Fiserv, Inc., 3.500%, 07/01/2029	524,284	0.2
445,000	Fortinet, Inc., 1.000%, 03/15/2026	405,511	0.2
61,000	HP, Inc., 4.200%, 04/15/2032	60,865	0.0
583,000	Intel Corp., 2.800%, 08/12/2041	516,760	0.2
207,000	Intel Corp., 3.200%, 08/12/2061	184,104	0.1
135,000	Intel Corp., 3.700%, 07/29/2025	138,362	0.1
103,000	Intel Corp., 4.750%, 03/25/2050	120,498	0.1
536,000	International Business Machines Corp., 3.500%, 05/15/2029	547,109	0.3
90,000 (1)	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	80,483	0.0
469,000 (1)	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	406,730	0.2
290,000 (1)	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	244,792	0.1
5,000	Microsoft Corp., 2.525%, 06/01/2050	4,332	0.0
197,000	Microsoft Corp., 2.675%, 06/01/2060	170,533	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
624,000	Microsoft Corp., 2.921%, 03/17/2052	$587,304	0.3
81,000	Microsoft Corp., 3.450%, 08/08/2036	84,433	0.0
866,000	NVIDIA Corp., 1.550%, 06/15/2028	796,945	0.4
866,000	NVIDIA Corp., 2.000%, 06/15/2031	791,153	0.4
193,000	NVIDIA Corp., 3.500%, 04/01/2040	194,854	0.1
101,000	NVIDIA Corp., 3.700%, 04/01/2060	102,793	0.0
105,000 (1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.125%, 02/15/2042	90,596	0.0
241,000 (1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	204,392	0.1
304,000	Oracle Corp., 2.300%, 03/25/2028	278,261	0.1
232,000	Oracle Corp., 2.800%, 04/01/2027	222,423	0.1
164,000	Oracle Corp., 2.950%, 05/15/2025	162,266	0.1
543,000	Oracle Corp., 3.250%, 11/15/2027	528,266	0.3
314,000	Oracle Corp., 3.600%, 04/01/2050	261,198	0.1
190,000	Oracle Corp., 3.850%, 04/01/2060	156,463	0.1
80,000	Oracle Corp., 3.950%, 03/25/2051	70,193	0.0
284,000	Oracle Corp., 4.000%, 11/15/2047	251,915	0.1
558,000	Oracle Corp., 4.125%, 05/15/2045	502,609	0.2
252,000	Oracle Corp., 4.300%, 07/08/2034	249,175	0.1
288,000	salesforce.com, Inc., 2.700%, 07/15/2041	255,895	0.1
115,000	salesforce.com, Inc., 2.900%, 07/15/2051	102,466	0.0
557,000 (1)	TSMC Global Ltd., 1.250%, 04/23/2026	515,671	0.2
389,000 (1)	TSMC Global Ltd., 2.250%, 04/23/2031	356,319	0.2
597,000	VMware, Inc., 1.400%, 08/15/2026	548,958	0.3
122,000	VMware, Inc., 1.800%, 08/15/2028	108,453	0.1
10,000	Western Digital Corp., 2.850%, 02/01/2029	9,156	0.0
45,000	Workday, Inc., 3.500%, 04/01/2027	45,019	0.0

See Accompanying Notes to Financial Statements
36

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
185,000	Workday, Inc., 3.800%, 04/01/2032	$184,877	0.1
		14,320,488	6.7
	Utilities: 12.4%
113,000	AEP Transmission Co. LLC, 2.750%, 08/15/2051	93,058	0.0
188,000	Alabama Power Co., 2.800%, 04/01/2025	186,587	0.1
515,000	Alabama Power Co., 3.000%, 03/15/2052	442,264	0.2
117,000	Alabama Power Co., 3.450%, 10/01/2049	109,033	0.1
130,000	Alabama Power Co., 3.750%, 03/01/2045	125,136	0.1
16,000	Alabama Power Co., 3.850%, 12/01/2042	15,664	0.0
168,000	Alabama Power Co., 4.300%, 07/15/2048	177,127	0.1
353,000 (3)	Algonquin Power & Utilities Corp., 4.750%, 01/18/2082	329,905	0.2
213,000 (1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	207,397	0.1
159,000 (3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	147,006	0.1
114,000	Appalachian Power Co., 3.400%, 06/01/2025	115,285	0.1
147,000	Appalachian Power Co., 4.500%, 03/01/2049	154,192	0.1
917,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	910,122	0.4
211,000	Commonwealth Edison Co., 3.800%, 10/01/2042	213,008	0.1
154,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	168,283	0.1
250,000	Dominion Energy, Inc., 3.071%, 08/15/2024	249,684	0.1
9,000	Duke Energy Carolinas LLC, 3.700%, 12/01/2047	8,818	0.0
29,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	28,649	0.0
149,000	Duke Energy Carolinas LLC, 3.875%, 03/15/2046	150,357	0.1
9,000	Duke Energy Carolinas LLC, 3.950%, 03/15/2048	9,275	0.0
416,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	426,934	0.2
255,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	267,640	0.1
165,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	200,963	0.1
720,000 (2)	Duke Energy Corp., 2.550%, 06/15/2031	659,414	0.3
139,000	Duke Energy Corp., 3.150%, 08/15/2027	137,726	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
167,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	$154,295	0.1
36,000	Duke Energy Florida LLC, 4.200%, 07/15/2048	38,525	0.0
338,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	301,626	0.1
180,000	Duke Energy Ohio, Inc., 3.700%, 06/15/2046	175,197	0.1
216,000	Duke Energy Ohio, Inc., 4.300%, 02/01/2049	228,885	0.1
371,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	383,639	0.2
380,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	388,843	0.2
233,000	Duke Energy Progress LLC, 4.150%, 12/01/2044	240,894	0.1
273,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	286,380	0.1
92,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	75,386	0.0
118,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	110,500	0.1
43,000	Entergy Arkansas LLC, 4.000%, 06/01/2028	44,282	0.0
217,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	233,469	0.1
337,000	Entergy Louisiana LLC, 0.620%, 11/17/2023	327,189	0.2
20,000	Entergy Louisiana LLC, 3.250%, 04/01/2028	19,780	0.0
130,000	Entergy Louisiana LLC, 4.000%, 03/15/2033	134,983	0.1
35,000	Entergy Louisiana LLC, 4.050%, 09/01/2023	35,700	0.0
159,000	Entergy Louisiana LLC, 4.200%, 09/01/2048	167,226	0.1
705,000	Entergy Louisiana LLC, 4.950%, 01/15/2045	732,179	0.3
288,000	Entergy Louisiana LLC, 5.400%, 11/01/2024	303,714	0.1
67,000	Entergy Mississippi LLC, 3.500%, 06/01/2051	62,910	0.0
152,000	Entergy Mississippi LLC, 3.850%, 06/01/2049	151,571	0.1
821,000	Eversource Energy, 1.400%, 08/15/2026	758,671	0.4
304,000	Eversource Energy, 2.900%, 03/01/2027	298,398	0.1
607,000	Exelon Corp., 4.950%, 06/15/2035	654,331	0.3
1,526,000	FirstEnergy Corp., 4.400%, 07/15/2027	1,538,307	0.7
85,000	Florida Power & Light Co., 2.875%, 12/04/2051	76,374	0.0

See Accompanying Notes to Financial Statements
37

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
135,000	Florida Power & Light Co., 5.400%, 09/01/2035	$158,173	0.1
85,000	Florida Power & Light Co., 5.650%, 02/01/2037	102,686	0.0
205,000	Georgia Power Co., 4.300%, 03/15/2043	205,478	0.1
93,000	Indiana Michigan Power Co., 3.850%, 05/15/2028	94,912	0.0
51,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	62,082	0.0
279,000	IPALCO Enterprises, Inc., 3.700%, 09/01/2024	279,956	0.1
314,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	315,018	0.1
315,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	313,755	0.1
228,000	MidAmerican Energy Co., 4.250%, 05/01/2046	246,363	0.1
501,000	MidAmerican Energy Co., 4.400%, 10/15/2044	539,826	0.3
118,000	Mississippi Power Co., 4.250%, 03/15/2042	118,628	0.1
45,000	Mississippi Power Co., 4.750%, 10/15/2041	45,578	0.0
205,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	205,094	0.1
154,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	145,712	0.1
95,000	National Rural Utilities Cooperative Finance Corp., 3.050%, 04/25/2027	93,851	0.0
200,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	204,576	0.1
428,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	431,820	0.2
426,000 (1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	423,292	0.2
667,000	NextEra Energy Capital Holdings, Inc., 0.561%, (SOFRRATE + 0.400)%, 11/03/2023	664,414	0.3
590,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	554,294	0.3
135,000	Pacific Gas and Electric Co., 3.250%, 06/01/2031	122,309	0.1
203,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	173,397	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
230,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	$204,496	0.1
493,000	PacifiCorp, 4.100%, 02/01/2042	501,032	0.2
417,000	PacifiCorp, 4.150%, 02/15/2050	436,171	0.2
274,000	PECO Energy Co., 2.850%, 09/15/2051	237,942	0.1
108,000	Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	96,683	0.0
125,000	Piedmont Natural Gas Co., Inc., 3.600%, 09/01/2025	125,681	0.1
149,000	Public Service Co. of New Hampshire, 3.600%, 07/01/2049	144,547	0.1
283,000	Public Service Co. of Oklahoma, 2.200%, 08/15/2031	253,736	0.1
249,000	Public Service Co. of Oklahoma, 3.150%, 08/15/2051	220,497	0.1
111,000	Public Service Electric and Gas Co., 3.000%, 05/15/2027	110,182	0.1
235,000 (2)	Public Service Electric and Gas Co., 3.100%, 03/15/2032	232,442	0.1
689,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	626,696	0.3
125,000	Sempra Energy, 3.700%, 04/01/2029	125,711	0.1
806,000 (3)	Sempra Energy, 4.125%, 04/01/2052	754,494	0.4
930,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	914,691	0.4
65,000	Southern California Edison Co., 3.650%, 02/01/2050	60,437	0.0
270,000	Southern California Edison Co., 4.050%, 03/15/2042	260,436	0.1
149,000	Southern California Edison Co., 4.125%, 03/01/2048	147,208	0.1
229,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	231,145	0.1
128,000	Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	151,048	0.1
526,000 (3)	Southern Co/The, 4.000%, 01/15/2051	510,220	0.2
122,000	Tucson Electric Power Co., 4.000%, 06/15/2050	121,253	0.1
272,000	Union Electric Co., 2.150%, 03/15/2032	248,149	0.1

See Accompanying Notes to Financial Statements
38

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
459,000	Virginia Electric and Power Co., 3.800%, 04/01/2028	$470,450	0.2
161,000	Wisconsin Power and Light Co., 3.000%, 07/01/2029	156,835	0.1
		26,300,177	12.4
	Total Corporate Bonds/Notes (Cost $216,642,711)	204,777,980	96.5

U.S. TREASURY OBLIGATIONS: 1.2%
	U.S. Treasury Bonds: 0.4%
13,000	1.875%, 02/15/2032	12,486	0.0
893,000	1.875%, 11/15/2051	783,608	0.4
85,300	2.375%, 02/15/2042	82,301	0.0
		878,395	0.4
	U.S. Treasury Notes: 0.8%
264,000	0.875%, 01/31/2024	257,317	0.1
111,000	1.500%, 02/29/2024	109,391	0.1
120,000	1.750%, 03/15/2025	117,469	0.1
266,600	1.875%, 02/28/2027	259,498	0.1
251,000	1.875%, 02/28/2029	242,352	0.1
700,000	2.500%, 03/31/2027	701,586	0.3
		1,687,613	0.8
	Total U.S. Treasury Obligations (Cost $2,564,540)	2,566,008	1.2

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.3%
	Utilities: 0.3%
20,000 (4)(5)	Southern Company	482,600	0.3
	Total Preferred Stock (Cost $500,000)	482,600	0.3
	Total Long-Term Investments (Cost $219,707,251)	207,826,588	98.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.9%
998,218 (6)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $998,226, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $1,018,182, due 02/01/36-03/01/52)	998,218	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,000,008, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 5.500%, Market Value plus accrued interest $1,020,000, due 04/26/22-03/20/52)	$1,000,000	0.5
	Total Repurchase Agreements
	Total Short-Term Investments (Cost $1,998,218)	1,998,218	0.9
	Total Investments in Securities (Cost $221,705,469)	$209,824,806	98.9
	Assets in Excess of Other Liabilities	2,341,552	1.1
	Net Assets	$212,166,358	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of March 31, 2022.

(4)
Preferred Stock may be called prior to convertible date.

(5)
Non-income producing security.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
SOFRRATE    1-day Secured Overnight Financing Rate
US0003M    3-month LIBOR

See Accompanying Notes to Financial Statements
39

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022 (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Preferred Stock	$—	$482,600	$—	$482,600
Corporate Bonds/Notes	—	204,777,980	—	204,777,980
U.S. Treasury Obligations	—	2,566,008	—	2,566,008
Short-Term Investments	—	1,998,218	—	1,998,218
Total Investments, at fair value	$—	$209,824,806	$—	$209,824,806
Other Financial Instruments+
Futures	265,007	—	—	265,007
Total Assets	$265,007	$209,824,806	$—	$210,089,813
Liabilities Table
Other Financial Instruments+
Futures	$(338,316)	$—	$—	$(338,316)
Total Liabilities	$(338,316)	$—	$—	$(338,316)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2022, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	1	06/21/22	$122,875	$(3,354)
U.S. Treasury 2-Year Note	66	06/30/22	13,986,844	(175,348)
U.S. Treasury 5-Year Note	53	06/30/22	6,078,437	(132,969)
U.S. Treasury Long Bond	2	06/21/22	300,125	—
U.S. Treasury Ultra Long Bond	5	06/21/22	885,625	(26,645)
			$21,373,906	$(338,316)
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(63)	06/21/22	(8,534,531)	265,007
			$(8,534,531)	$265,007
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$265,007
Total Asset Derivatives		$265,007
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$338,316
Total Liability Derivatives		$338,316

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements
40

PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of March 31, 2022 (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$23,245	$23,245
Interest rate contracts	(263,547)	—	(263,547)
Total	$(263,547)	$23,245	$(240,302)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(368,919)
Total	$(368,919)
At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $222,095,226.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,290,529
Gross Unrealized Depreciation	(13,634,257)
Net Unrealized Depreciation	$(12,343,728)

See Accompanying Notes to Financial Statements
41

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2022 were as follows:
Fund Name	Type	Per Share Amount
Voya Investment Grade Credit Fund
Class A	NII	$0.2171
Class I	NII	$0.2453
Class P	NII	$0.3018
Class R6	NII	$0.2474
Class SMA	NII	$0.3183
Class W	NII	$0.2447
All Classes	STCG	$0.0104
All Classes	LTCG	$0.1127
All Classes	ROC	$0.0100

NII – Net investment income
STCG – Short-term capital gain
LTCG – Long-term capital gain
ROC – Return of Capital
Pursuant to Internal Revenue Code Section 871(k)(1), the Fund designates 93.32% of net investment income distributions as interest-related dividends.
The Fund designates 100% of its short-term capital gain distributions as short-term capital gain dividends as defined in Internal Revenue Code Section 871(k)(2).
The Fund designates $2,445,584 of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C).
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Fund. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.
42

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about Trustees of the Trust and is available, without charge, upon request at (800) 992-0180.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Independent Trustees:
Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	Trustee Chairperson	July 2007 – Present January 2020 – Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 – Present).	132	Dentaquest (February 2014 – Present); RSR Partners, Inc. (2016 – Present).
John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 68	Trustee	May 2007 – Present	Retired. Formerly, President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 – December 2019).	132	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 73	Trustee	May 2007 – Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 – Present).	132	Wisconsin Energy Corporation (June 2006 – Present); The Royce Funds (22 funds) (December 2009 – Present); and AMICA Mutual Insurance Company (1992 – Present).
Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258 Age: 72	Trustee	August 2015 – Present	Retired.	132	None.
Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 64	Trustee	May 2013 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present).	132	None.
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 71	Trustee	May 2007 – Present	Consultant (May 2001 – Present).	132	Centerra Gold Inc. (May 2008 – Present).
Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 68	Trustee	October 2015 – Present	Retired.	132	None.
43

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Trustee who is an “interested person”:
Dina Santoro 230 Park Avenue New York, New York 10169 Age: 49	Trustee	July 2018 – Present	President, Voya Investments, LLC and Voya Capital, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Chief Operating Officer and Senior Managing Director, Voya Investment Management (January 2022 – Present). Formerly, Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017 – December 2021); Managing Director, Quantitative Management Associates, LLC (January 2004 – August 2017).	132	Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Voya Investments Distributor, LLC (April 2018 – Present).

(1)
Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)
For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya Investors Trust; Voya Mutual Funds; Voya Partners, Inc.; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of April 30, 2022.

44

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Michael Bell One Orange Way Windsor, Connecticut 06095 Age: 53	Chief Executive Officer	March 2018 – Present	Chief Executive Officer and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March
2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (March 2020 – Present); Chief Financial Officer, Voya Investment Management (September 2014 – Present). Formerly, Senior Vice President and Chief Financial Officer, Voya Investments Distributor, LLC (September 2019 – March 2020); Senior Vice President and Treasurer, Voya Investments Distributor, LLC (November 2015 – September 2019); Senior Vice President, Chief Financial Officer and Treasurer, Voya Investments, LLC (November 2015 – March 2018).
Dina Santoro 230 Park Avenue New York, New York 10169 Age: 49	President	March 2018 – Present	President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018 – Present); Director, Voya Funds Services, LLC (March 2018 – Present); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Chief Operating Officer and Senior Managing Director, Voya Investment Management (January 2022 – Present). Formerly, Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017 – December 2021); Managing Director, Quantitative Management Associates, LLC (January 2004 – August 2017).
Jonathan Nash 230 Park Avenue New York, New York 10169 Age: 54	Executive Vice President Chief Investment Risk Officer	March 2020 – Present March 2020 – Present	Executive Vice President and Chief Investment Risk Officer, Voya Investments, LLC (March 2020 – Present) and Senior Vice President, Investment Risk Management, Voya Investment Management (March 2017 – Present). Formerly, Vice President, Voya Investments, LLC (September 2018 – March 2020); Consultant, DA Capital LLC (January 2016 – March 2017).
James M. Fink 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 64	Executive Vice President	March 2018 – Present	Managing Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Chief Administrative Officer, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Operations, Voya Investment Management (March 1999 – September 2017).
Kristin M. Lynch 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 40	Chief Compliance Officer	April 2022 – Present	Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (April 2022 – Present); Vice President, Voya Investment Management (March 2019 – April 2022); and Assistant Vice President, Voya Investment Management (March 2014 – March 2019).
Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007 – Present	President, Voya Funds Services, LLC (March 2018 – Present) and Senior Vice President, Voya Investments, LLC (April 2005 – Present).
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 57	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments, LLC (September 2003 – Present).
Micheline S. Faver 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 44	Senior Vice President	September 2020 – Present	Senior Vice President, Head of Fund Compliance and Chief Compliance Officer, Voya Investments, LLC (March 2021 – Present). Formerly, Vice President, Head of Fund Compliance and Chief Compliance Officer, Voya Investments, LLC (June 2016 – March 2021).
45

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Robert Terris 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 51	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Senior Vice President, Head of Investment Services, Voya Investments, LLC (April 2018 – Present) and Voya Funds Services, LLC (March 2006 – Present). Formerly, Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 – April 2018).
Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Vice President Treasurer	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2012 – Present).
Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 64	Vice President	March 2007 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (September 2004 – Present).
Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Vice President	September 2014 – Present	Senior Vice President, Voya Investments, LLC (February 2022 – Present). Formerly, Vice President, Voya Investments, LLC (October 2015 – February 2022).
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Vice President	March 2007 – Present	Vice President, Voya Funds Services, LLC (November 1995 – Present) and Voya Investments, LLC (August 1997 – Present).
Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Vice President	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2007 – Present).
Andrew K. Schlueter 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Vice President	March 2018 – Present	Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Vice President, Voya Investments, LLC and Voya Funds Services, LLC (March 2018 – Present); Senior Vice President, Head of Mutual Fund Operations, Voya Investment Management (March 2022 – Present). Formerly, Vice President, Head of Mutual Fund Operations, Voya Investment Management (February 2018 – February 2022). Formerly, Vice President, Voya Investment Management (March 2014 – February 2018).
Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Vice President	May 2013 – Present	Vice President – Director of Tax, Voya Investments, LLC (October 2015 – Present).
Monia Piacenti One Orange Way Windsor, Connecticut 06095 Age: 45	Anti-Money Laundering Officer	June 2018 – Present	Anti-Money Laundering Officer, Voya Investments Distributor, LLC, Voya Investment Management and Voya Investment Management Trust Co. (June 2018 – Present); Compliance Consultant, Voya Financial, Inc. (January 2019 – Present). Formerly, Senior Compliance Officer, Voya Investment Management (December 2009 – December 2018).
Joanne F. Osberg 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 40	Secretary	September 2020 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (September 2020 – Present). Formerly, Vice President, Counsel, Voya Investment Management – Mutual Fund Legal Department (January 2013 – September 2020).
46

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 70	Assistant Secretary	June 2010 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).

(1)
The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

47

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 18, 2021, the Board of Trustees (“Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Investment Grade Credit Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2022.
In addition to the Board meeting on November 18, 2021, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 7-8, 2021, and November 16, 2021. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services

48

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Fund does not have management fee breakpoints, it has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund, including the portion of the contractual and net management fee rates that are paid to

49

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager intends to propose any changes thereto. The Board also considered the extent to which the Manager currently waives management fees and/or reimburses the Fund for other Fund-level expenses at different rates for different share classes (“Differential Fee Waiver”), including the basis for the Manager’s determination that any Differential Fee Waiver does not and will not result in any cross-subsidization by one share class of another share class. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the
Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund, including their ability to engage in soft-dollar transactions on behalf of the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7-8, 2021, November 16, 2021, and/or November 18, 2021 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2021. In addition, the Board also considered at its October 7-8, 2021, November 16, 2021, and/or November 18, 2021 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the first quintile of its Morningstar category for the one-year, three-year, five-year and ten-year periods, and the third quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth

50

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s management fee rate and net expense ratio.
Board Conclusions
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to the Fund and that approval of the continuation of the Contracts is in the best interests of the Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to the Fund’s investment performance and the fees payable under the Contracts. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2022.

51

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
172492         (0322-052422)

Annual Report
March 31, 2022
Classes A, I, P, R6 and W
■
Voya Emerging Markets Corporate Debt Fund

■
Voya Emerging Markets Hard Currency Debt Fund

■
Voya Emerging Markets Local Currency Debt Fund

■
Voya Securitized Credit Fund

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

[This Page Intentionally Left Blank]

President’s Letter

Inflation and Hawkish Policy Pressure Financial Markets, but Fundamentals Look Solid
Dear Shareholder,
The world and markets are continuously changing, but over the first four months of 2022 the shifts in the landscape and asset prices have been remarkable. Russia’s invasion of Ukraine in February caught many off guard. Beyond the hardships and terror imposed on its victims, the war has cast a shadow of uncertainty over Europe and worsened already-existing economic risks. Stresses have been most acute in the energy sector. Russia produces about 10% of global oil and supplies Europe with more than 40% of its natural gas; disruptions to this supply make it more difficult for policymakers to quell inflation. The U.S. Federal Reserve Board has set a more hawkish tone in recent communications, leaving investors to wonder how aggressive it will be in tightening monetary policy.
In our opinion, these conditions have been unfavorable for most financial assets. In the United States, equity market outflows have been heavy as investors look toward rate hikes to come. Overseas equities that are geographically or economically exposed to the Ukraine war have struggled. What has made this period particularly painful, in our view, is that bonds have simultaneously sustained losses. Yet, we believe that U.S. corporate fundamentals seem healthy: as of April 22, 2022, with about one-fifth of S&P 500® Index (the “Index”) companies reporting first-quarter results, most had exceeded earnings and revenue expectations, and the Index earnings growth rate was estimated at 7.3%.
This still leaves the question of what to do in the here and now. Uncertainty can make it difficult to stick to your investment plan. We believe the best course is to stay focused on your long-term goals and don’t get distracted by short-term market fluctuations. Should your long-term goals change, discuss the situation with your financial advisor before making any changes to your investment portfolio. Regardless of events, we at Voya remain fully committed to serving our clients without disruption. We appreciate your continued confidence, and we look forward to working with you in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
April 28, 2022
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Benchmark Descriptions

Index	Description
Bloomberg U.S. Securitized MBS/ABS/CMBS Index	An index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.
JP Morgan Corporate Emerging Markets Bond Index Diversified	A liquid global benchmark for US-dollar corporate emerging market bonds. The Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, balanced weightings for countries included in the index.
JP Morgan Emerging Markets Bond Index Global Diversified	Tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
JP Morgan Government Bond Index — Emerging Markets Global Diversified	A comprehensive, global local Emerging Markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It limits the weights of those countries in the index with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.

Voya Emerging Markets Corporate Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of March 31, 2022 (as a percentage of net assets)

Brazil	8.7%
Mexico	7.8%
Colombia	6.9%
India	6.4%
Chile	6.1%
Israel	5.8%
Turkey	3.6%
United Arab Emirates	3.6%
South Africa	3.3%
Saudi Arabia	3.2%
Countries between 0.3% – 3.1%^	39.8%
Assets in Excess of Other Liabilities*	4.8%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 25 countries, which each represents 0.3% – 3.1% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Corporate Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Kurt Kringelis, CFA, Jean-Dominique Bütikofer, CFA, and Anthony Routh, Portfolio Managers* of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2022, the Fund’s Class P shares returned -8.54%, compared to the JP Morgan Corporate Emerging Markets Bond Index Diversified (the “Index” or “JPM CEMBI”), which returned -7.91% for the same period.
Portfolio Specifics: The Fund underperformed the Index for the reporting period. Emerging markets (“EM”) faced numerous headwinds during the period from inflation concerns and hawkish central bank policies both of which led to a collective move in higher global interest rates leading to negative total returns. Spreads across EM sovereign and corporate debt widened as a result, but the widening was exacerbated by concerns over the Chinese real estate sector and geopolitical issues amidst the Russia — Ukraine war. The Fund’s underperformance was driven primarily by its overweight to Russian corporates, which sold off late in the period as a result of the war, and underweight in Middle East energy issuers in Qatar, Saudia Arabia and the UAE, which rallied strongly with oil prices. Selection within Mexico, primarily the banking sector, also detracted from results. Contributions included the Fund’s underweight in Chinese and Macau corporates, which continued to struggle as a result of China’s real estate slowdown, as well as its overweight to Brazilian,
Top Ten Holdings as of March 31, 2022* (as a percentage of net assets)

NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/99	1.4%
Melco Resorts Finance Ltd., 5.750%, 07/21/28	1.4%
Saudi Arabian Oil Co., 2.250%, 11/24/30	1.3%
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	1.2%
JSW Steel Ltd., 5.050%, 04/05/32	1.2%
Medco Bell Pte Ltd., 6.375%, 01/30/27	1.1%
C&W Senior Financing DAC, 6.875%, 09/15/27	1.0%
Braskem Idesa SAPI, 6.990%, 02/20/32	1.0%
VTR Comunicaciones SpA, 5.125%, 01/15/28	1.0%
OQ SAOC, 5.125%, 05/06/28	1.0%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
Colombian and Indian corporates.
Current Strategy and Outlook: We believe that the growth differential is set to improve for EM versus developed markets in the second half of 2022 and into 2023, supported by higher commodity prices in many countries. The outlook is differentiated with Asia set to exceed pre-COVID-19-pandemic growth levels by the fourth quarter, while Europe and Central Asia will be revised lower due to the Russia — Ukraine war, in our view. Inflation outside of Asia remains high, driven by supply-side constraints and higher commodity prices, leading to different levels of hawkishness across EM central banks. It is our opinion that consequences of the Russia — Ukraine war, the ongoing regulatory crackdown and real estate reforms in China and political dysfunction in Latin America will lead to large performance differentiation across EM corporate issuers. We believe that gross margin pressure, while manageable, remains a headwind for EM corporates due to the inability to fully pass-through cost inflation to end consumers given government intervention. Supply chain disruption risk, in our view, remains a concern, exacerbated by geopolitical events and COVID-19 lockdowns in China. Net new issuance from EM corporates is expected to be muted in the near term, given market volatility. We believe that global EM Banks outside of Russia are poised for a strong year due to improving fundamentals post-COVID-19-pandemic. In our view, valuations look more attractive, particularly among higher quality high yield issuers. We remain cautious in the near term and expect continued volatility in EM, stemming from tighter monetary policy from the U.S. Federal Reserve Board and a resilient U.S. dollar.

*
Effective July 31, 2021, Anthony Routh was added as a portfolio manager of the Fund. Effective May 3, 2022, Jean-Dominique Bütikofer and Kurt Kringelis were removed as portfolio managers of the Fund and Anil Katarya was added as a portfolio manager of the Fund.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

Portfolio Managers’ Report	Voya Emerging Markets Corporate Debt Fund

Average Annual Total Returns for the Periods Ended March 31, 2022
	1 Year	5 Year	Since Inception of Class P August 9, 2012
Class P	-8.54%	2.99%	4.05%
JPM CEMBI	-7.91%	2.71%	3.83%
Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Emerging Markets Corporate Debt Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The performance graph and table do not reﬂect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
Fund holdings are subject to change daily.

Voya Emerging Markets Hard Currency Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of March 31, 2022 (as a percentage of net assets)

Mexico	7.6%
Indonesia	7.5%
Panama	5.4%
Colombia	5.2%
Chile	4.9%
Dominican Republic	4.6%
Saudi Arabia	4.6%
Turkey	4.1%
Egypt	3.3%
Kazakhstan	3.2%
Countries between 0.1% – 3.0%^	47.5%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 41 countries, which each represents 0.1% – 3.0% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Hard Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Matthew Toms, CFA, Jean-Dominique Bütikofer, CFA, and Anthony Routh, Portfolio Managers* of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2022, the Fund’s Class P shares returned -6.91% compared to the JP Morgan Emerging Markets Bond Index Global Diversified (the “Index” or “JPM EMBI”), which returned -7.44% for the same period.
Portfolio Specifics: The Fund outperformed the Index for the reporting period. The Fund’s allocation to, and country selection within emerging-markets (“EM”) quasi-sovereigns drove outperformance, while its allocation to EM sovereigns and EM corporates modestly detracted from results. At the country level, key contributors to outperformance included the Fund’s overweights to Indonesia, Turkey, Mexico and Chile. Detractors included overweights to Kazakhstan and Russia, mainly driven by Russian corporates which underperformed amid the Russia-Ukraine war and corresponding sanctions, as well as the Fund’s overweight to African names such as Ghana and Egypt. The Fund’s underweight in Middle East countries also detracted as these issuers performed strong amid the rise in oil prices. From a quality standpoint, the Fund’s overweight to BBB- and underweight in single-B-rated securities contributed, but its underweight in single-A-rated securities detracted as
Top Ten Holdings as of March 31, 2022 (as a percentage of net assets)

Saudi Arabian Oil Co., 3.500%, 11/24/70	1.5%
Bahrain Government International Bond, 7.375%, 05/14/30	1.3%
Petronas Capital Ltd., 4.800%, 04/21/60	1.2%
Kazakhstan Government International Bond, 6.500%, 07/21/45	1.2%
Republic of South Africa Government International Bond, 4.300%, 10/12/28	1.1%
Romanian Government International Bond, 3.625%, 03/27/32	1.1%
CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/28	1.1%
Indonesia Government International Bond, 8.500%, 10/12/35	1.1%
Turkey Government International Bond, 7.375%, 02/05/25	1.0%
OQ SAOC, 5.125%, 05/06/28	1.0%
Portfolio holdings are subject to change daily.
higher quality securities outperformed.
Current Strategy & Outlook: We believe that the growth differential is set to improve for EM versus developed markets in the second half of 2022 and into 2023, supported by higher commodity prices in many countries. The outlook is differentiated with Asia set to exceed pre-COVID-19-pandemic growth levels by the fourth quarter, while Europe and Central Asia will be revised lower due to the Russia — Ukraine war, in our view. Inflation outside of Asia remains high, driven by supply-side constraints and higher commodity prices, leading to different levels of hawkishness across EM central banks. It is our opinion that consequences of the Russia — Ukraine war, the ongoing regulatory crackdown and real estate reforms in China, and political dysfunction in Latin America will lead to large performance differentiation across EM corporate issuers. We believe that gross margin pressure, while manageable, remains a headwind for EM corporates due to the inability to fully pass-through cost inflation to end consumers given government intervention. Supply chain disruption risk, in our view, remains a concern, exacerbated by geopolitical events and COVID-19 lockdowns in China. Net new issuance from EM corporates is expected to be muted in the near term, given market volatility. We believe that global EM banks outside of Russia are poised for a strong year due to improving fundamentals post-COVID-19-pandemic. Valuations look more attractive, particularly among higher quality high-yield issuers. We remain cautious in the near term and expect continued volatility in EM, stemming from tighter monetary policy from the U.S. Federal Reserve Board and a resilient U.S. dollar in the near term.

*
Effective July 31, 2021, Anthony Routh was added as a portfolio manager of the Fund. Effective May 3, 2022, Jean-Dominique Bütikofer and Matthew Toms were removed as portfolio managers of the Fund and Anil Katarya was added as a portfolio manager of the Fund.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

Portfolio Managers’ Report	Voya Emerging Markets Hard Currency Debt Fund

Average Annual Total Returns for the Periods Ended March 31, 2022
	1 Year	5 Year	Since Inception of Class P August 9, 2012
Including Sales Charge:
Class A(1)(2)	-10.27%	0.69%	2.23%
Class I(2)	-7.62%	1.50%	2.78%
Class P	-6.91%	2.28%	3.60%
Class W(2)	-8.24%	1.34%	2.70%
Excluding Sales Charge:
Class A(2)	-8.00%	1.21%	2.51%
Class I(2)	-7.62%	1.50%	2.78%
Class P	-6.91%	2.28%	3.60%
Class W(2)	-8.24%	1.34%	2.70%
JPM EMBI	-7.44%	1.69%	3.13%

Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Emerging Markets Hard Currency Debt Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reﬂect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 2.50%.

(2)
Class A, Class I and Class W incepted on August 1, 2017. The Class A, Class I and Class W shares performance shown for the period prior to their inception date is the performance of Class P shares with adjustment for any differences in the expenses between the two classes.

Voya Emerging Markets Local Currency Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of March 31, 2022 (as a percentage of net assets)

China	12.0%
Brazil	9.6%
Indonesia	8.9%
Mexico	7.0%
Thailand	6.5%
Malaysia	4.9%
South Africa	4.7%
Colombia	4.2%
Czech Republic	4.1%
Poland	3.5%
Countries between 0.1% – 3.0%^	17.1%
Assets in Excess of Other Liabilities*	17.5%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 11 countries, which each represents 0.1% – 3.0% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Local Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Brian Timberlake, Ph.D., CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers* of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2022, the Fund’s Class P shares returned -6.12% compared to the J.P. Morgan Government Bond Index — Emerging Markets Global Diversified (the “Index” or “JPM GBI-EM”), which returned -8.53% for the same period.
Portfolio Specifics: The Fund outperformed the Index for the reporting period. Emerging markets (“EM”) faced numerous headwinds during the period, from inflation concerns and hawkish central bank policies both of which led to a collective move in higher global interest rates leading to negative total returns. EM local rates moved higher, and currencies underperformed amid a stronger U.S. dollar. The Fund outperformed during the period driven by its positioning in local rates, while local foreign exchange (“FX”) detracted. Within local rates, the Fund’s underweight in Russia and long Turkey were the major drivers of outperformance. The Fund also benefitted from short positioning across other Eastern European countries such as Hungary, Romania and Poland. The main detractor within local rates came from the Fund’s long positioning in Indonesian rates. Within local FX, key detractors included long positioning in the Russian ruble, Turkish lira and Colombian peso. The Fund benefitted from long Mexican
Top Ten Holdings as of March 31, 2022* (as a percentage of net assets)

China Government Bond, 3.250%, 06/06/26	6.1%
Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	4.7%
China Government Bond, 3.250%, 11/22/28	3.4%
Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/25	2.9%
Republic of Poland Government Bond, 2.750%, 04/25/28	2.7%
Republic of South Africa Government Bond, 8.500%, 01/31/37	2.6%
Mexican Bonos, 7.750%, 05/29/31	2.6%
Thailand Government Bond, 3.300%, 06/17/38	2.5%
Malaysia Government Bond, 3.885%, 08/15/29	2.3%
Republic of South Africa Government Bond, 8.875%, 02/28/35	2.1%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
peso and Uruguayan peso.
The Fund’s use of FX forwards, futures and swaps detracted from performance for the period.
Current Strategy & Outlook: We believe that the growth differential is set to improve for EM versus developed markets in the second half of 2022 and into 2023, supported by higher commodity prices in many countries. The outlook is differentiated with Asia set to exceed pre-COVID-19-pandemic growth levels by the fourth quarter, while Europe and Central Asia will be revised lower due to the Russia — Ukraine war, in our view. Inflation outside of Asia remains high, driven by supply-side constraints and higher commodity prices, leading to different levels of hawkishness across EM central banks. It is our opinion that consequences of the Russia-Ukraine war, the ongoing regulatory crackdown and real estate reforms in China and political dysfunction in Latin America will lead to large performance differentiation across EM corporate issuers. We believe that gross margin pressure, while manageable, remains a headwind for EM corporates due to the inability to fully pass-through cost inflation to end consumers given government intervention. Supply chain disruption risk, in our view, remains a concern, exacerbated by geopolitical events and COVID-19 lockdowns in China. Net new issuance from EM corporates is expected to be muted in the near term given market volatility. We believe that global EM banks outside of Russia are poised for a strong year due to improving fundamentals post-COVID-19-pandemic. Valuations look more attractive, particularly among higher quality high-yield issuers. We remain cautious in the near term and expect continued volatility in EM, stemming from tighter monetary policy from the U.S. Federal Reserve Board and a resilient USD in the near term.

*
Effective May 3, 2022, Jean-Dominique Bütikofer was removed as a portfolio manager of the Fund.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

Portfolio Managers’ Report	Voya Emerging Markets Local Currency Debt Fund

Average Annual Total Returns for the Periods Ended March 31, 2022
	1 Year	5 Year	Since Inception of Class P August 6, 2012
Class P	-6.12%	-0.27%	-1.63%
JPM GBI-EM	-8.53%	0.18%	-0.99%
Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Emerging Markets Local Currency Debt Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The performance graph and table do not reﬂect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
Fund holdings are subject to change daily.

Voya Securitized Credit Fund	Portfolio Managers’ Report

Investment Type Allocation as of March 31, 2022 (as a percentage of net assets)

Commercial Mortgage-Backed Securities	43.6%
Asset-Backed Securities	28.3%
Collateralized Mortgage Obligations	25.4%
Assets in Excess of Other Liabilities*	2.7%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Securitized Credit Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by David Goodson, and Jonathan Abshire, CFA, Portfolio Managers* of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the year ended March 31, 2022, the Fund’s Class P shares returned 1.81%, compared to the Bloomberg U.S. Securitized MBS/ABS/CMBS Index (the “Index” or “Bloomberg U.S. Securitized”), which returned -4.86% for the same period.
Portfolio Specifics: On a stand-alone basis, all sectors contributed positively to excess returns except for non-agency residential mortgage-backed securities(“RMBS”), which were slightly negative. Commercial mortgage-backed securities (“CMBS”) were by far the top performing sector. Below-investment-grade (“BIG”) rated parts of the CMBS capital structure delivered the majority of performance as prices for these securities continued to retrace losses sustained in the initial phase of the COVID-19 pandemic-related sell-off. Collateralized loan obligations (“CLOs”) were the next biggest contributor as low investment-grade and BIG tranches contributed most of the performance across this floating rate sector. Asset-backed securities (“ABS”) excess return contribution was modest with positive performance from Auto ABS offset by detraction from non-benchmark sectors like solar and whole business securitizations. Non-Agency RMBS detracted from excess returns with most of that performance realized in the first quarter of 2022 as interest rates sold-off. Negative excess returns were shared across the various mortgage credit subsectors with non-qualified mortgage loans leading the contribution.
During the reporting period, the Fund used futures primarily for cash management purposes. As a result, derivatives had a negative impact on performance.
Top Ten Holdings as of March 31, 2022* (as a percentage of net assets)

FREMF 2017-K64 D Mortgage Trust, 05/25/50	4.1%
WFRBS Commercial Mortgage Trust 2013-C14 D, 3.960%, 06/15/46	1.2%
FREMF 2016-K60 D Mortgage Trust, 12/25/49	0.9%
COMM 2013-CR8 E Mortgage Trust, 4.000%, 06/10/46	0.8%
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 G, 4.500%, 08/15/45	0.8%
LSTAR Commercial Mortgage Trust 2016-4 F, 4.585%, 03/10/49	0.7%
SMRT 2022-MINI F, 3.652%, 01/15/24	0.7%
Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 3.499%, 01/25/42	0.7%
Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/50	0.6%
MBRT 2019-MBR G, 3.547%, 11/15/36	0.6%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
Current Strategy & Outlook: Through the remainder of the year, the U.S. Federal Reserve Board (the “Fed”) expects to hike its policy rate to around 2% and begin balance sheet runoff. We believe this will be achievable without causing disruptions to the market, if the Fed does not surprise the markets, and if inflation begins to wane. With supply chains broken and wage inflation persisting, corporations have an elevated incentive to invest, in our opinion. We believe this handoff to a CapEx cycle should help to alleviate inflation pressure increasing the likelihood of a soft landing.
In the near term, we believe that investors can take comfort in the fact that both corporations and households remain fundamentally sound. Corporate profits grew at record levels in 2021 as consumers flush with cash allowed price increases to be passed through. And while home prices have risen significantly over the last 18 months, the data shows that the rise is not being fueled by increased debt. Nonetheless, while not our base case, we believe that the probability of a mild recession has moved definitively higher, and investors would be wise to increase liquidity in their portfolio and reduce exposure to sectors that remain tight. With rate volatility increasing and the Fed moving off the zero-lower bound, in our view, duration has reemerged as an interesting tool to balance credit risk.
In non-agency RMBS, we retain our positive assessment into 2022, fueled by the best array of credit conditions we have ever seen. While the inflation set-up is tough, between housing market dynamics, economic growth and a well-positioned consumer, mortgage credit prospects look quite strong, in our view. Furthermore, with the expectation for rate hikes soon and the accompanying rise in rates, in our opinion, the prepay outlook which was a thorn in the residential-mortgage market’s side for much 2021, is set to improve, increasing sponsorship in this “credit-risk-blessed” space. Affordability is a key risk to housing market dynamics but we believe stops short of threatening strong mortgage credit behavior in the visible horizon and could perhaps prove a tailwind if it plays a role in moderating new issue supply from its current pace. In our opinion, government sponsored enterprises are expected to be a friend in housing markets this year.
After lagging the rally in corporate credit into year-end, the ABS market appears better set to compete in 2022. We believe that issuance is likely to be well-received amidst refreshed target allocations. And throughout recent months, ABS has continued to perform well fundamentally and earn its allocation in a broad range of strategies. With wider credit spreads following a soft year-end, combined with the sell-off in front-end swap rates, improved yield profiles will likely attract more interest from income focused buyers, in our opinion. In addition, we believe that any turn lower in broader market sentiment should allow ABS to shine, from a sector point of view, with its lower duration and high credit quality attributes. Separately — but related — we expect benchmark asset types more closely tied to the Fed’s quantitative easing and related tapering decisions to experience some weakness in sponsorship as the buyer base shifts from banks back to money managers. However, we expect this to be contained.
In CLOs, we moderate our outlook as near-term technical factors remain somewhat uncertain, in our view, as the official transition from London interbank offered rate to secured overnight financing rate (“SOFR”) commences. While we are resigned to expect robust new issuance volumes, we are less clear on refinancings and resets, which is expected to have a decided impact on technical factors — positive if lower, negative if higher. With the not-so-new world of SOFR, we can make a case for lowering such activity. However, if execution shakes out favorably with the first

Portfolio Managers’ Report	Voya Securitized Credit Fund

round of deals (in market already), we expect to see plenty of them. Our disposition towards credit risk taking remains positive, predicated on steady to improving fundamental factors, and the accompanying attractive relative value proposition, intact after the sharp rally in loan and high yield markets. Additionally, while not a key driver in our positive assessment, we continue to expect the sector to benefit from more resilient sponsorship owing to its floating rate status.
We upgraded our outlook for CMBS to positive. After some weakness in November and early December, conditions have seemingly firmed in our view. Strains from a year of elevated issuance across single asset, single borrower securities and commercial real estate and CLO markets were a root cause, which get a reset button of sorts with the new year. In addition, we believe the sharp rally in corporate credit markets improves relative value offered by CMBS, as well as market sentiment. We believe that credit appetite is deep, and perceptions of risk have shifted definitively lower, so we expect widening to now get purchased.

*
Effective January 28, 2022, John Edwards is no longer a portfolio manager to the Fund.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

Voya Securitized Credit Fund	Portfolio Managers’ Report

Average Annual Total Returns for the Periods Ended March 31, 2022
	1 Year	5 Year	Since Inception of Class P August 7, 2014
Including Sales Charge:
Class A(1)(2)	-1.81%	2.31%	3.21%
Class I(2)	1.16%	3.14%	3.88%
Class P	1.81%	3.80%	4.54%
Class R6(2)	0.96%	3.12%	3.87%
Class W(2)	1.09%	3.12%	3.84%
Excluding Sales Charge:
Class A(2)	0.73%	2.83%	3.56%
Class I(2)	1.16%	3.14%	3.88%
Class P	1.81%	3.80%	4.54%
Class R6(2)	0.96%	3.12%	3.87%
Class W(2)	1.09%	3.12%	3.84%
Bloomberg U.S. Securitized	-4.86%	1.44%	1.69%
Based on a $10,000 initial investment, the graph and table above illustrate the total return of Voya Securitized Credit Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.
The Fund’s performance is shown both with and without the imposition of sales charges.
The performance graph and table do not reﬂect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.
The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total net return. Had all fees and expenses been considered, the total net returns would have been lower.
Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.
Fund holdings are subject to change daily.
(1)
Reflects deduction of the maximum Class A sales charge of 2.50%.

(2)
Class A and Class I incepted on August 3, 2015, Class W incepted on August 1, 2017 and Class R6 incepted on July 31, 2020. The Class A, Class I, Class R6 and Class W shares performance shown for the period prior to their inception date is the performance of Class P shares with adjustment for any differences in the expenses between the two classes.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended March 31, 2022*	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended March 31, 2022*
Voya Emerging Markets Corporate Debt Fund
Class P	$1,000.00	$891.20	0.07%	$0.33	$1,000.00	$1,024.58	0.07%	$0.35
Voya Emerging Markets Hard Currency Debt Fund
Class A	$1,000.00	$889.70	1.15%	$5.42	$1,000.00	$1,019.20	1.15%	$5.79
Class I	1,000.00	892.00	0.82	3.87	1,000.00	1,020.84	0.82	4.13
Class P	1,000.00	895.40	0.07	0.33	1,000.00	1,024.58	0.07	0.35
Class W	1,000.00	886.30	0.90	4.23	1,000.00	1,020.44	0.90	4.53
Voya Emerging Markets Local Currency Debt Fund
Class P	$1,000.00	$935.80	0.15%	$0.72	$1,000.00	$1,024.18	0.15%	$0.76
Voya Securitized Credit Fund
Class A	$1,000.00	$987.70	1.00%	$4.96	$1,000.00	$1,019.95	1.00%	$5.04
Class I	1,000.00	989.30	0.68	3.37	1,000.00	1,021.54	0.68	3.43
Class P	1,000.00	992.50	0.05	0.25	1,000.00	1,024.68	0.05	0.25
Class R6	1,000.00	988.20	0.65	3.22	1,000.00	1,021.69	0.65	3.28
Class W	1,000.00	989.00	0.75	3.72	1,000.00	1,021.19	0.75	3.78

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund and Voya Securitized Credit Fund and the Board of Trustees of Voya Separate Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund and Voya Securitized Credit Fund (the “Funds”) (four of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the portfolios of investments, as of March 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (four of the funds constituting Voya Separate Portfolios Trust) at March 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the years in the two-year period ended March 31, 2019, were audited by another independent registered public accounting firm whose report, dated May 23, 2019, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Voya investment companies since 2019.
Boston, Massachusetts
May 27, 2022

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2022

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
ASSETS:
Investments in securities at fair value+*	$92,553,960	$166,205,032	$58,742,899	$1,366,769,062
Short-term investments at fair value†	4,838,582	7,456,221	9,363,636	25,478,775
Cash	—	—	849	—
Cash collateral for futures contracts	198,768	325,595	9,749	4,068,223
Cash pledged for centrally cleared swaps (Note 2)	—	—	145,000	—
Foreign currencies at value‡	—	—	1,544,841	—
Receivables:
Investment securities sold	27,505	2,002,245	927,227	6,864,276
Fund shares sold	—	5,019	—	3,006,139
Dividends	334	117	501	1,327
Interest	1,270,568	2,135,015	1,383,984	5,258,051
Foreign tax reclaims	—	—	64,175	—
Unrealized appreciation on forward foreign currency contracts	—	—	282,792	—
Unrealized appreciation on OTC swap agreements	—	—	24,158	—
Prepaid expenses	7,962	23,131	10,650	54,025
Reimbursement due from Investment Adviser	—	—	1,879	9,849
Other assets	3,149	5,165	2,860	14,352
Total assets	98,900,828	178,157,540	72,505,200	1,411,524,079
LIABILITIES:
Income distribution payable	—	443	—	854,001
Payable for investment securities purchased	722,941	822,657	999,740	2,998,838
Payable for fund shares redeemed	—	137,987	—	1,641,476
Payable upon receipt of securities loaned	853,582	7,029,221	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	108,817	—
Variation margin payable on centrally cleared swaps	—	—	1,133	—
Variation margin payable on futures contracts	19,984	43,705	617	462,040
Payable for investment management fees	—	555	—	570,439
Payable for distribution and shareholder service fees	—	42	—	2,516
Payable to trustees under the deferred compensation plan (Note 6)	3,149	5,165	2,860	14,352
Payable for trustee fees	530	904	380	7,158
Payable for foreign capital gains tax	71,017	323,721	56,465	—
Other accrued expenses and liabilities	25,765	32,443	156,952	87,944
Total liabilities	1,696,968	8,396,843	1,326,964	6,638,764
NET ASSETS	$97,203,860	$169,760,697	$71,178,236	$1,404,885,315
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$108,081,116	$203,126,038	$92,124,799	$1,480,724,773
Total distributable loss	(10,877,256)	(33,365,341)	(20,946,563)	(75,839,458)
NET ASSETS	$97,203,860	$169,760,697	$71,178,236	$1,404,885,315
+ Including securities loaned at value	$834,997	$6,875,938	$—	$—
* Cost of investments in securities	$103,603,778	$191,517,376	$72,387,343	$1,423,744,062
† Cost of short-term investments	$4,838,582	$7,456,221	$9,363,660	$25,478,838
‡ Cost of foreign currencies	$—	$—	$1,477,068	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of March 31, 2022 (continued)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
Class A
Net assets	n/a	$70,824	n/a	$11,621,022
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	8,461	n/a	1,221,439
Net asset value and redemption price per share†	n/a	$8.37	n/a	$9.51
Maximum offering price per share (2.50%)(1)	—	$8.58	—	$9.75
Class I
Net assets	n/a	$689,472	n/a	$1,075,714,513
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	82,344	n/a	112,860,487
Net asset value and redemption price per share	n/a	$8.37	n/a	$9.53
Class P
Net assets	$97,203,860	$169,000,393	$71,178,236	$316,503,784
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,055,945	20,180,365	12,163,644	33,084,300
Net asset value and redemption price per share	$8.79	$8.37	$5.85	$9.57
Class R6
Net assets	n/a	n/a	n/a	$3,209
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	337
Net asset value and redemption price per share	n/a	n/a	n/a	$9.53
Class W
Net assets	n/a	$8	n/a	$1,042,787
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	1	n/a	109,303
Net asset value and redemption price per share	n/a	$8.34	n/a	$9.54

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the year ended March 31, 2022

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
INVESTMENT INCOME:
Dividends	$820	$727	$1,785	$10,342
Interest, net of foreign taxes withheld*	4,865,799	8,816,734	3,716,415	47,648,466
Securities lending income, net	19,125	15,364	1,495	—
Total investment income	4,885,744	8,832,825	3,719,695	47,658,808
EXPENSES:
Investment management fees	1,006,577	1,356,510	606,849	8,587,839
Distribution and shareholder service fees:
Class A	—	313	—	40,266
Transfer agent fees:
Class A	—	456	—	29,113
Class I	—	5	—	465,830
Class P	238	259	259	503
Class R6	—	—	—	152
Class W	—	152	—	3,694
Shareholder reporting expense	561	728	3,508	31,722
Registration fees	25,494	61,439	35,861	135,515
Professional fees	13,576	20,497	14,685	118,513
Custody and accounting expense	24,311	34,026	82,525	287,340
Trustee fees	4,238	7,235	3,034	57,263
Miscellaneous expense	6,356	8,693	6,617	16,436
Interest expense	—	23	—	—
Total expenses	1,081,351	1,490,336	753,338	9,774,186
Waived and reimbursed fees	(1,006,577)	(1,352,696)	(637,508)	(2,046,814)
Net expenses	74,774	137,640	115,830	7,727,372
Net investment income	4,810,970	8,695,185	3,603,865	39,931,436
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	1,488,874	1,027,002	(201,538)	(355,157)
Forward foreign currency contracts	—	(3,367)	(201,534)	—
Foreign currency related transactions	—	(133)	(213,883)	—
Futures	60,466	(58,229)	(5,118)	17,159,604
Swaps	—	—	1,905	—
Net realized gain (loss)	1,549,340	965,273	(620,168)	16,804,447
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	(15,198,749)	(22,177,610)	(7,715,687)	(48,661,530)
Forward foreign currency contracts	—	1,415	56,426	—
Foreign currency related transactions	—	—	105,077	—
Futures	(187,655)	(270,996)	(3,517)	7,781,013
Swaps	—	—	(75,344)	—
Net change in unrealized appreciation (depreciation)	(15,386,404)	(22,447,191)	(7,633,045)	(40,880,517)
Net realized and unrealized loss	(13,837,064)	(21,481,918)	(8,253,213)	(24,076,070)
Increase (decrease) in net assets resulting from operations	$(9,026,094)	$(12,786,733)	$(4,649,348)	$15,855,366
* Foreign taxes withheld	$—	$—	$71,972	$—
^ Foreign capital gains taxes withheld	$13,768	$56,526	$35	$—
# Change in foreign capital gains taxes accrued	$62,511	$104,972	$9,659	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Corporate Debt Fund		Voya Emerging Markets Hard Currency Debt Fund
	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2022	Year Ended March 31, 2021
FROM OPERATIONS:
Net investment income	$4,810,970	$4,830,250	$8,695,185	$8,009,306
Net realized gain (loss)	1,549,340	1,944,324	965,273	(1,207,290)
Net change in unrealized appreciation (depreciation)	(15,386,404)	12,968,463	(22,447,191)	22,598,996
Increase (decrease) in net assets resulting from operations	(9,026,094)	19,743,037	(12,786,733)	29,401,012
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(4,862)	(2,475)
Class I	—	—	(16,884)	(47,199)
Class P	(7,007,377)	(4,947,831)	(8,929,384)	(8,827,107)
Class W	—	—	(1,653)	(613)
Total distributions	(7,007,377)	(4,947,831)	(8,952,783)	(8,877,394)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	900,000	499,989	13,378,948	18,063,036
Reinvestment of distributions	7,007,377	4,937,164	8,952,212	8,819,800
	7,907,377	5,437,153	22,331,160	26,882,836
Cost of shares redeemed	—	(5,603,462)	(4,838,299)	(21,666,842)
Net increase (decrease) in net assets resulting from capital share transactions	7,907,377	(166,309)	17,492,861	5,215,994
Net increase (decrease) in net assets	(8,126,094)	14,628,897	(4,246,655)	25,739,612
NET ASSETS:
Beginning of year or period	105,329,954	90,701,057	174,007,352	148,267,740
End of year or period	$97,203,860	$105,329,954	$169,760,697	$174,007,352
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Local Currency Debt Fund		Voya Securitized Credit Fund
	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2022	Year Ended March 31, 2021
FROM OPERATIONS:
Net investment income	$3,603,865	$4,027,456	$39,931,436	$34,950,563
Net realized gain (loss)	(620,168)	(3,684,019)	16,804,447	(26,116,817)
Net change in unrealized appreciation (depreciation)	(7,633,045)	9,234,569	(40,880,517)	133,715,412
Increase (decrease) in net assets resulting from operations	(4,649,348)	9,578,006	15,855,366	142,549,158
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(402,332)	(1,019,039)
Class I	—	—	(30,526,020)	(24,631,878)
Class P	(2,301,486)	(366,978)	(11,326,360)	(10,512,001)
Class R6	—	—	(53,749)	(52)
Class W	—	—	(62,947)	(210,883)
Return of capital:
Class A	—	—	—	(84,715)
Class I	—	—	—	(3,784,027)
Class P	(1,239,074)	(3,496,441)	—	(1,259,777)
Class R6	—	—	—	(12)
Class W	—	—	—	(14,601)
Total distributions	(3,540,560)	(3,863,419)	(42,371,408)	(41,516,985)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	330,000	527,950,202	650,959,300
Reinvestment of distributions	3,540,560	3,852,355	37,479,936	38,387,151
	3,540,560	4,182,355	565,430,138	689,346,451
Cost of shares redeemed	—	(10,336,808)	(449,896,968)	(475,969,549)
Net increase (decrease) in net assets resulting from capital share transactions	3,540,560	(6,154,453)	115,533,170	213,376,902
Net increase (decrease) in net assets	(4,649,348)	(439,866)	89,017,128	314,409,075
NET ASSETS:
Beginning of year or period	75,827,584	76,267,450	1,315,868,187	1,001,459,112
End of year or period	$71,178,236	$75,827,584	$1,404,885,315	$1,315,868,187

See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Corporate Debt Fund
Class P
03-31-22	10.27	0.46•	(1.28)	(0.82)	0.45	0.21	—	0.66	—	8.79	(8.54)	1.02	0.07	0.07	4.54	97,204	35
03-31-21	8.84	0.47•	1.44	1.91	0.48	—	—	0.48	—	10.27	21.79	1.03	0.08	0.08	4.63	105,330	48
03-31-20	9.77	0.49•	(0.90)	(0.41)	0.49	—	0.03	0.52	—	8.84	(4.70)	1.04	0.09	0.09	4.87	90,701	50
03-31-19	9.82	0.48	(0.04)	0.44	0.49	—	—	0.49	—	9.77	4.74	1.05	0.10	0.10	5.01	96,445	69
03-31-18	9.90	0.50	(0.08)	0.42	0.50	—	—	0.50	—	9.82	4.22	1.05	0.10	0.10	4.98	106,447	83
Voya Emerging Markets Hard Currency Debt Fund
Class A
03-31-22	9.46	0.35•	(1.07)	(0.72)	0.37	—	—	0.37	—	8.37	(8.00)	1.44	1.15	1.15	3.83	71	24
03-31-21	8.29	0.34•	1.22	1.56	0.39	—	—	0.39	—	9.46	18.87	1.78	1.15	1.15	3.56	67	76
03-31-20	9.49	0.40	(1.20)	(0.80)	0.40	—	—	0.40	—	8.29	(8.94)	1.89	1.15	1.15	4.31	52	55
03-31-19	9.64	0.39	(0.16)	0.23	0.38	—	—	0.38	—	9.49	2.57	2.02	1.15	1.15	4.18	7	71
08-01-17(4) - 03-31-18	9.84	0.26•	(0.19)	0.07	0.26	—	0.01	0.27	—	9.64	0.64	1.90	1.15	1.15	3.89	7	51
Class I
03-31-22	9.45	0.38•	(1.07)	(0.69)	0.39	—	—	0.39	—	8.37	(7.62)	0.82	0.82	0.82	4.19	689	24
03-31-21	8.29	0.38•	1.20	1.58	0.42	—	—	0.42	—	9.45	19.09	0.83	0.83	0.83	4.32	34	76
03-31-20	9.50	0.43•	(1.21)	(0.78)	0.43	—	—	0.43	—	8.29	(8.75)	0.84	0.88	0.88	4.44	7,712	55
03-31-19	9.64	0.41	(0.15)	0.26	0.40	—	—	0.40	—	9.50	2.95	0.94	0.90	0.90	4.45	10,014	71
08-01-17(4) - 03-31-18	9.84	0.28•	(0.19)	0.09	0.28	—	0.01	0.29	—	9.64	0.82	0.85	0.85	0.85	4.39	7,659	51
Class P
03-31-22	9.45	0.45•	(1.06)	(0.61)	0.47	—	—	0.47	—	8.37	(6.91)	0.82	0.07	0.07	4.81	169,000	24
03-31-21	8.28	0.44•	1.22	1.66	0.49	—	—	0.49	—	9.45	20.13	0.83	0.08	0.08	4.64	173,857	76
03-31-20	9.49	0.50	(1.22)	(0.71)	0.50	—	—	0.50	—	8.28	(8.07)	0.84	0.09	0.09	5.22	140,501	55
03-31-19	9.64	0.48•	(0.15)	0.33	0.48	—	—	0.48	—	9.49	3.65	0.86	0.11	0.11	5.23	151,747	71
03-31-18	9.65	0.49	0.00*	0.49	0.49	—	0.01	0.50	—	9.64	5.06	0.84	0.09	0.09	4.96	165,549	51
Class W
03-31-22	9.45	0.37•	(1.11)	(0.74)	0.37	—	—	0.37	—	8.34	(8.24)	1.19	0.90	0.90	3.88	—	24
03-31-21	8.28	0.34•	1.24	1.58	0.41	—	—	0.41	—	9.45	19.17	1.53	0.90	0.90	3.57	50	76
03-31-20	9.49	0.42	(1.21)	(0.79)	0.42	—	—	0.42	—	8.28	(8.81)	1.64	0.90	0.90	4.43	3	55
03-31-19	9.64	0.41	(0.16)	0.25	0.40	—	—	0.40	—	9.49	2.84	1.77	0.90	0.90	4.45	3	71
08-01-17(4) - 03-31-18	9.84	0.27•	(0.18)	0.09	0.28	—	0.01	0.29	—	9.64	0.82	1.65	0.90	0.90	4.07	3	51
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Local Currency Debt Fund
Class P
03-31-22	6.53	0.30•	(0.68)	(0.38)	0.20	—	0.10	0.30	—	5.85	(6.12)	0.99	0.15	0.15	4.75	71,178	3
03-31-21	6.13	0.33•	0.38	0.71	0.03	—	0.28	0.31	—	6.53	11.57	1.03	0.15	0.15	4.82	75,828	63
03-31-20	6.99	0.42•	(0.94)	(0.52)	0.32	—	0.02	0.34	—	6.13	(8.07)	1.02	0.16	0.16	5.87	76,267	48
03-31-19	8.03	0.42•	(1.13)	(0.71)	0.06	—	0.27	0.33	—	6.99	(8.74)	1.10	0.16	0.16	5.89	73,493	65
03-31-18	7.49	0.45	0.45	0.90	0.36	—	—	0.36	—	8.03	12.30	1.03	0.15	0.15	5.89	117,563	50
Voya Securitized Credit Fund
Class A
03-31-22	9.68	0.23•	(0.16)	0.07	0.24	—	—	0.24	—	9.51	0.73	1.07	1.00	1.00	2.37	11,621	57
03-31-21	8.79	0.25•	0.94	1.19	0.26	—	0.04	0.30	—	9.68	13.74	1.02	1.00	1.00	2.69	20,476	38
03-31-20	10.21	0.36•	(1.30)	(0.94)	0.39	0.01	0.08	0.48	—	8.79	(9.79)	0.97	0.96	0.96	3.46	56,238	30
03-31-19	10.22	0.44	0.02	0.46	0.45	0.01	0.01	0.47	—	10.21	4.66	1.02	1.00	1.00	4.29	84,096	29
03-31-18	10.05	0.40	0.23	0.63	0.42	0.04	—	0.46	—	10.22	6.29	1.15	1.00	1.00	4.09	9,665	43
Class I
03-31-22	9.69	0.26•	(0.15)	0.11	0.27	—	—	0.27	—	9.53	1.16	0.69	0.68	0.68	2.64	1,075,715	57
03-31-21	8.80	0.27•	0.95	1.22	0.29	—	0.04	0.33	—	9.69	14.09	0.73	0.68	0.68	2.91	971,282	38
03-31-20	10.22	0.37•	(1.28)	(0.91)	0.42	0.01	0.08	0.51	—	8.80	(9.49)	0.71	0.68	0.68	3.65	708,792	30
03-31-19	10.24	0.47	0.02	0.49	0.49	0.01	0.01	0.51	—	10.22	4.87	0.72	0.68	0.68	4.57	303,211	29
03-31-18	10.07	0.43	0.23	0.66	0.45	0.04	—	0.49	—	10.24	6.55	0.73	0.68	0.68	4.24	160,778	43
Class P
03-31-22	9.73	0.32•	(0.14)	0.18	0.34	—	—	0.34	—	9.57	1.81	0.65	0.05	0.05	3.29	316,504	57
03-31-21	8.83	0.33•	0.97	1.30	0.36	—	0.04	0.40	—	9.73	14.88	0.67	0.05	0.05	3.54	320,620	38
03-31-20	10.27	0.44•	(1.30)	(0.86)	0.49	0.01	0.08	0.58	—	8.83	(9.04)	0.66	0.05	0.05	4.32	225,231	30
03-31-19	10.29	0.53	0.02	0.55	0.55	0.01	0.01	0.57	—	10.27	5.56	0.68	0.05	0.05	5.18	152,687	29
03-31-18	10.12	0.50	0.23	0.73	0.52	0.04	—	0.56	—	10.29	7.28	0.69	0.05	0.05	4.86	171,597	43
Class R6
03-31-22	9.71	0.25•	(0.15)	0.10	0.28	—	—	0.28	—	9.53	0.96	0.65	0.65	0.65	2.56	3	57
07-31-20(4) - 03-31-21	9.36	0.18•	0.37	0.55	0.16	—	0.04	0.20	—	9.71	5.91	1.90	0.68	0.68	2.84	3	38
Class W
03-31-22	9.70	0.26•	(0.15)	0.11	0.27	—	—	0.27	—	9.54	1.09	0.82	0.75	0.75	2.63	1,043	57
03-31-21	8.81	0.28•	0.94	1.22	0.29	—	0.04	0.33	—	9.70	14.00	0.77	0.75	0.75	2.98	3,487	38
03-31-20	10.23	0.37•	(1.28)	(0.91)	0.42	0.01	0.08	0.51	—	8.81	(9.53)	0.72	0.71	0.71	3.57	11,198	30
03-31-19	10.25	0.47	0.01	0.48	0.48	0.01	0.01	0.50	—	10.23	4.80	0.77	0.75	0.75	4.54	1,984	29
08-01-17(4) - 03-31-18	10.27	0.31•	0.01	0.32	0.30	0.04	—	0.34	—	10.25	3.10	0.90	0.75	0.75	4.54	44	43

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for: Voya Emerging Markets Corporate Debt Fund (“Corporate Debt”), Voya Emerging Markets Hard Currency Debt Fund (“Hard Currency Debt”), Voya Emerging Markets Local Currency Debt Fund (“Local Currency Debt”) and Voya Securitized Credit Fund (“Securitized Credit”) (each a “Fund,” and collectively, the “Funds”). Each Fund (except Corporate Debt and Securitized Credit) is a non-diversified series of the Trust. Corporate Debt and Securitized Credit are each a diversified series of the Trust.
Each Fund offers at least one or more of the following classes of shares: Class A, Class I, Class P, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits.
When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of March 31, 2022, the maximum amount of loss that Local Currency Debt would incur if the counterparties to their derivative transactions failed to perform would be $306,950 which represents the gross payments to be received by the Funds on open forward foreign currency contracts and OTC interest rate swaps were they to be unwound as of March 31, 2022. Local Currency Debt did not receive any cash collateral at March 31, 2022.
The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
As of March 31, 2022, Local Currency Debt had a liability position of $108,817 on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of March 31, 2022, Local Currency Debt could have been required to pay this amount in cash to its counterparties. At March 31, 2022, Local Currency Debt had not pledged any cash collateral.
E. Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the year ended March 31, 2022, Hard Currency Debt and Local Currency Debt entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. Hard Currency Debt and Local Currency Debt used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements.
During the year ended March 31, 2022, the Funds had an average contract amount on forward foreign currency contracts to buy and sell as disclosed below:
	Purchased	Sold
Hard Currency Debt	$53,021	$—
Local Currency Debt	21,329,400	12,724,215
Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts held by Local Currency Debt at March 31, 2022. Hard Currency Debt did not have any open forward foreign currency contracts at March 31, 2022.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.
Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the year ended March 31, 2022, Corporate Debt, Hard Currency Debt, Local Currency Debt and Securitized Credit have purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the year ended March 31, 2022, the Funds had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Corporate Debt	$18,436,655	$16,925,456
Hard Currency Debt	22,630,561	22,574,372
Local Currency Debt	1,566,602	1,876,489
Securitized Credit	47,553,894	560,411,045
Please refer to the tables within each respective Portfolio of Investments for open futures contracts at March 31, 2022.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. Each Fund declares dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Swap Agreements. The Funds may enter into swap agreements. A swap is an agreement between two parties

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a
Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.
For the year ended March 31, 2022, Local Currency Debt entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. The average notional amount on long interest rate swaps was $1,054,351.
For the year ended March 31, 2022, Local Currency Debt entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. The average notional amount on short interest rate swaps was $1,627,895.
Local Currency Debt entered into interest rate swaps to manage its interest rate exposure. Please refer to the tables within the Portfolio of Investments for open interest rate swaps held by Local Currency Debt at March 31, 2022.
K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the year ended March 31, 2022, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Corporate Debt	$37,341,945	$36,060,687
Hard Currency Debt	59,632,657	42,438,080
Local Currency Debt	3,952,957	2,186,415
Securitized Credit	933,445,048	743,778,015
U.S. government securities not included above were as follows:
	Purchases	Sales
Hard Currency Debt	$—	$18,450
Securitized Credit	60,860,486	47,982,641
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Funds through August 1, 2022. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
Fund	Fee
Corporate Debt	0.95%
Hard Currency Debt	0.75%
Local Currency Debt	0.80%
Securitized Credit(1)	0.60% on the first $1.5 billion, 0.57% on the next $500 million and 0.55% on assets thereafter

(1)
Prior to January 1, 2022, the management fee was computed daily and payable monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of Securitized Credit and Hard Currency Debt each have a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution and/or shareholder servicing of the Funds’ Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A. For the year ended March 31, 2022, the Distributor retained the following amounts in sales charges.
Class A
Initial Sales Charges:
Hard Currency Debt	$321
Securitized Credit	3
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At March 31, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Global Bond Portfolio	Corporate Debt	7.19%
	Hard Currency Debt	7.22
	Local Currency Debt	9.60
Voya Intermediate Bond Portfolio	Corporate Debt	91.96
	Hard Currency Debt	74.90
	Local Currency Debt	73.16
	Securitized Credit	13.46
Voya Investment Management Co. LLC	Hard Currency Debt	9.89
	Securitized Credit	7.40
Voya Investment Trust Co.	Local Currency Debt	16.15
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended March 31, 2022, the Funds did not pay any amounts for affiliated recordkeeping services.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class I	Class P	Class R6	Class W
Corporate Debt	N/A	N/A	0.15%	N/A	N/A
Hard Currency Debt	1.15%	0.90%	0.15%	N/A	0.90%
Local Currency Debt	N/A	N/A	0.15%	N/A	N/A
Securitized Credit	1.00%	0.68%	0.05%	0.68%	0.75%
With the exception of the non-recoupable Class P management fee waiver for the Funds, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of March 31, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	March 31,
	2023	2024	2025	Total
Local Currency Debt	$60,243	$62,463	$30,660	$153,366
Securitized Credit	45,788	125,443	—	171,231
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of March 31, 2022 are as follows:
	March 31,
	2023	2024	2025	Total
Hard Currency Debt
Class A	$96	$379	$362	$837
Class W	48	84	120	252
Securitized Credit
Class A	—	3,343	11,776	15,119
Class I	147,804	294,665	65,195	507,664
Class P	128	4,568	—	4,696
Class R6	—	23	—	23
Class W	—	616	1,214	1,830
The Expense Limitation Agreement is contractual through August 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective June 14, 2021, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Fund utilized the line of credit during the year ended March 31, 2022.
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Hard Currency Debt	1	$652,000	1.27%

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars are as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Debt
Class P
3/31/2022	93,071	—	704,164	—	797,235	900,000	—	7,007,377	—	7,907,377
3/31/2021	48,961	—	489,876	(536,357)	2,480	499,989	—	4,937,164	(5,603,462)	(166,309)
Hard Currency Debt
Class A
3/31/2022	23,461	—	467	(22,546)	1,382	216,655	—	4,353	(195,364)	25,644
3/31/2021	5,456	—	255	(4,919)	791	52,845	—	2,439	(45,732)	9,552
Class I
3/31/2022	91,693	—	1,852	(14,769)	78,776	868,081	—	16,845	(140,610)	744,316
3/31/2021	483	—	209	(927,692)	(927,001)	4,486	—	1,960	(8,356,332)	(8,349,886)
Class P
3/31/2022	1,298,016	—	954,471	(460,278)	1,792,209	12,294,204	—	8,929,384	(4,451,685)	16,771,903
3/31/2021	1,857,546	—	922,086	(1,350,364)	1,429,268	17,956,501	—	8,814,788	(13,264,778)	13,506,511
Class W
3/31/2022	1	—	170	(5,475)	(5,304)	8	—	1,630	(50,640)	(49,002)
3/31/2021	4,898	—	64	—*	4,962	49,204	—	613	—*	49,817
Local Currency Debt
Class P
3/31/2022	—	—	556,447	—	556,447	—	—	3,540,560	—	3,540,560
3/31/2021	47,619	—	570,420	(1,452,006)	(833,967)	330,000	—	3,852,355	(10,336,808)	(6,154,453)
Securitized Credit
Class A
3/31/2022	226,448	—	40,403	(1,161,562)	(894,711)	2,202,100	—	392,923	(11,302,365)	(8,707,342)
3/31/2021	886,887	—	118,012	(5,289,807)	(4,284,907)	8,178,584	—	1,094,108	(48,524,251)	(39,251,559)
Class I
3/31/2022	51,196,747	—	2,811,934	(41,371,740)	12,636,941	499,059,416	—	27,353,977	(401,027,816)	125,385,577
3/31/2021	61,434,419	—	2,710,103	(44,485,334)	19,659,188	573,955,183	—	25,507,665	(407,481,510)	191,981,338
Class P
3/31/2022	1,161,368	—	989,974	(2,029,716)	121,626	11,365,382	—	9,689,711	(19,777,914)	1,277,179
3/31/2021	7,293,225	—	1,246,660	(1,085,827)	7,454,058	67,604,588	—	11,771,778	(10,331,159)	69,045,207
Class R6
3/31/2022	1,501,274	—	3,783	(1,505,047)	10	14,682,544	—	37,030	(14,701,402)	18,172
7/31/2020(1) - 3/31/2021	321	—	7	—	327	3,000	—	64	—	3,064
Class W
3/31/2022	65,712	—	646	(316,461)	(250,103)	640,760	—	6,295	(3,087,471)	(2,440,416)
3/31/2021	134,912	—	1,459	(1,048,357)	(911,986)	1,217,945	—	13,536	(9,632,629)	(8,401,148)

*
Share amount is less than 0.500 per share or $0.50.

(1)
Commencement of operations.

NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 10 — SECURITIES LENDING (continued)

than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of March 31, 2022:
Corporate Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$174,756	$(174,756)	$—
BNP Paribas Prime Brokerage Intl Ltd	426,586	(426,586)	—
HSBC Securities (USA) Inc.	233,655	(233,655)	—
Total	$834,997	$(834,997)	$—

(1)
Cash Collateral with a fair value of $853,582 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Hard Currency Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$402,779	$(402,779)	$—
Citigroup Global Markets Inc.	3,371,147	(3,371,147)	—
HSBC Securities (USA) Inc.	193,407	(193,407)	—
Jefferies LLC	1,369,279	(1,369,279)	—
J.P. Morgan Securities LLC	922,691	(922,691)	—
TD Securities INC	616,635	(616,635)	—
Total	$6,875,938	$(6,875,938)	$—

(1)
Cash Collateral with a fair value of $7,029,221 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, defaulted securities, perpetual preferred securities, straddle losses deferred, capital loss carryforwards and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
The following permanent tax differences have been reclassified as of March 31, 2022:
	Paid-in Capital	Distributable Earnings
Securitized Credit	$(706,202)	$706,202
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended March 31, 2022			Year Ended March 31, 2021
	Ordinary Income	Long-term Capital Gain	Return of Capital	Ordinary Income	Return of Capital
Corporate Debt	$4,859,024	$2,148,353	$—	$4,947,831	$—
Hard Currency Debt	8,952,783	—	—	8,877,394	—
Local Currency Debt	2,301,486	—	1,239,074	366,978	3,496,441
Securitized Credit	42,371,408	—	—	36,373,853	5,143,132
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2022 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards			Other	Total Distributable Earnings/ (Loss)
					Amount	Character	Expiration
Corporate Debt	$82,470	$174,985	$—	$(11,061,917)	$—	—	—	$(72,794)	$(10,877,256)
Hard Currency Debt	550,999	—	—	(26,272,128)	(2,457,989)	Short-term	None	(327,104)	(33,365,341)
					(4,859,119)	Long-term	None
					$(7,317,108)
Local Currency Debt	—	—	(334,411)	(14,062,577)	(2,576,005)	Short-term	None	(58,095)	(20,946,563)
					(3,915,475)	Long-term	None
					$(6,491,480)
Securitized Credit	—	—	—	(57,244,095)	(15,460,632)	Short-term	None	(862,614)	(75,839,458)
					(2,272,117)	Long-term	None
					$(17,732,749)
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of March 31, 2022, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.
NOTE 13 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program to

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 13 — LIQUIDITY (continued)

govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re- classification, as necessary) of a Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding a Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Funds’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks.
NOTE 14 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.
NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) —  Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to March 31, 2022, the Funds declared dividends from net investment income of:
	Class	Per Share Amount	Payable Date	Record Date
Corporate Debt	P	$0.0301	May 2, 2022	Daily
Hard Currency Debt	A	$0.0266	May 2, 2022	Daily
	I	$0.0287	May 2, 2022	Daily
	P	$0.0339	May 2, 2022	Daily
	W	$—	May 2, 2022	Daily
Local Currency Debt	P	$0.0225	May 2, 2022	Daily
Securitized Credit	A	$0.0196	May 2, 2022	Daily
	I	$0.0221	May 2, 2022	Daily
	P	$0.0272	May 2, 2022	Daily
	R6	$0.0223	May 2, 2022	Daily
	W	$0.0216	May 2, 2022	Daily

NOTES TO FINANCIAL STATEMENTS as of March 31, 2022 (continued)

NOTE 16 — SUBSEQUENT EVENTS (continued)

Line of Credit Renewal: Effective June 13, 2022, the funds to which the Credit Agreement is available will enter into a renewed Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Liquidation: Local Currency Debt will liquidate on or about the close of business on June 30, 2022.
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2022

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.0%
	Argentina: 2.2%
500,000 (1)	Arcor SAIC, 6.000%, 07/06/2023	$496,862	0.5
750,000 (1)	Arcos Dorados Holdings, Inc., 5.875%, 04/04/2027	768,885	0.8
1,100,000 (1)	YPF SA, 8.500%, 06/27/2029	861,586	0.9
		2,127,333	2.2
	Brazil: 8.7%
550,000 (1)	Braskem Netherlands Finance BV, 4.500%, 01/31/2030	533,305	0.6
350,000 (1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	327,780	0.3
675,000 (1)	CSN Resources SA, 4.625%, 06/10/2031	616,407	0.6
250,000	Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	265,185	0.3
675,000 (1)	Hidrovias International Finance SARL, 4.950%, 02/08/2031	569,477	0.6
650,000 (1)(2)	Itau Unibanco Holding SA/Cayman Island, 3.875%, 04/15/2031	616,934	0.6
550,000 (1)(2)	Itau Unibanco Holding SA/Cayman Island, 4.625%, 12/31/2199	503,250	0.5
950,000 (1)	JBS Finance Luxembourg Sarl, 3.625%, 01/15/2032	871,378	0.9
350,000	MercadoLibre, Inc., 2.375%, 01/14/2026	326,793	0.3
600,000	MercadoLibre, Inc., 3.125%, 01/14/2031	524,226	0.6
475,000 (1)	Minerva Luxembourg SA, 4.375%, 03/18/2031	430,398	0.5
300,000 (1)	Minerva Luxembourg SA, 5.875%, 01/19/2028	313,078	0.3
700,000 (1)(3)	Natura Cosmeticos SA, 4.125%, 05/03/2028	675,343	0.7
700,000	Petrobras Global Finance BV, 5.600%, 01/03/2031	709,695	0.7
750,000 (1)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	796,875	0.8
300,000 (1)	Suzano Austria GmbH, 7.000%, 03/16/2047	337,002	0.4
		8,417,126	8.7
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Chile: 6.1%
900,000 (1)	Alfa Desarrollo SpA, 4.550%, 09/27/2051	$782,505	0.8
525,000 (1)	ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 4.050%, 04/27/2026	499,409	0.5
600,000 (1)	Celulosa Arauco y Constitucion SA, 4.200%, 01/29/2030	602,574	0.6
200,000	Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	202,940	0.2
370,000 (1)	Cia Cervecerias Unidas SA, 3.350%, 01/19/2032	352,388	0.4
320,000 (1)	Colbun SA, 3.950%, 10/11/2027	323,898	0.3
400,000 (1)	Empresa Nacional del Petroleo, 3.450%, 09/16/2031	367,418	0.4
250,000 (1)	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/2030	174,180	0.2
765,000 (1)	Falabella SA, 3.375%, 01/15/2032	714,935	0.7
575,000 (1)	Inversiones CMPC SA, 3.000%, 04/06/2031	519,386	0.5
500,000 (1)	VTR Comunicaciones SpA, 4.375%, 04/15/2029	457,837	0.5
1,000,000 (1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	954,485	1.0
		5,951,955	6.1
	China: 2.5%
565,000	Bank of China Ltd., 5.000%, 11/13/2024	587,814	0.6
350,000	China Evergrande Group, 8.750%, 06/28/2025	43,750	0.0
300,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	315,884	0.3
600,000 (1)	ENN Clean Energy International Investment Ltd., 3.375%, 05/12/2026	561,709	0.6
950,000 (1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	927,297	1.0
		2,436,454	2.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Colombia: 6.9%
500,000	Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	$501,528	0.5
350,000	Banco de Bogota SA, 4.375%, 08/03/2027	336,221	0.3
750,000 (2)	Bancolombia SA, 4.625%, 12/18/2029	723,416	0.7
500,000 (1)	Canacol Energy Ltd., 5.750%, 11/24/2028	470,992	0.5
250,000	Ecopetrol SA, 5.875%, 05/28/2045	219,492	0.2
700,000	Ecopetrol SA, 6.875%, 04/29/2030	735,763	0.8
625,000 (1)	Geopark Ltd., 5.500%, 01/17/2027	596,400	0.6
600,000 (1)	Millicom International Cellular SA, 4.500%, 04/27/2031	559,548	0.6
450,000 (1)	Millicom International Cellular SA, 5.125%, 01/15/2028	449,010	0.5
600,000 (1)	Oleoducto Central SA, 4.000%, 07/14/2027	566,238	0.6
500,000 (1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	453,788	0.5
600,000 (1)	SierraCol Energy Andina LLC, 6.000%, 06/15/2028	545,712	0.6
500,000 (1)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	517,535	0.5
		6,675,643	6.9
	Ghana: 0.8%
735,000 (1)	Tullow Oil PLC, 10.250%, 05/15/2026	749,821	0.8

	Guatemala: 1.6%
750,000 (1)	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.250%, 04/27/2029	747,323	0.8
800,000 (1)	CT Trust, 5.125%, 02/03/2032	800,352	0.8
		1,547,675	1.6
	Hong Kong: 0.6%
600,000 (1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	553,886	0.6

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	India: 6.4%
700,000 (1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	$673,497	0.7
800,000 (1)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	826,930	0.8
1,200,000 (1)	JSW Steel Ltd., 5.050%, 04/05/2032	1,119,155	1.2
525,000 (1)(2)	Network i2i Ltd., 3.975%, 12/31/2199	487,754	0.5
535,000 (1)	Reliance Industries Ltd., 2.875%, 01/12/2032	491,441	0.5
720,000 (1)	Reliance Industries Ltd., 3.667%, 11/30/2027	716,205	0.7
700,000 (1)	Summit Digitel Infrastructure Pvt Ltd., 2.875%, 08/12/2031	604,328	0.6
550,000 (1)	Vedanta Resources Finance II PLC, 8.950%, 03/11/2025	535,593	0.6
700,000 (1)	Vedanta Resources Finance II PLC, 13.875%, 01/21/2024	733,250	0.8
		6,188,153	6.4
	Indonesia: 2.7%
1,100,000 (1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	1,063,090	1.1
800,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	759,703	0.8
550,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	556,765	0.6
250,000 (1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	253,075	0.2
		2,632,633	2.7
	Israel: 5.8%
1,000,000 (1)	Altice Financing SA, 5.750%, 08/15/2029	910,490	0.9
925,000	Bank Hapoalim, 3.255%, 01/21/2032	851,000	0.9
800,000 (1)(2)	Bank Leumi Le-Israel BM, 3.275%, 01/29/2031	754,000	0.8
500,000 (1)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	505,201	0.5
600,000 (1)(2)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	560,322	0.6
1,250,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,134,000	1.2
400,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 05/09/2027	384,480	0.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Israel (continued)
575,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 05/09/2029	$553,495	0.5
		5,652,988	5.8
	Jamaica: 0.3%
288,000 (1)	Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.750%, 05/25/2024	287,012	0.3

	Kazakhstan: 1.8%
650,000 (1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	543,147	0.6
500,000	KazMunayGas National Co. JSC, 4.750%, 04/19/2027	486,280	0.5
850,000 (1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	693,519	0.7
		1,722,946	1.8
	Kuwait: 2.5%
550,000 (1)	Equate Petrochemical BV, 2.625%, 04/28/2028	510,812	0.5
575,000	Equate Petrochemical BV, 4.250%, 11/03/2026	583,984	0.6
1,400,000 (1)(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	1,367,043	1.4
		2,461,839	2.5
	Macau: 1.4%
1,500,000 (1)	Melco Resorts Finance Ltd., 5.750%, 07/21/2028	1,328,250	1.4

	Malaysia: 2.1%
800,000 (1)	CIMB Bank Bhd, 2.125%, 07/20/2027	757,996	0.8
650,000 (1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	567,257	0.6
725,000	Misc Capital Two (Labuan) Ltd., 3.750%, 04/06/2027	722,941	0.7
		2,048,194	2.1
	Mexico: 7.8%
950,000 (1)	Alpek SAB de CV, 4.250%, 09/18/2029	940,600	1.0
500,000 (1)(2)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	491,210	0.5
1,000,000 (1)	Braskem Idesa SAPI, 6.990%, 02/20/2032	981,280	1.0
350,000 (1)(2)	Cemex SAB de CV, 5.125%, 12/31/2199	344,013	0.3
850,000 (1)	Cemex SAB de CV, 5.200%, 09/17/2030	847,051	0.9
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Mexico (continued)
200,000 (1)	Cemex SAB de CV, 7.375%, 06/05/2027	$214,218	0.2
1,000,000 (1)	Credito Real SAB de CV SOFOM ER, 8.000%, 01/21/2028	117,530	0.1
650,000 (1)	GCC SAB de CV, 3.614%, 04/20/2032	604,175	0.6
500,000 (1)(2)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	510,620	0.5
500,000 (1)(3)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	456,535	0.5
800,000 (1)	Orbia Advance Corp. SAB de CV, 2.875%, 05/11/2031	709,596	0.7
625,000 (1)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	645,559	0.7
600,000	Southern Copper Corp., 5.875%, 04/23/2045	734,625	0.8
		7,597,012	7.8
	Morocco: 0.5%
500,000	OCP SA, 6.875%, 04/25/2044	509,375	0.5

	Oman: 2.1%
950,000 (1)	OQ SAOC, 5.125%, 05/06/2028	941,740	1.0
550,000 (1)	Oryx Funding Ltd., 5.800%, 02/03/2031	551,953	0.5
220,000	Oztel Holdings SPC Ltd., 5.625%, 10/24/2023	223,627	0.2
350,000	Oztel Holdings SPC Ltd., 6.625%, 04/24/2028	368,058	0.4
		2,085,378	2.1
	Panama: 3.0%
675,000 (1)(3)	Aeropuerto Internacional de Tocumen SA, 4.000%, 08/11/2041	614,646	0.6
825,000 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	787,475	0.8
1,000,000	C&W Senior Financing DAC, 6.875%, 09/15/2027	994,260	1.0
600,000 (1)	ENA Master Trust, 4.000%, 05/19/2048	564,879	0.6
		2,961,260	3.0
	Peru: 2.3%
500,000 (1)	Credicorp Ltd., 2.750%, 06/17/2025	481,874	0.5
550,000	Inkia Energy Ltd., 5.875%, 11/09/2027	531,853	0.6
650,000 (1)	InRetail Consumer, 3.250%, 03/22/2028	610,711	0.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Peru (continued)
650,000 (1)	Volcan Cia Minera SAA, 4.375%, 02/11/2026	$623,213	0.6
		2,247,651	2.3
	Poland: 0.7%
785,000 (1)	Canpack SA / Canpack US LLC, 3.125%, 11/01/2025	721,117	0.7

	Qatar: 1.2%
650,000 (1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	611,174	0.6
650,000 (1)	Qatar Energy, 3.300%, 07/12/2051	598,491	0.6
		1,209,665	1.2
	Russia: 2.7%
1,000,000 (1)(2)	Alfa Bank AO Via Alfa Bond Issuance PLC, 5.950%, 04/15/2030	50,000	0.1
1,050,000 (1)	Credit Bank of Moscow Via CBOM Finance PLC, 3.875%, 09/21/2026	115,500	0.1
750,000 (1)	Evraz PLC, 5.250%, 04/02/2024	420,375	0.4
800,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	328,000	0.3
800,000 (1)(2)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	200,000	0.2
600,000 (1)	Lukoil Capital DAC, 3.600%, 10/26/2031	320,400	0.3
775,000 (1)	Lukoil Securities BV, 3.875%, 05/06/2030	414,625	0.4
500,000 (1)	Phosagro OAO Via Phosagro Bond Funding DAC, 2.600%, 09/16/2028	138,125	0.2
550,000 (1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	52,250	0.1
500,000 (1)(2)(4)	Sovcombank Via SovCom Capital DAC, 7.750%, 12/31/2199	25,000	0.0
1,000,000 (1)	VEON Holdings BV, 4.000%, 04/09/2025	580,500	0.6
		2,644,775	2.7
	Saudi Arabia: 3.2%
400,000 (1)	Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026	380,576	0.4
525,000 (1)	EIG Pearl Holdings Sarl, 3.545%, 08/31/2036	501,660	0.5
275,000 (1)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	260,867	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Saudi Arabia (continued)
1,400,000 (1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	$1,286,662	1.3
600,000	Saudi Electricity Global Sukuk Co. 2, 5.060%, 04/08/2043	649,778	0.7
		3,079,543	3.2
	Singapore: 0.8%
800,000 (1)(2)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	754,608	0.8

	South Africa: 3.3%
600,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	564,040	0.6
400,000	AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	440,113	0.5
875,000 (1)	Bidvest Group UK PLC/The, 3.625%, 09/23/2026	821,424	0.8
775,000 (1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	791,608	0.8
625,000	Sasol Financing USA LLC, 4.375%, 09/18/2026	597,978	0.6
		3,215,163	3.3
	South Korea: 3.0%
700,000 (1)	Kookmin Bank, 2.500%, 11/04/2030	626,229	0.6
550,000 (1)(2)	Kookmin Bank, 4.350%, 12/31/2199	551,370	0.6
425,000 (1)(2)	Shinhan Financial Group Co. Ltd., 2.875%, 12/31/2199	388,471	0.4
700,000 (1)	SK Hynix, Inc., 2.375%, 01/19/2031	610,871	0.6
725,000 (1)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	746,215	0.8
		2,923,156	3.0
	Thailand: 3.1%
500,000 (1)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	525,324	0.5
800,000 (1)(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	790,120	0.8
725,000 (1)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	735,853	0.8
1,000,000 (1)	PTTEP Treasury Center Co. Ltd., 3.903%, 12/06/2059	932,268	1.0
		2,983,565	3.1
	Turkey: 3.6%
775,000 (1)	Akbank TAS, 6.800%, 02/06/2026	756,970	0.8
550,000 (1)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	543,323	0.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Turkey (continued)
550,000	Turkiye Is Bankasi AS, 6.125%, 04/25/2024	$547,129	0.6
700,000 (1)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	691,600	0.7
300,000 (1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	287,889	0.3
700,000 (1)(2)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	690,144	0.7
		3,517,055	3.6
	Ukraine: 0.3%
750,000 (1)	MHP Lux SA, 6.250%, 09/19/2029	337,500	0.3

	United Arab Emirates: 3.6%
850,000 (1)	Abu Dhabi National Energy Co. PJSC, 2.000%, 04/29/2028	794,257	0.8
700,000	DP World Ltd., 6.850%, 07/02/2037	843,968	0.9
504,452 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	465,755	0.5
393,044 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	355,978	0.4
500,000	MAF Global Securities Ltd., 4.750%, 05/07/2024	510,625	0.5
525,000 (1)	Sweihan PV Power Co. PJSC, 3.625%, 01/31/2049	486,841	0.5
		3,457,424	3.6
	Zambia: 0.4%
350,000 (1)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	349,836	0.4
	Total Corporate Bonds/Notes
	(Cost $102,253,778)	91,375,991	94.0
SOVEREIGN BONDS: 1.2%
	Egypt: 0.4%
400,000 (1)	Egypt Government International Bond, 7.600%, 03/01/2029	381,104	0.4

	Ghana: 0.4%
550,000 (1)	Ghana Government International Bond, 6.375%, 02/11/2027	415,385	0.4

	Nigeria: 0.4%
400,000	Nigeria Government International Bond, 6.500%, 11/28/2027	381,480	0.4
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Nigeria (continued)
	Total Sovereign Bonds (Cost $1,350,000)	$1,177,969	1.2
	Total Long-Term Investments (Cost $103,603,778)	92,553,960	95.2
SHORT-TERM INVESTMENTS: 5.0%
	Repurchase Agreements: 0.9%
853,582 (5)	National Bank Financial, Repurchase Agreement dated 03/31/22, 0.34%, due 04/01/22 (Repurchase Amount $853,590, collateralized by various U.S. Government Securities, 0.000%-3.000%, Market Value plus accrued interest $870,655, due 04/01/22) (Cost $853,582)	853,582	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.1%
3,985,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230% (Cost $3,985,000)	3,985,000	4.1
	Total Short-Term Investments (Cost $4,838,582)	4,838,582	5.0
	Total Investments in Securities (Cost $108,442,360)	$97,392,542	100.2
	Liabilities in Excess of Other Assets	(188,682)	(0.2)
	Net Assets	$97,203,860	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Variable rate security. Rate shown is the rate in effect as of March 31, 2022.

(3)
Security, or a portion of the security, is on loan.

(4)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2022, the Fund held restricted securities with a fair value of $25,000 or 0.0% of net assets. Please refer to the table below for additional details.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of March 31, 2022.

See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2022 (continued)

Sector Diversification	Percentage of Net Assets
Energy	18.7%
Financial	16.9
Basic Materials	16.4
Communications	11.1
Consumer, Non-cyclical	10.1
Utilities	7.5
Industrial	6.6
Consumer, Cyclical	5.4
Sector Diversification	Percentage of Net Assets
Sovereign Bonds	1.2
Industrials	0.7
Technology	0.6
Short-Term Investments	5.0
Liabilities in Excess of Other Assets	(0.2)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$91,375,991	$—	$91,375,991
Sovereign Bonds	—	1,177,969	—	1,177,969
Short-Term Investments	3,985,000	853,582	—	4,838,582
Total Investments, at fair value	$3,985,000	$93,407,542	$—	$97,392,542
Other Financial Instruments+
Futures	444,379	—	—	444,379
Total Assets	$4,429,379	$93,407,542	$—	$97,836,921
Liabilities Table
Other Financial Instruments+
Futures	$(309,194)	$—	$—	$(309,194)
Total Liabilities	$(309,194)	$—	$—	$(309,194)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2022, Voya Emerging Markets Corporate Debt Fund held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Sovcombank Via SovCom Capital DAC	1/30/2020	$500,000	$25,000
		$500,000	$25,000
See Accompanying Notes to Financial Statements

Voya Emerging Markets	PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of March 31, 2022 (continued)

At March 31, 2022, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	52	06/30/22	$11,019,938	$(136,135)
U.S. Treasury 5-Year Note	55	06/30/22	6,307,812	(151,356)
U.S. Treasury Long Bond	5	06/21/22	750,313	(21,703)
			$18,078,063	$(309,194)
Short Contracts:
U.S. Treasury 10-Year Note	(60)	06/21/22	(7,372,500)	200,973
U.S. Treasury Ultra 10-Year Note	(60)	06/21/22	(8,128,125)	243,406
			$(15,500,625)	$444,379
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$444,379
Total Asset Derivatives		$444,379
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$309,194
Total Liability Derivatives		$309,194

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$60,466
Total	$60,466
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(187,655)
Total	$(187,655)
At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $108,589,644.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,092,430
Gross Unrealized Depreciation	(12,154,347)
Net Unrealized Depreciation	$(11,061,917)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 37.9%
	Brazil: 2.1%
1,200,000 (1)	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030	$1,123,818	0.6
1,200,000	Petrobras Global Finance BV, 5.600%, 01/03/2031	1,216,620	0.7
1,250,000	Petrobras Global Finance BV, 5.750%, 02/01/2029	1,300,950	0.8
		3,641,388	2.1
	Chile: 4.0%
665,000 (1)	Alfa Desarrollo SpA, 4.550%, 09/27/2051	578,184	0.3
900,000 (1)(2)	Corp Nacional del Cobre de Chile, 3.750%, 01/15/2031	903,178	0.5
1,150,000 (1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,118,729	0.7
750,000 (1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	765,180	0.5
400,000 (1)	Empresa de Transporte de Pasajeros Metro SA, 3.693%, 09/13/2061	326,370	0.2
1,400,000 (1)	Empresa Nacional del Petroleo, 3.450%, 09/16/2031	1,285,963	0.8
1,500,000 (1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	1,496,430	0.9
300,000 (1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	253,689	0.1
		6,727,723	4.0
	China: 1.6%
1,700,000	CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,790,009	1.1
900,000 (1)	ENN Clean Energy International Investment Ltd., 3.375%, 05/12/2026	842,563	0.5
		2,632,572	1.6
	Colombia: 1.8%
1,250,000	Ecopetrol SA, 6.875%, 04/29/2030	1,313,862	0.8
600,000 (1)	Millicom International Cellular SA, 4.500%, 04/27/2031	559,548	0.3
350,000 (1)	Oleoducto Central SA, 4.000%, 07/14/2027	330,306	0.2
1,000,000 (1)	SierraCol Energy Andina LLC, 6.000%, 06/15/2028	909,520	0.5
		3,113,236	1.8
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Guatemala: 0.6%
290,000 (1)	Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.250%, 04/27/2029	$288,965	0.2
700,000 (1)	CT Trust, 5.125%, 02/03/2032	700,308	0.4
		989,273	0.6
	Indonesia: 3.9%
750,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	755,234	0.5
250,000 (1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	241,611	0.1
750,000 (1)	Pertamina Persero PT, 3.100%, 01/21/2030	712,222	0.4
1,000,000 (1)	Pertamina Persero PT, 3.650%, 07/30/2029	992,500	0.6
1,000,000	Pertamina Persero PT, 5.625%, 05/20/2043	1,064,081	0.6
1,500,000 (1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,518,450	0.9
750,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	759,225	0.5
500,000 (1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	566,102	0.3
		6,609,425	3.9
	Israel: 0.9%
750,000 (1)	Israel Electric Corp. Ltd., 3.750%, 02/22/2032	722,519	0.4
825,000 (2)	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 05/09/2029	794,145	0.5
		1,516,664	0.9
	Kazakhstan: 2.0%
700,000 (1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	575,379	0.3
2,000,000 (1)	KazMunayGas National Co. JSC, 3.500%, 04/14/2033	1,671,220	1.0
500,000	KazMunayGas National Co. JSC, 5.750%, 04/19/2047	444,911	0.3
750,000 (1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	709,956	0.4
		3,401,466	2.0
	Malaysia: 2.3%
825,000	Misc Capital Two (Labuan) Ltd., 3.750%, 04/06/2027	822,657	0.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Malaysia (continued)
300,000	Petronas Capital Ltd., 2.480%, 01/28/2032	$279,845	0.1
750,000 (1)	Petronas Capital Ltd., 4.550%, 04/21/2050	830,527	0.5
1,750,000 (1)	Petronas Capital Ltd., 4.800%, 04/21/2060	2,035,107	1.2
		3,968,136	2.3
	Mexico: 6.0%
500,000 (1)(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	491,210	0.3
750,000 (1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	784,980	0.5
400,000 (1)(3)	Cemex SAB de CV, 5.125%, 12/31/2199	393,158	0.2
750,000 (1)	Cemex SAB de CV, 7.375%, 06/05/2027	803,318	0.5
500,000 (1)	Comision Federal de Electricidad, 4.677%, 02/09/2051	411,718	0.2
425,000 (1)	Comision Federal de Electricidad, 4.688%, 05/15/2029	417,624	0.2
1,000,000 (1)	Comision Federal de Electricidad, 6.264%, 02/15/2052	978,135	0.6
200,000 (1)	GCC SAB de CV, 3.614%, 04/20/2032	185,900	0.1
500,000 (1)	Industrias Penoles SAB de CV, 4.750%, 08/06/2050	456,535	0.3
800,000 (1)	Orbia Advance Corp. SAB de CV, 2.875%, 05/11/2031	709,596	0.4
350,000	Petroleos Mexicanos, 5.500%, 06/27/2044	264,535	0.2
1,000,000	Petroleos Mexicanos, 6.500%, 03/13/2027	1,017,230	0.6
500,000 (2)	Petroleos Mexicanos, 6.500%, 01/23/2029	496,200	0.3
235,000	Petroleos Mexicanos, 6.700%, 02/16/2032	223,494	0.1
500,000	Petroleos Mexicanos, 6.750%, 09/21/2047	407,360	0.2
1,275,000	Petroleos Mexicanos, 6.875%, 08/04/2026	1,335,416	0.8
1,000,000	Petroleos Mexicanos, 6.950%, 01/28/2060	813,115	0.5
		10,189,524	6.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Oman: 1.4%
1,750,000 (1)	OQ SAOC, 5.125%, 05/06/2028	$1,734,784	1.0
700,000 (1)	Oryx Funding Ltd., 5.800%, 02/03/2031	702,485	0.4
		2,437,269	1.4
	Panama: 2.3%
1,000,000 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	954,515	0.6
800,000	Banco Nacional de Panama, 2.500%, 08/11/2030	708,132	0.4
1,200,000 (1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	1,214,448	0.7
1,000,000 (1)	ENA Master Trust, 4.000%, 05/19/2048	941,465	0.6
		3,818,560	2.3
	Peru: 1.3%
400,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	368,710	0.2
250,000	Petroleos del Peru SA, 4.750%, 06/19/2032	224,344	0.1
1,400,000 (1)	Petroleos del Peru SA, 5.625%, 06/19/2047	1,178,660	0.7
525,000 (1)	Volcan Cia Minera SAA, 4.375%, 02/11/2026	503,364	0.3
		2,275,078	1.3
	Qatar: 0.7%
1,350,000 (1)	Qatar Energy, 3.300%, 07/12/2051	1,243,021	0.7

	Russia: 0.8%
750,000	Gazprom PJSC Via Gaz Capital SA, 4.950%, 03/23/2027	307,500	0.2
1,350,000 (1)(3)	Gazprom PJSC via Gaz Finance PLC, 4.599%, 12/31/2199	337,500	0.2
500,000 (1)	Lukoil Capital DAC, 3.600%, 10/26/2031	267,000	0.2
750,000 (1)	Lukoil Securities BV, 3.875%, 05/06/2030	401,250	0.2
		1,313,250	0.8
	Saudi Arabia: 3.6%
1,000,000 (1)	EIG Pearl Holdings Sarl, 4.387%, 11/30/2046	938,386	0.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Saudi Arabia (continued)
1,050,000 (1)	SA Global Sukuk Ltd., 2.694%, 06/17/2031	$996,036	0.6
750,000 (1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	689,283	0.4
1,000,000 (1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	859,738	0.5
3,000,000 (1)	Saudi Arabian Oil Co., 3.500%, 11/24/2070	2,547,819	1.5
		6,031,262	3.6
	South Africa: 1.0%
650,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	611,044	0.4
1,000,000 (1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	1,025,000	0.6
		1,636,044	1.0
	Thailand: 0.5%
850,000 (1)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	862,725	0.5

	United Arab Emirates: 1.0%
750,000	DP World Crescent Ltd., 3.875%, 07/18/2029	754,912	0.4
480,430 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	443,577	0.3
614,131 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	556,215	0.3
		1,754,704	1.0
	Venezuela: 0.1%
1,000,000 (4)(5)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	67,500	0.0
1,750,000 (4)(5)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	118,125	0.1
		185,625	0.1
	Total Corporate Bonds/Notes (Cost $70,834,361)	64,346,945	37.9
MUNICIPAL BONDS: 0.5%
	Turkey: 0.5%
1,000,000 (1)	Istanbul Metropolitan Municipality, 6.375%, 12/09/2025	916,651	0.5
	Total Municipal Bonds (Cost $990,550)	916,651	0.5
SOVEREIGN BONDS: 59.5%
	Angola: 0.8%
750,000 (1)	Angolan Government International Bond, 8.000%, 11/26/2029	755,717	0.5
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Angola (continued)
500,000 (1)	Angolan Government International Bond, 9.500%, 11/12/2025	$548,675	0.3
		1,304,392	0.8
	Argentina: 1.5%
1,883,777 (6)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 07/09/2023), 07/09/2030	635,794	0.4
374,361	Argentine Republic Government International Bond, 1.000%, 07/09/2029	128,806	0.1
4,906,220 (6)	Argentine Republic Government International Bond, 1.125% (Step Rate @ 1.500% on 07/09/2022), 07/09/2035	1,502,088	0.9
701,019 (6)	Argentine Republic Government International Bond, 2.000% (Step Rate @ 3.875% on 07/09/2022), 01/09/2038	265,406	0.1
		2,532,094	1.5
	Bahrain: 1.3%
2,000,000	Bahrain Government International Bond, 7.375%, 05/14/2030	2,175,150	1.3

	Belarus: 0.1%
700,000	Republic of Belarus International Bond, 6.200%, 02/28/2030	105,000	0.1

	Chile: 0.9%
1,000,000	Chile Government International Bond, 3.500%, 01/31/2034	988,990	0.6
500,000	Chile Government International Bond, 4.000%, 01/31/2052	494,785	0.3
		1,483,775	0.9
	Colombia: 3.4%
500,000	Colombia Government International Bond, 3.000%, 01/30/2030	431,348	0.3
750,000	Colombia Government International Bond, 4.000%, 02/26/2024	751,301	0.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Colombia (continued)
2,000,000 (2)	Colombia Government International Bond, 4.125%, 05/15/2051	$1,513,840	0.9
1,750,000	Colombia Government International Bond, 5.000%, 06/15/2045	1,479,380	0.9
400,000	Colombia Government International Bond, 5.200%, 05/15/2049	342,408	0.2
500,000	Colombia Government International Bond, 6.125%, 01/18/2041	486,628	0.3
700,000	Colombia Government International Bond, 8.125%, 05/21/2024	759,286	0.4
		5,764,191	3.4
	Costa Rica: 0.9%
1,500,000 (2)	Costa Rica Government International Bond, 6.125%, 02/19/2031	1,520,640	0.9

	Dominican Republic: 4.6%
1,000,000 (1)	Dominican Republic International Bond, 4.500%, 01/30/2030	920,010	0.5
1,150,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	1,043,636	0.6
500,000 (1)	Dominican Republic International Bond, 5.300%, 01/21/2041	435,630	0.3
700,000 (1)	Dominican Republic International Bond, 5.500%, 01/27/2025	725,207	0.4
1,700,000	Dominican Republic International Bond, 5.875%, 01/30/2060	1,462,000	0.9
1,200,000	Dominican Republic International Bond, 6.000%, 07/19/2028	1,221,012	0.7
1,500,000 (1)	Dominican Republic International Bond, 6.000%, 02/22/2033	1,469,640	0.9
500,000 (1)	Dominican Republic International Bond, 6.875%, 01/29/2026	532,505	0.3
		7,809,640	4.6
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Ecuador: 1.3%
717,550 (1)(6)	Ecuador Government International Bond, 0.500% (Step Rate @ 1.500% on 07/31/2022), 07/31/2040	$411,702	0.2
1,807,845 (1)(6)	Ecuador Government International Bond, 1.000% (Step Rate @ 2.500% on 07/31/2022), 07/31/2035	1,186,868	0.7
800,850 (1)(6)	Ecuador Government International Bond, 5.000% (Step Rate @ 5.500% on 07/31/2022), 07/31/2030	672,722	0.4
		2,271,292	1.3
	Egypt: 3.3%
600,000	Egypt Government International Bond, 7.500%, 01/31/2027	592,820	0.3
500,000 (1)	Egypt Government International Bond, 7.500%, 02/16/2061	398,610	0.2
1,100,000 (1)	Egypt Government International Bond, 7.600%, 03/01/2029	1,048,036	0.6
700,000	Egypt Government International Bond, 8.500%, 01/31/2047	598,808	0.4
1,750,000 (1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,501,098	0.9
500,000 (1)	Egypt Government International Bond, 8.750%, 09/30/2051	432,196	0.3
1,100,000 (1)	Egypt Government International Bond, 8.875%, 05/29/2050	955,262	0.6
		5,526,830	3.3
	El Salvador: 0.3%
1,000,000 (1)	El Salvador Government International Bond, 6.375%, 01/18/2027	500,010	0.3

	Gabon: 0.3%
500,000 (1)	Gabon Government International Bond, 6.625%, 02/06/2031	475,425	0.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Ghana: 2.0%
1,750,000	Ghana Government International Bond, 7.875%, 03/26/2027	$1,365,361	0.8
2,000,000	Ghana Government International Bond, 7.875%, 02/11/2035	1,400,780	0.8
1,000,000	Ghana Government International Bond, 8.750%, 03/11/2061	696,950	0.4
		3,463,091	2.0
	Honduras: 0.2%
250,000	Honduras Government International Bond, 5.625%, 06/24/2030	227,500	0.1
200,000	Honduras Government International Bond, 6.250%, 01/19/2027	191,002	0.1
		418,502	0.2
	Hungary: 1.3%
1,750,000 (1)	Hungary Government International Bond, 3.125%, 09/21/2051	1,472,240	0.9
500,000	Hungary Government International Bond, 7.625%, 03/29/2041	727,810	0.4
		2,200,050	1.3
	India: 0.3%
500,000	Export-Import Bank of India, 2.250%, 01/13/2031	430,036	0.3

	Indonesia: 3.6%
300,000	Indonesia Government International Bond, 4.750%, 02/11/2029	332,339	0.2
1,250,000	Indonesia Government International Bond, 5.250%, 01/17/2042	1,400,000	0.8
1,250,000	Indonesia Government International Bond, 8.500%, 10/12/2035	1,784,903	1.1
1,000,000	Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050	978,750	0.6
1,500,000 (1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,581,000	0.9
		6,076,992	3.6
	Ivory Coast: 0.7%
1,149,654 (3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,131,617	0.7
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Jamaica: 1.3%
1,200,000	Jamaica Government International Bond, 7.875%, 07/28/2045	$1,554,012	0.9
500,000	Jamaica Government International Bond, 8.000%, 03/15/2039	652,505	0.4
		2,206,517	1.3
	Jordan: 0.5%
1,000,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	935,063	0.5

	Kazakhstan: 1.2%
1,750,000 (1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,023,437	1.2

	Kenya: 0.9%
500,000 (1)	Kenya Government International Bond, 6.875%, 06/24/2024	503,305	0.3
500,000	Kenya Government International Bond, 7.250%, 02/28/2028	483,405	0.3
600,000	Kenya Government International Bond, 8.000%, 05/22/2032	583,545	0.3
		1,570,255	0.9
	Lebanon: 0.3%
2,000,000 (4)	Lebanon Government International Bond, 6.100%, 10/04/2022	250,600	0.2
2,000,000 (4)	Lebanon Government International Bond, 6.850%, 03/23/2027	245,050	0.1
		495,650	0.3
	Malaysia: 0.7%
1,250,000 (1)	Malaysia Wakala Sukuk Bhd, 3.075%, 04/28/2051	1,136,348	0.7

	Mexico: 1.6%
940,000 (2)	Mexico Government International Bond, 3.250%, 04/16/2030	907,166	0.6
750,000	Mexico Government International Bond, 4.350%, 01/15/2047	695,242	0.4
1,000,000	Mexico Government International Bond, 4.500%, 04/22/2029	1,056,415	0.6
		2,658,823	1.6

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Morocco: 1.1%
750,000 (1)	Morocco Government International Bond, 3.000%, 12/15/2032	$651,562	0.4
1,500,000 (1)	Morocco Government International Bond, 4.000%, 12/15/2050	1,206,600	0.7
		1,858,162	1.1
	Nigeria: 1.8%
1,000,000	Nigeria Government International Bond, 6.500%, 11/28/2027	953,700	0.6
1,500,000 (1)	Nigeria Government International Bond, 7.375%, 09/28/2033	1,367,250	0.8
500,000	Nigeria Government International Bond, 7.696%, 02/23/2038	437,500	0.2
300,000	Nigeria Government International Bond, 7.875%, 02/16/2032	285,115	0.2
		3,043,565	1.8
	Oman: 1.2%
500,000 (1)	Oman Government International Bond, 5.375%, 03/08/2027	514,777	0.3
800,000	Oman Government International Bond, 6.000%, 08/01/2029	836,484	0.5
750,000 (1)	Oman Government International Bond, 6.500%, 03/08/2047	737,104	0.4
		2,088,365	1.2
	Panama: 3.1%
750,000	Panama Government International Bond, 3.298%, 01/19/2033	717,581	0.4
500,000	Panama Government International Bond, 3.875%, 03/17/2028	511,825	0.3
500,000	Panama Government International Bond, 4.500%, 04/16/2050	495,075	0.3
1,000,000	Panama Government International Bond, 4.500%, 01/19/2063	963,010	0.6
1,250,000	Panama Government International Bond, 6.700%, 01/26/2036	1,543,832	0.9
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Panama (continued)
800,000	Panama Government International Bond, 9.375%, 04/01/2029	$1,083,016	0.6
		5,314,339	3.1
	Paraguay: 0.9%
750,000	Paraguay Government International Bond, 5.000%, 04/15/2026	783,750	0.5
650,000	Paraguay Government International Bond, 5.600%, 03/13/2048	669,500	0.4
		1,453,250	0.9
	Peru: 0.9%
500,000	Peruvian Government International Bond, 2.780%, 12/01/2060	392,555	0.2
500,000	Peruvian Government International Bond, 2.783%, 01/23/2031	472,000	0.3
500,000	Peruvian Government International Bond, 5.625%, 11/18/2050	636,715	0.4
		1,501,270	0.9
	Philippines: 1.7%
650,000	Philippine Government International Bond, 3.556%, 09/29/2032	669,839	0.4
750,000	Philippine Government International Bond, 6.375%, 01/15/2032	920,419	0.5
1,000,000	Philippine Government International Bond, 7.750%, 01/14/2031	1,314,251	0.8
		2,904,509	1.7
	Qatar: 1.3%
750,000 (1)	Qatar Government International Bond, 3.750%, 04/16/2030	793,131	0.5
750,000 (1)	Qatar Government International Bond, 4.400%, 04/16/2050	844,932	0.5
500,000 (1)	Qatar Government International Bond, 4.817%, 03/14/2049	594,107	0.3
		2,232,170	1.3
	Republic Of Serbia: 0.7%
1,500,000	Serbia International Bond, 2.125%, 12/01/2030	1,259,325	0.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Romania: 2.6%
1,500,000 (1)(2)	Romanian Government International Bond, 3.000%, 02/14/2031	$1,390,631	0.8
2,000,000 (1)	Romanian Government International Bond, 3.625%, 03/27/2032	1,893,140	1.1
750,000 (1)	Romanian Government International Bond, 4.000%, 02/14/2051	653,994	0.4
400,000	Romanian Government International Bond, 5.125%, 06/15/2048	415,500	0.3
		4,353,265	2.6
	Russia: 0.5%
1,000,000	Russia Government Bond, 5.625%, 04/04/2042	330,000	0.2
1,800,000	Russian Foreign Bond-Eurobond, 4.750%, 05/27/2026	396,000	0.2
1,000,000	Russian Foreign Bond-Eurobond, 5.250%, 06/23/2047	210,000	0.1
		936,000	0.5
	Saudi Arabia: 1.0%
500,000 (1)	Saudi Government International Bond, 2.250%, 02/02/2033	461,125	0.3
800,000	Saudi Government International Bond, 2.900%, 10/22/2025	807,172	0.5
500,000 (1)	Saudi Government International Bond, 3.450%, 02/02/2061	444,479	0.2
		1,712,776	1.0
	Senegal: 0.3%
500,000	Senegal Government International Bond, 6.250%, 05/23/2033	473,225	0.3

	South Africa: 1.8%
2,000,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,937,982	1.1
500,000	Republic of South Africa Government International Bond, 5.750%, 09/30/2049	438,130	0.3
800,000	Republic of South Africa Government International Bond, 6.300%, 06/22/2048	757,208	0.4
		3,133,320	1.8
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Sri Lanka: 1.0%
500,000 (1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	$340,000	0.2
2,000,000 (1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	981,700	0.6
750,000	Sri Lanka Government International Bond, 7.550%, 03/28/2030	354,375	0.2
		1,676,075	1.0
	Turkey: 3.6%
950,000	Turkey Government International Bond, 4.875%, 10/09/2026	859,312	0.5
500,000	Turkey Government International Bond, 5.125%, 02/17/2028	440,870	0.3
900,000	Turkey Government International Bond, 5.600%, 11/14/2024	876,960	0.5
1,000,000	Turkey Government International Bond, 6.375%, 10/14/2025	981,300	0.6
1,750,000	Turkey Government International Bond, 7.375%, 02/05/2025	1,776,770	1.0
1,000,000	Turkey Government International Bond, 7.625%, 04/26/2029	978,290	0.6
250,000 (1)	Turkiye Ihracat Kredi Bankasi AS, 5.750%, 07/06/2026	229,556	0.1
		6,143,058	3.6
	Ukraine: 1.1%
1,111,000	Ukraine Government International Bond, 7.253%, 03/15/2033	458,288	0.3
650,000	Ukraine Government International Bond, 7.375%, 09/25/2032	268,125	0.2
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2022	205,870	0.1
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2023	173,000	0.1
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2024	147,915	0.1
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2025	147,050	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Ukraine (continued)
346,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2026	$145,320	0.1
225,000 (1)	Ukraine Government International Bond, 7.750%, 09/01/2027	94,500	0.0
500,000	Ukraine Government International Bond, 9.750%, 11/01/2028	210,000	0.1
		1,850,068	1.1
	Uruguay: 1.0%
750,000	Uruguay Government International Bond, 4.375%, 10/27/2027	796,882	0.5
250,000	Uruguay Government International Bond, 4.375%, 01/23/2031	273,048	0.1
500,000	Uruguay Government International Bond, 7.625%, 03/21/2036	711,280	0.4
		1,781,210	1.0
	Venezuela: 0.1%
1,250,000 (4)	Venezuela Government International Bond, 9.250%, 09/15/2027	108,750	0.1

	Zambia: 0.5%
750,000 (1)(4)	Zambia Government International Bond, 8.500%, 04/14/2024	545,571	0.3
500,000 (1)(4)	Zambia Government International Bond, 8.970%, 07/30/2027	358,343	0.2
		903,914	0.5
	Total Sovereign Bonds (Cost $119,692,465)	100,941,436	59.5
	Total Long-Term Investments (Cost $191,517,376)	166,205,032	97.9
SHORT-TERM INVESTMENTS: 4.4%
	Repurchase Agreements: 4.1%
1,636,060 (7)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,636,073, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $1,668,781, due 02/01/36-03/01/52)	1,636,060	1.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,636,060 (7)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,636,073, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,668,781, due 04/05/22-04/01/52)	$1,636,060	1.0
1,636,060 (7)	National Bank Financial, Repurchase Agreement dated 03/31/22, 0.34%, due 04/01/22 (Repurchase Amount $1,636,075, collateralized by various U.S. Government Securities, 0.000%-3.000%, Market Value plus accrued interest $1,668,785, due 04/01/22)	1,636,060	0.9
484,981 (7)	Nomura Securities, Repurchase Agreement dated 03/31/22, 0.27%, due 04/01/22 (Repurchase Amount $484,985, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.000%, Market Value plus accrued interest $494,681, due 06/01/27-08/01/58)	484,981	0.3
1,636,060 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,636,073, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,668,781, due 04/26/22-03/20/52)	1,636,060	0.9
	Total Repurchase Agreements (Cost $7,029,221)	7,029,221	4.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022 (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
427,000 (8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230% (Cost $427,000)	$427,000	0.3
	Total Short-Term Investments (Cost $7,456,221)	7,456,221	4.4
	Total Investments in Securities (Cost $198,973,597)	$173,661,253	102.3
	Liabilities in Excess of Other Assets	(3,900,556)	(2.3)
	Net Assets	$169,760,697	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of March 31, 2022.

(4)
Defaulted security.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2022, the Fund held restricted securities with a fair value of $185,625 or 0.1% of net assets. Please refer to the table below for additional details.

(6)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2022.

(7)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of March 31, 2022.

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	59.5%
Energy	20.4
Utilities	7.0
Basic Materials	4.5
Financial	1.7
Industrial	1.6
Consumer, Non-cyclical	1.5
Communications	0.7
Municipal Bonds	0.5
Industrials	0.5
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(2.3)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$64,346,945	$—	$64,346,945
Municipal Bonds	—	916,651	—	916,651
Sovereign Bonds	—	100,941,436	—	100,941,436
Short-Term Investments	427,000	7,029,221	—	7,456,221
Total Investments, at fair value	$427,000	$173,234,253	$—	$173,661,253
Other Financial Instruments+
Futures	580,315	—	—	580,315
Total Assets	$1,007,315	$173,234,253	$—	$174,241,568
Liabilities Table
Other Financial Instruments+
Futures	$(347,633)	$—	$—	$(347,633)
Total Liabilities	$(347,633)	$—	$—	$(347,633)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022 (continued)

At March 31, 2022, Voya Emerging Markets Hard Currency Debt Fund held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	2/27/2014	$807,052	$67,500
Petroleos de Venezuela SA	7/25/2013	1,396,755	118,125
		$2,203,807	$185,625
At March 31, 2022, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	41	06/30/22	$8,688,797	$(105,452)
U.S. Treasury 5-Year Note	94	06/30/22	10,780,625	(242,181)
			$19,469,422	$(347,633)
Short Contracts:
U.S. Treasury 10-Year Note	(66)	06/21/22	(8,109,750)	200,304
U.S. Treasury Long Bond	(17)	06/21/22	(2,551,063)	71,663
U.S. Treasury Ultra 10-Year Note	(80)	06/21/22	(10,837,500)	302,138
U.S. Treasury Ultra Long Bond	(1)	06/21/22	(177,125)	6,210
			$(21,675,438)	$580,315
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$580,315
Total Asset Derivatives		$580,315
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$347,633
Total Liability Derivatives		$347,633

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$(3,367)	$—	$(3,367)
Interest rate contracts	—	(58,229)	(58,229)
Total	$(3,367)	$(58,229)	$(61,596)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$1,415	$—	$1,415
Interest rate contracts	—	(270,996)	(270,996)
Total	$1,415	$(270,996)	$(269,581)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022 (continued)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $200,166,063.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,329,949
Gross Unrealized Depreciation	(29,602,077)
Net Unrealized Depreciation	$(26,272,128)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 79.5%
	Brazil: 9.6%
BRL 16,158,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	$3,324,197	4.7
BRL 10,350,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	2,098,800	2.9
BRL 5,229,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2027	1,045,310	1.5
BRL 2,000,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2029	391,947	0.5
		6,860,254	9.6
	Chile: 1.6%
CLP 115,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	136,429	0.2
CLP 885,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	1,020,746	1.4
		1,157,175	1.6
	China: 12.0%
CNY 1,570,000	China Government Bond, 2.690%, 08/12/2026	248,655	0.4
CNY 6,030,000	China Government Bond, 2.850%, 06/04/2027	958,872	1.3
CNY 26,700,000	China Government Bond, 3.250%, 06/06/2026	4,317,826	6.1
CNY 15,000,000	China Government Bond, 3.250%, 11/22/2028	2,430,070	3.4
CNY 2,560,000	China Government Bond, 3.290%, 05/23/2029	415,908	0.6
CNY 1,030,000	China Government Bond, 3.810%, 09/14/2050	173,681	0.2
		8,545,012	12.0
	Colombia: 4.2%
COP 4,902,300,000	Colombian TES, 6.000%, 04/28/2028	1,097,954	1.5
COP 2,767,700,000	Colombian TES, 7.000%, 06/30/2032	606,367	0.9
COP 2,265,000,000	Colombian TES, 7.500%, 08/26/2026	562,172	0.8
COP 2,962,200,000	Colombian TES, 7.750%, 09/18/2030	701,659	1.0
		2,968,152	4.2
	Czech Republic: 4.1%
CZK 10,660,000	Czech Republic Government Bond, 0.250%, 02/10/2027	402,242	0.6
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Czech Republic (continued)
CZK 9,060,000	Czech Republic Government Bond, 0.950%, 05/15/2030	$332,948	0.5
CZK 29,360,000	Czech Republic Government Bond, 1.000%, 06/26/2026	1,167,271	1.6
CZK 23,500,000	Czech Republic Government Bond, 2.400%, 09/17/2025	997,393	1.4
		2,899,854	4.1
	Dominican Republic: 0.2%
DOP 8,000,000	Dominican Republic International Bond, 8.900%, 02/15/2023	148,914	0.2

	Hungary: 2.1%
HUF 293,320,000	Hungary Government Bond, 1.500%, 04/22/2026	731,731	1.0
HUF 302,930,000	Hungary Government Bond, 3.000%, 08/21/2030	737,133	1.1
		1,468,864	2.1
	Indonesia: 8.9%
IDR 3,925,000,000	Indonesia Treasury Bond, 6.500%, 02/15/2031	268,999	0.4
IDR 5,307,000,000	Indonesia Treasury Bond, 7.000%, 05/15/2027	387,746	0.5
IDR 14,321,000,000	Indonesia Treasury Bond, 7.500%, 08/15/2032	1,038,690	1.5
IDR 18,533,000,000	Indonesia Treasury Bond, 7.500%, 05/15/2038	1,322,040	1.9
IDR 11,487,000,000	Indonesia Treasury Bond, 8.250%, 06/15/2032	878,791	1.2
IDR 18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/2034	1,386,519	2.0
IDR 13,051,000,000	Indonesia Treasury Bond, 8.750%, 05/15/2031	1,030,014	1.4
		6,312,799	8.9
	Malaysia: 4.9%
MYR 7,000,000	Malaysia Government Bond, 3.885%, 08/15/2029	1,656,811	2.3
MYR 2,608,000	Malaysia Government Bond, 3.899%, 11/16/2027	630,850	0.9
MYR 342,000	Malaysia Government Bond, 3.906%, 07/15/2026	82,701	0.1
MYR 2,083,000	Malaysia Government Bond, 4.127%, 04/15/2032	495,460	0.7
MYR 2,198,000	Malaysia Government Bond, 4.762%, 04/07/2037	550,141	0.8

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Malaysia (continued)
MYR 165,000	Malaysia Government Investment Issue, 3.726%, 03/31/2026	$39,554	0.1
		3,455,517	4.9
	Mexico: 7.0%
MXN 12,170,000	Mexican Bonos, 7.500%, 06/03/2027	587,722	0.8
MXN 37,912,700	Mexican Bonos, 7.750%, 05/29/2031	1,837,956	2.6
MXN 1,470,000	Mexican Bonos, 7.750%, 11/13/2042	68,944	0.1
MXN 20,830,000	Mexican Bonos, 8.500%, 05/31/2029	1,055,112	1.5
MXN 28,791,000	Mexican Bonos, 8.500%, 11/18/2038	1,471,182	2.0
		5,020,916	7.0
	Peru: 2.4%
PEN 1,972,000	Peru Government Bond, 5.400%, 08/12/2034	470,574	0.7
PEN 44,000	Peru Government Bond, 6.150%, 08/12/2032	11,541	0.0
PEN 3,710,000	Peru Government Bond, 6.350%, 08/12/2028	1,006,776	1.4
PEN 918,000	Peru Government Bond, 6.900%, 08/12/2037	246,659	0.3
		1,735,550	2.4
	Philippines: 0.3%
PHP 10,000,000	Philippine Government International Bond, 6.250%, 01/14/2036	200,245	0.3

	Poland: 3.5%
PLN 1,060,000	Republic of Poland Government Bond, 0.250%, 10/25/2026	199,815	0.3
PLN 1,600,000	Republic of Poland Government Bond, 2.500%, 07/25/2026	336,507	0.5
PLN 9,380,000	Republic of Poland Government Bond, 2.750%, 04/25/2028	1,933,150	2.7
		2,469,472	3.5
	Romania: 2.1%
RON 3,370,000	Romania Government Bond, 3.250%, 04/29/2024	721,092	1.0
RON 2,965,000	Romania Government Bond, 4.250%, 06/28/2023	658,351	0.9
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Romania (continued)
RON 460,000	Romania Government Bond, 5.000%, 02/12/2029	$97,019	0.2
		1,476,462	2.1
	Russia: 0.1%
RUB 31,628,000 (1)	Russian Federal Bond-OFZ, 7.250%, 05/10/2034	11,678	0.0
RUB 103,000,000 (1)	Russian Federal Bond-OFZ, 7.650%, 04/10/2030	38,031	0.1
RUB 50,833,000 (1)	Russian Federal Bond-OFZ, 7.700%, 03/23/2033	18,769	0.0
RUB 66,750,000 (1)	Russian Federal Bond-OFZ, 8.500%, 09/17/2031	24,646	0.0
		93,124	0.1
	South Africa: 4.7%
ZAR 22	Republic of South Africa Government Bond, 6.250%, 03/31/2036	1	0.0
ZAR 32,200,000	Republic of South Africa Government Bond, 8.500%, 01/31/2037	1,880,656	2.6
ZAR 24,037,000	Republic of South Africa Government Bond, 8.875%, 02/28/2035	1,478,738	2.1
		3,359,395	4.7
	South Korea: 1.6%
IDR 15,800,000,000	Export-Import Bank of Korea, 7.250%, 12/07/2024	1,148,106	1.6

	Thailand: 6.5%
THB 4,670,000	Thailand Government Bond, 0.750%, 06/17/2024	139,458	0.2
THB 17,596,000	Thailand Government Bond, 1.600%, 12/17/2029	504,396	0.7
THB 21,590,000	Thailand Government Bond, 2.875%, 12/17/2028	678,253	1.0
THB 59,627,000	Thailand Government Bond, 3.300%, 06/17/2038	1,809,068	2.5
THB 12,628,000	Thailand Government Bond, 3.400%, 06/17/2036	394,544	0.6
THB 11,369,000	Thailand Government Bond, 3.650%, 06/20/2031	379,983	0.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Thailand (continued)
THB 19,669,000	Thailand Government Bond, 4.875%, 06/22/2029	$693,977	1.0
		4,599,679	6.5
	Turkey: 2.9%
TRY 6,059,000	Turkey Government Bond, 8.000%, 03/12/2025	279,581	0.4
TRY 8,314,000	Turkey Government Bond, 10.600%, 02/11/2026	380,234	0.5
TRY 16,392,000	Turkey Government Bond, 10.700%, 08/17/2022	1,093,787	1.5
TRY 1,270,000	Turkey Government Bond, 11.000%, 02/24/2027	54,046	0.1
TRY 6,813,000	Turkey Government Bond, 12.400%, 03/08/2028	293,244	0.4
		2,100,892	2.9
	Uruguay: 0.8%
UYU 25,450,000	Uruguay Government International Bond, 8.250%, 05/21/2031	594,091	0.8
	Total Sovereign Bonds (Cost $70,292,817)	56,614,473	79.5
SUPRANATIONAL BONDS: 3.0%
	Supranational: 3.0%
PLN 2,402,000	European Investment Bank, 3.000%, 05/24/2024	543,712	0.8
ZAR 6,900,000	European Investment Bank, 8.125%, 12/21/2026	489,032	0.7
ZAR 15,360,000	European Investment Bank, 8.500%, 09/17/2024	1,095,682	1.5
	Total Supranational Bonds (Cost $2,094,526)	2,128,426	3.0
	Total Long-Term Investments (Cost $72,387,343)	58,742,899	82.5
SHORT-TERM INVESTMENTS: 13.2%
	Commercial Paper: 4.3%
1,000,000	Consolidated Edison Company, 0.560%, 04/05/2022	999,923	1.4
1,000,000	Dominion Resources, Inc., 0.530%, 04/01/2022	999,985	1.5
1,000,000	Fiserv, Inc., 0.710%, 04/14/2022	999,728	1.4
	Total Commercial Paper (Cost $2,999,660)	$2,999,636	4.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 8.9%
3,476,000 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%	3,476,000	4.9
2,888,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.230%	2,888,000	4.0
	Total Mutual Funds (Cost $6,364,000)	6,364,000	8.9
	Total Short-Term Investments (Cost $9,363,660)	9,363,636	13.2
	Total Investments in Securities (Cost $81,751,003)	$68,106,535	95.7
	Assets in Excess of Other Liabilities	3,071,701	4.3
	Net Assets	$71,178,236	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Defaulted security.

(2)
Rate shown is the 7-day yield as of March 31, 2022.

Currency Abbreviations:
BRL
Brazilian Real

CLP
Chilean Peso

CNY
Chinese Yuan

COP
Colombian Peso

CZK
Czech Koruna

DOP
Dominican Peso

HUF
Hungarian Forint

IDR
Indonesian Rupiah

MXN
Mexican Peso

MYR
Malaysian Ringgit

PEN
Peruvian Nuevo Sol

PHP
Philippine Peso

PLN
Polish Zloty

RON
Romanian New Leu

RUB
Russian Ruble

THB
Thai Baht

TRY
Turkish New Lira

UYU
Uruguayan Peso Uruguayo

ZAR
South African Rand

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022 (continued)

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	79.5%
Supranational Bonds	3.0
Short-Term Investments	13.2
Assets in Excess of Other Liabilities	4.3
Net Assets	100.0%
Portfolio holdings are subject to change daily.
Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Sovereign Bonds	$—	$56,614,473	$—	$56,614,473
Supranational Bonds	—	2,128,426	—	2,128,426
Short-Term Investments	6,364,000	2,999,636	—	9,363,636
Total Investments, at fair value	$6,364,000	$61,742,535	$—	$68,106,535
Other Financial Instruments+
Centrally Cleared Swaps	—	948	—	948
Forward Foreign Currency Contracts	—	282,792	—	282,792
Futures	39,585	—	—	39,585
OTC Swaps	—	24,158	—	24,158
Total Assets	$6,403,585	$62,050,433	$—	$68,454,018
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(55,888)	$—	$(55,888)
Forward Foreign Currency Contracts	—	(108,816)	—	(108,816)
Futures	(37,798)	—	—	(37,798)
Total Liabilities	$(37,798)	$(164,704)	$—	$(202,502)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022 (continued)

At March 31, 2022, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR 7,420,620	USD 1,774,249	Barclays Bank PLC	04/29/22	$(15,440)
USD 135,832	PHP 7,159,975	Barclays Bank PLC	04/29/22	(2,261)
HUF 296,713,853	USD 856,375	Barclays Bank PLC	04/29/22	33,998
USD 93,278	COP 354,063,618	Barclays Bank PLC	05/06/22	(164)
IDR 1,391,681,609	USD 96,524	BNP Paribas	04/29/22	407
THB 47,983,813	USD 1,444,569	Citibank N.A.	04/29/22	(1,302)
USD 44,685	PEN 166,347	Citibank N.A.	05/06/22	(410)
RON 2,663,023	USD 586,233	Goldman Sachs International	04/29/22	7,934
USD 1,358,525	TRY 21,437,554	Goldman Sachs International	04/29/22	(73,260)
USD 183,028	BRL 940,201	HSBC Bank USA N.A.	05/06/22	(12,695)
PLN 7,836,716	USD 1,781,676	JPMorgan Chase Bank N.A.	04/29/22	78,997
ILS 12,325	USD 3,775	JPMorgan Chase Bank N.A.	04/29/22	89
MXN 38,520,725	USD 1,828,484	JPMorgan Chase Bank N.A.	05/06/22	97,282
USD 75,548	CZK 1,744,776	Morgan Stanley Capital Services LLC	04/29/22	(3,285)
ZAR 12,465,219	USD 818,550	Morgan Stanley Capital Services LLC	04/29/22	31,780
USD 439,106	CNY 2,785,678	Morgan Stanley Capital Services LLC	04/29/22	1,095
CLP 842,176,069	USD 1,032,990	Morgan Stanley Capital Services LLC	05/06/22	31,210
				$173,975
At March 31, 2022, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note	10	06/30/22	$1,146,875	$(27,520)
U.S. Treasury Ultra 10-Year Note	1	06/21/22	135,469	(4,061)
U.S. Treasury Ultra Long Bond	1	06/21/22	177,125	(6,217)
			$1,459,469	$(37,798)
Short Contracts:
U.S. Treasury 10-Year Note	(7)	06/21/22	(860,125)	23,447
U.S. Treasury 2-Year Note	(3)	06/30/22	(635,766)	7,707
U.S. Treasury Long Bond	(2)	06/21/22	(300,125)	8,431
			$(1,796,016)	$39,585
At March 31, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.660%	Annual	06/27/27	PLN2,200,000	$(55,888)	$(55,888)
Receive	28-day MXN TIIE-BANXICO	Monthly	6.880	Monthly	07/28/22	MXN33,000,000	948	948
							$(54,940)	$(54,940)
At March 31, 2022, the following OTC interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Quarterly	Barclays Bank PLC	8.280%	Quarterly	09/30/24	ZAR7,500,000	$24,158	$—	$24,158
								$24,158	$—	$24,158
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022 (continued)

Currency Abbreviations
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CNY – Chinese Yuan
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$282,792
Interest rate contracts	Variation margin receivable on futures contracts*	39,585
Interest rate contracts	Variation margin receivable on centrally cleared swaps*	948
Interest rate contracts	Unrealized appreciation on OTC swap agreements	24,158
Total Asset Derivatives		$347,483
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$108,817
Interest rate contracts	Variation margin payable on futures contracts*	37,798
Interest rate contracts	Variation margin payable on centrally cleared swaps*	55,888
Total Liability Derivatives		$202,503

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the year ended March 31, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$(201,534)	$—	$—	$(201,534)
Interest rate contracts	—	(5,118)	1,905	(3,213)
Total	$(201,534)	$(5,118)	$1,905	$(204,747)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of March 31, 2022 (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$56,426	$—	$—	$56,426
Interest rate contracts	—	(3,517)	(75,344)	(78,861)
Total	$56,426	$(3,517)	$(75,344)	$(22,435)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at March 31, 2022:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Totals
Assets:
Forward foreign currency contracts	$33,998	$407	$—	$7,934	$—	$176,368	$64,085	$282,792
OTC Interest rate swaps	24,158	—	—	—	—	—	—	24,158
Total Assets	$58,156	$407	$—	$7,934	$—	$176,368	$64,085	$306,950
Liabilities:
Forward foreign currency contracts	$17,865	$—	$1,712	$73,260	$12,695	$—	$3,285	$108,817
Total Liabilities	$17,865	$—	$1,712	$73,260	$12,695	$—	$3,285	$108,817
Net OTC derivative instruments by counterparty, at fair value	$40,291	$407	$(1,712)	$(65,326)	$(12,695)	$176,368	$60,800	$198,133
Total collateral pledged by the Fund/ (Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$40,291	$407	$(1,712)	$(65,326)	$(12,695)	$176,368	$60,800	$198,133

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $83,840,320.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,482,590
Gross Unrealized Depreciation	(15,545,167)
Net Unrealized Depreciation	$(14,062,577)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 25.4%
1,401,664 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.703%, 01/25/2045	$1,386,243	0.1
705,908 (1)(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.567%, 04/25/2045	702,629	0.1
591,562 (1)(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.535%, 06/25/2045	586,945	0.0
634,497 (1)(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.669%, 12/25/2045	633,989	0.0
646,000 (1)(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.669%, 12/25/2045	638,597	0.1
1,362,150 (1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.766%, 03/25/2046	1,360,268	0.1
998,319 (1)(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.766%, 03/25/2046	990,869	0.1
433,272	Alternative Loan Trust 2004-32CB 2A2, 0.857%, (US0001M + 0.400%), 02/25/2035	407,680	0.0
619,279	Alternative Loan Trust 2004-J7 MI, 1.477%, (US0001M + 1.020%), 10/25/2034	617,815	0.0
317,885	Alternative Loan Trust 2005-31 1A1, 1.017%, (US0001M + 0.560%), 08/25/2035	301,122	0.0
240,796	Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	200,941	0.0
460,225	Alternative Loan Trust 2005-J2 1A12, 0.857%, (US0001M + 0.400%), 04/25/2035	385,576	0.0
286,273	Alternative Loan Trust 2006-19CB A12, 0.857%, (US0001M + 0.400%), 08/25/2036	141,582	0.0
646,751	Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	392,718	0.0
407,329	Alternative Loan Trust 2007-18CB 1A7, 0.927%, (US0001M + 0.470%), 08/25/2037	145,516	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,086,864	Alternative Loan Trust 2007-OA4 A1, 0.797%, (US0001M + 0.170%), 05/25/2047	$1,027,616	0.1
1,046,333 (1)(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	1,017,171	0.1
1,982,663 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021-5 B3A, 3.498%, 11/25/2051	1,803,422	0.1
2,534,657 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2021-6 B3A, 3.394%, 10/25/2051	2,313,246	0.2
2,077,861 (1)(2)	Bayview MSR Opportunity Master Fund Trust 2022-2 B3A, 3.420%, 12/25/2051	1,870,317	0.1
145,707 (1)	Bear Stearns ALT-A Trust 2005-10 21A1, 2.618%, 01/25/2036	145,568	0.0
147,219 (1)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.627%, 05/25/2035	146,472	0.0
267,741 (1)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.627%, 09/25/2035	242,079	0.0
1,478,952 (1)	Bear Stearns ALT-A Trust 2005-9 26A1, 2.953%, 11/25/2035	1,081,652	0.1
122,107 (1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 2.879%, 09/25/2036	113,809	0.0
62,396 (1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 2.326%, 02/25/2037	61,736	0.0
251,488 (1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.696%, 11/25/2034	250,618	0.0
432,644	CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	292,766	0.0
371,458	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	243,823	0.0
3,804,955 (1)(2)	CHNGE Mortgage Trust 2022-1 A1, 3.007%, 01/25/2067	3,716,152	0.3
606,274 (1)(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	611,040	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
77,253 (1)(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	$77,634	0.0
339,379 (1)(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	339,219	0.0
913,420 (1)(2)	CIM Trust 2019-J1 B3, 3.979%, 08/25/2049	900,716	0.1
500,000 (1)(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	486,301	0.0
964,334 (1)(2)	CIM Trust 2020-J1 B3, 3.451%, 07/25/2050	908,199	0.1
967,604 (1)(2)	CIM Trust 2020-J2 B2, 2.767%, 01/25/2051	866,070	0.1
1,276,270 (1)(2)	CIM Trust 2020-J2 B3, 2.767%, 01/25/2051	1,110,047	0.1
270,507 (1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.772%, 03/25/2036	232,478	0.0
242,153 (1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.185%, 09/25/2037	229,325	0.0
672,921 (1)(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 2.852%, 08/25/2036	679,595	0.1
1,530,066 (1)(2)	Citigroup Mortgage Loan Trust 2021-J3 B3W, 2.859%, 09/25/2051	1,359,607	0.1
575,534	Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	576,407	0.0
155,924	CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	152,494	0.0
1,217,145 (2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.457%, (US0001M + 2.000%), 01/25/2040	1,213,527	0.1
3,500,000 (2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 3.249%, (SOFR30A + 3.150%), 12/25/2041	3,258,583	0.2
1,500,000 (2)	Connecticut Avenue Securities Trust 2022-R02 2B1, 4.599%, (SOFR30A + 4.500%), 01/25/2042	1,421,380	0.1
807,004 (2)	CSMC 2019-AFC1 A3 Trust, 2.877%, 07/25/2049	786,633	0.1
1,000,000 (1)(2)	CSMC 2021-AFC1 M1 Trust, 2.193%, 03/25/2056	947,294	0.1
217,355 (1)(2)	CSMC Trust 2013-IVR3 B3, 3.389%, 05/25/2043	217,091	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
273,849 (1)(2)	CSMC Trust 2013-IVR5 B3, 3.627%, 10/25/2043	$274,210	0.0
376,741 (1)(2)	CSMC Trust 2014-IVR1 B3, 3.579%, 11/25/2043	374,347	0.0
378,375 (1)(2)	CSMC Trust 2014-IVR2 B3, 3.820%, 04/25/2044	376,853	0.0
463,904 (1)(2)	CSMC Trust 2014-IVR3 B3, 4.073%, 07/25/2044	464,179	0.0
2,000,000 (1)(2)	Deephaven Residential Mortgage Trust 2021-4 M1, 3.257%, 11/25/2066	1,848,262	0.1
351,916 (1)(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.085%, 06/27/2037	351,986	0.0
1,000,000 (2)	Eagle RE 2021-2 M1C Ltd., 3.549%, (SOFR30A + 3.450%), 04/25/2034	953,035	0.1
3,900,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 4.107%, (US0001M + 3.650%), 02/25/2040	3,827,316	0.3
859,694	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.707%, (US0001M + 4.250%), 04/25/2029	898,128	0.1
543,077	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 6.007%, (US0001M + 5.550%), 04/25/2028	564,482	0.0
2,010,702	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.807%, (US0001M + 4.350%), 05/25/2029	2,096,930	0.2
2,103,627	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 4.007%, (US0001M + 3.550%), 07/25/2029	2,143,337	0.2
1,959,384	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.457%, (US0001M + 3.000%), 10/25/2029	2,002,405	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,683,419	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 3.307%, (US0001M + 2.850%), 11/25/2029	$1,713,745	0.1
1,647,185	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.957%, (US0001M + 2.500%), 05/25/2030	1,659,739	0.1
1,489,776	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 3.257%, (US0001M + 2.800%), 02/25/2030	1,517,502	0.1
2,661,672	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.557%, (US0001M + 2.100%), 03/25/2031	2,657,709	0.2
60,162 (2)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.557%, (US0001M + 2.100%), 06/25/2039	60,166	0.0
1,000,000 (2)	Fannie Mae Connecticut Avenue Securities 2021-R02 2B1, 3.399%, (SOFR30A + 3.300%), 11/25/2041	930,844	0.1
1,000,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.557%, (US0001M + 4.100%), 07/25/2039	999,477	0.1
249,478 (2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.557%, (US0001M + 2.100%), 09/25/2039	249,461	0.0
887,610 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.507%, (US0001M + 2.050%), 01/25/2040	887,265	0.1
5,100,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 4.107%, (US0001M + 3.650%), 02/25/2040	5,088,623	0.4
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,179,091 (1)(2)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/2049	$1,156,252	0.1
917,064 (1)(2)	Flagstar Mortgage Trust 2018-2 B2, 4.030%, 04/25/2048	903,818	0.1
1,415,209 (1)(2)	Flagstar Mortgage Trust 2018-4 B3, 4.245%, 07/25/2048	1,401,884	0.1
2,002,274 (1)(2)	Flagstar Mortgage Trust 2018-5 B2, 4.500%, 09/25/2048	1,991,243	0.1
928,268 (1)(2)	Flagstar Mortgage Trust 2018-5 B3, 4.500%, 09/25/2048	919,046	0.1
929,435 (1)(2)	Flagstar Mortgage Trust 2018-6RR B1, 4.934%, 10/25/2048	933,069	0.1
365,957 (1)(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	364,739	0.0
953,016 (1)(2)	Flagstar Mortgage Trust 2019-2 B2, 4.056%, 12/25/2049	930,003	0.1
4,815,701 (1)(2)	Flagstar Mortgage Trust 2020-1NV B2A, 4.242%, 03/25/2050	4,647,372	0.3
2,400,169 (1)(2)	Flagstar Mortgage Trust 2020-1NV B3, 4.242%, 03/25/2050	2,303,932	0.2
1,745,279 (2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 2.307%, (US0001M + 1.850%), 02/25/2050	1,742,274	0.1
382,399 (2)	Freddie Mac STACR REMIC Trust 2020-DNA4 M2, 4.207%, (US0001M + 3.750%), 08/25/2050	382,933	0.0
1,742,099 (2)	Freddie Mac STACR REMIC Trust 2020-DNA5 M2, 2.899%, (SOFR30A + 2.800%), 10/25/2050	1,746,294	0.1
3,000,000 (2)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 2.099%, (SOFR30A + 2.000%), 12/25/2050	2,964,835	0.2
1,512,107 (2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.557%, (US0001M + 3.100%), 03/25/2050	1,520,124	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
246,926 (2)	Freddie Mac STACR REMIC Trust 2020-HQA4 M2, 3.607%, (US0001M + 3.150%), 09/25/2050	$247,270	0.0
1,000,000 (2)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 1.749%, (SOFR30A + 1.650%), 01/25/2034	984,348	0.1
3,900,000 (2)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 3.499%, (SOFR30A + 3.400%), 10/25/2041	3,611,457	0.3
2,000,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 2.349%, (SOFR30A + 2.250%), 08/25/2033	1,924,783	0.1
3,100,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 2.199%, (SOFR30A + 2.100%), 09/25/2041	2,913,581	0.2
5,000,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 3.849%, (SOFR30A + 3.750%), 12/25/2041	4,514,781	0.3
10,000,000 (2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 3.499%, (SOFR30A + 3.400%), 01/25/2042	9,111,930	0.7
6,000,000 (2)	Freddie Mac STACR REMIC Trust 2022-DNA1 M1B, 1.949%, (SOFR30A + 1.850%), 01/25/2042	5,665,024	0.4
5,000,000 (2)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 2.599%, (SOFR30A + 2.500%), 01/25/2042	4,675,100	0.3
2,026,442 (2)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.557%, (US0001M + 2.100%), 09/25/2048	2,037,477	0.1
3,600,000 (2)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.757%, (US0001M + 2.300%), 10/25/2048	3,595,654	0.3
756,743	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.757%, (US0001M + 2.300%), 09/25/2030	758,067	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,666,151 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.507%, (US0001M + 2.050%), 04/25/2049	$2,667,016	0.2
1,600,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 2.399%, (SOFR30A + 2.300%), 08/25/2033	1,578,716	0.1
2,000,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 3.749%, (SOFR30A + 3.650%), 11/25/2041	1,900,113	0.1
6,250,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 B1, 4.849%, (SOFR30A + 4.750%), 02/25/2042	5,841,399	0.4
5,000,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1B, 2.499%, (SOFR30A + 2.400%), 02/25/2042	4,872,238	0.4
5,500,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M2, 3.849%, (SOFR30A + 3.750%), 02/25/2042	5,393,188	0.4
850,831 (1)(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	854,978	0.1
89,181 (1)(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	89,636	0.0
960,638 (1)(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	947,216	0.1
186,782 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/25/2050	185,707	0.0
317,529 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/25/2050	315,703	0.0
747,165 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/25/2050	742,867	0.1
2,148,694 (1)(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.669%, 05/25/2050	2,037,792	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
942,495 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.300%, 08/25/2049	$941,441	0.1
124,305 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	124,601	0.0
942,259 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.374%, 11/25/2049	934,374	0.1
133,862 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	134,406	0.0
928,621 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 3.986%, 03/25/2050	918,574	0.1
3,516,071 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 3.986%, 03/25/2050	3,465,401	0.3
3,006,074 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 3.986%, 03/25/2050	2,937,063	0.2
1,268,209 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 B3, 2.652%, 08/25/2051	1,120,098	0.1
993,600 (1)(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B3, 3.395%, 04/25/2052	894,558	0.1
993,600 (1)(2)	GS Mortgage-Backed Securities Trust 2021-GR3 B4, 3.395%, 04/25/2052	849,670	0.1
100,879 (1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 2.638%, 10/25/2035	67,901	0.0
219,595 (1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 2.871%, 01/25/2036	224,084	0.0
605,757	HarborView Mortgage Loan Trust 2006-14 2A1A, 0.599%, (US0001M + 0.150%), 01/25/2047	563,915	0.0
752,925	HarborView Mortgage Loan Trust 2007-5 A1A, 0.639%, (US0001M + 0.190%), 09/19/2037	728,973	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,000,000 (2)	Home RE 2019-1 M2 Ltd., 3.707%, (US0001M + 3.250%), 05/25/2029	$4,021,806	0.3
7,200,000 (2)	Home RE 2021-1 M1C Ltd., 2.757%, (US0001M + 2.300%), 07/25/2033	7,165,446	0.5
2,523,317 (1)(2)	Hundred Acre Wood Trust 2021-INV3 B3, 3.328%, 10/25/2051	2,297,307	0.2
1,500,000 (1)(2)	Imperial Fund Mortgage Trust 2021-NQM4 M1, 3.446%, 01/25/2057	1,370,282	0.1
2,711,339	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.877%, (US0001M + 0.420%), 02/25/2046	2,147,080	0.2
71,819 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	72,065	0.0
49,375 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	49,544	0.0
943,922 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.491%, 08/25/2049	937,323	0.1
943,922 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.491%, 08/25/2049	933,852	0.1
5,123 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	5,120	0.0
1,229,411 (1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.617%, 06/25/2049	1,213,175	0.1
1,489,822 (1)(2)	J.P. Morgan Mortgage Trust 2021-14 B4, 3.170%, 05/25/2052	1,263,314	0.1
1,693,881 (1)(2)	J.P. Morgan Mortgage Trust 2022-1 B3, 3.105%, 07/25/2052	1,487,220	0.1
478,329	JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	331,242	0.0
116,240 (1)	JP Morgan Mortgage Trust 2007-A3 1A1, 3.062%, 05/25/2037	111,676	0.0
967,437	JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	540,347	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,510,262 (1)(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.690%, 01/25/2044	$1,481,360	0.1
786,000 (1)(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.858%, 10/25/2029	713,989	0.1
1,389,618 (1)(2)	JP Morgan Mortgage Trust 2015-4 B4, 3.570%, 06/25/2045	1,304,600	0.1
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.818%, 05/25/2046	983,090	0.1
3,505,199 (1)(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.460%, 01/25/2047	3,398,785	0.2
873,233 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.769%, 08/25/2047	864,114	0.1
1,362,396 (1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.892%, 11/25/2048	1,340,851	0.1
1,364,416 (1)(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.786%, 12/25/2048	1,318,896	0.1
1,475,741 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.725%, 09/25/2048	1,444,359	0.1
2,091,013 (1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.725%, 09/25/2048	2,058,339	0.2
1,006,592 (1)(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.726%, 10/25/2048	988,020	0.1
2,104,693 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.726%, 10/25/2048	2,057,585	0.2
358,368 (1)(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	358,040	0.0
1,855,540 (1)(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.108%, 01/25/2049	1,842,417	0.1
927,770 (1)(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.108%, 01/25/2049	918,915	0.1
926,881 (1)(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.263%, 02/25/2049	893,274	0.1
928,776 (1)(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.263%, 02/25/2049	892,625	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
164,186 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	$164,708	0.0
17,685 (1)(2)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	17,713	0.0
3,193,956 (1)(2)	JP Morgan Mortgage Trust 2019-5 B1, 4.482%, 11/25/2049	3,196,943	0.2
1,962,907 (1)(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.482%, 11/25/2049	1,962,879	0.1
951,218 (1)(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.256%, 12/25/2049	932,424	0.1
1,902,436 (1)(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.256%, 12/25/2049	1,905,001	0.1
508,879 (1)(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 02/25/2050	506,756	0.0
2,828,434 (1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.260%, 02/25/2050	2,705,833	0.2
485,353 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	484,934	0.0
2,842,627 (1)(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.438%, 03/25/2050	2,752,214	0.2
2,471,211 (1)(2)	JP Morgan Mortgage Trust 2019-9 B2A, 3.441%, 05/25/2050	2,360,855	0.2
3,007,099 (1)(2)	JP Morgan Mortgage Trust 2019-HYB1 B1, 3.591%, 10/25/2049	3,081,165	0.2
1,652,477 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.015%, 10/25/2049	1,646,990	0.1
534,316 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	533,507	0.0
231,537 (1)(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	231,112	0.0
3,361,718 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.409%, 05/25/2050	3,263,891	0.2
1,904,265 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.745%, 12/25/2049	1,894,876	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,904,265 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.745%, 12/25/2049	$1,893,468	0.1
30,521 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	30,556	0.0
124,036 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	124,090	0.0
959,583 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.459%, 03/25/2050	942,588	0.1
2,398,957 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.459%, 03/25/2050	2,353,597	0.2
430,106 (1)(2)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	417,428	0.0
376,514 (1)(2)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	373,581	0.0
1,436,151 (1)(2)	JP Morgan Mortgage Trust 2020-3 B2, 3.866%, 08/25/2050	1,365,268	0.1
1,494,104 (1)(2)	JP Morgan Mortgage Trust 2020-4 B1, 3.680%, 11/25/2050	1,428,761	0.1
2,411,343 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.616%, 12/25/2050	2,320,708	0.2
1,446,419 (1)(2)	JP Morgan Mortgage Trust 2020-8 B3, 3.523%, 03/25/2051	1,369,752	0.1
163,818 (1)(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	164,003	0.0
2,146,881 (1)(2)	JP Morgan Trust 2015-1 B3, 2.102%, 12/25/2044	2,163,701	0.2
520,590 (1)(2)	JP Morgan Trust 2015-3 B3, 3.598%, 05/25/2045	514,034	0.0
866,534 (1)(2)	JP Morgan Trust 2015-3 B4, 3.598%, 05/25/2045	861,147	0.1
116,096	Lehman XS Trust Series 2005-5N 3A1B, 1.141%, (12MTA + 1.000%), 11/25/2035	117,087	0.0
1,965,649 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.355%, 10/25/2048	1,932,921	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
982,862 (1)(2)	Mello Mortgage Capital Acceptance 2021-MTG3 B3, 2.909%, 07/01/2051	$858,980	0.1
2,491,793 (1)(2)	Mello Mortgage Capital Acceptance 2022-INV1 B3, 3.329%, 03/25/2052	2,202,259	0.2
1,140,000 (2)	Mello Warehouse Securitization Trust 2020-2 C, 1.757%, (US0001M + 1.300%), 11/25/2053	1,136,402	0.1
591,109 (1)(2)	MFA 2020-NQM3 A3 Trust, 1.632%, 01/26/2065	579,527	0.0
3,489,000 (1)(2)	MFA 2021-INV2 M1 Trust, 3.199%, 11/25/2056	3,188,663	0.2
700,000 (1)(2)	MFRA Trust 2021-INV1 M1, 2.288%, 01/25/2056	664,910	0.1
132,613	Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	98,733	0.0
900,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 2.257%, (US0001M + 1.800%), 09/25/2035	915,378	0.1
1,944,998 (1)(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	1,931,163	0.1
3,800,000 (2)	Oaktown Re VII Ltd. 2021-2 M1C, 3.449%, (SOFR30A + 3.350%), 04/25/2034	3,661,297	0.3
98,485 (1)(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	97,452	0.0
247,453 (1)(2)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	244,449	0.0
188,340 (1)(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	187,910	0.0
372,291 (1)(2)	OBX 2020-EXP3 1A9 Trust, 3.000%, 01/25/2060	366,111	0.0
435,920 (1)(2)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	433,678	0.0
3,877,540 (1)(2)	Oceanview Mortgage Trust 2021-5 B3, 2.981%, 10/25/2051	3,404,472	0.2
1,144,616 (1)(2)	Provident Funding Mortgage Trust 2020-1 B3, 3.291%, 02/25/2050	1,089,367	0.1
66,535 (1)(2)	PSMC 2019-2 A1 Trust, 3.500%, 10/25/2049	66,507	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
309,010 (1)(2)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	$309,431	0.0
2,900,000 (2)	Radnor RE 2021-1 M1C Ltd., 2.799%, (SOFR30A + 2.700%), 12/27/2033	2,735,684	0.2
131,492 (1)(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	130,951	0.0
1,327,848 (1)(2)	RCKT Mortgage Trust 2019-1 B1A, 3.834%, 09/25/2049	1,305,361	0.1
948,463 (1)(2)	RCKT Mortgage Trust 2019-1 B2A, 3.834%, 09/25/2049	928,378	0.1
1,938,918 (1)(2)	RCKT Mortgage Trust 2020-1 B2A, 3.488%, 02/25/2050	1,855,335	0.1
338,193 (2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	336,976	0.0
272,951 (1)(2)	Sequoia Mortgage Trust 2015-3 B3, 3.722%, 07/25/2045	260,502	0.0
2,006,088 (1)(2)	Sequoia Mortgage Trust 2017-2 B2, 3.577%, 02/25/2047	1,950,295	0.1
2,655,514 (1)(2)	Sequoia Mortgage Trust 2017-5 B3, 3.803%, 08/25/2047	2,577,678	0.2
905,601 (1)(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.491%, 08/25/2047	880,817	0.1
1,393,280 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.262%, 06/25/2049	1,347,446	0.1
400,043 (1)(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	384,983	0.0
472,399 (1)(2)	Sequoia Mortgage Trust 2019-5 B2, 3.738%, 12/25/2049	455,701	0.0
472,399 (1)(2)	Sequoia Mortgage Trust 2019-5 B3, 3.738%, 12/25/2049	454,600	0.0
6,723 (1)(2)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	6,719	0.0
664,542 (1)(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 4.914%, 03/25/2049	663,670	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,663,784 (1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.925%, 08/25/2049	$1,666,657	0.1
1,202,168 (1)(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	1,207,758	0.1
2,914,529 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.529%, 09/25/2049	2,830,196	0.2
1,716,281 (1)(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.529%, 09/25/2049	1,716,591	0.1
965,923 (1)(2)	Sequoia Mortgage Trust 2020-2 B2, 3.662%, 03/25/2050	930,113	0.1
2,413,294 (1)(2)	Sequoia Mortgage Trust 2020-2 B3, 3.662%, 03/25/2050	2,311,950	0.2
1,943,924 (1)(2)	Sequoia Mortgage Trust 2020-3 B3, 3.326%, 04/25/2050	1,781,900	0.1
2,526,964 (1)(2)	Sequoia Mortgage Trust 2021-7 B3, 2.872%, 11/25/2051	2,229,828	0.2
9,066,000 (4)	Series RR 2014-1 F Trust, 0.000%, 05/25/2047	8,131,787	0.6
1,348,280 (1)(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.665%, 10/25/2047	1,347,482	0.1
3,000,000 (1)(2)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	2,875,480	0.2
2,000,000 (1)(2)	Starwood Mortgage Residential Trust 2020-3 A2, 2.240%, 04/25/2065	1,955,231	0.1
2,500,000 (2)	Starwood Mortgage Residential Trust 2020-INV1 M1, 2.501%, 11/25/2055	2,458,655	0.2
86,060 (1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 2.493%, 03/25/2035	84,142	0.0
3,993,656 (1)(5)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.540%, 01/25/2037	1,453,906	0.1
1,490,061 (1)(2)	UWM Mortgage Trust 2021-INV4 B3, 3.234%, 12/25/2051	1,336,156	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,868,840 (1)(2)	UWM Mortgage Trust 2021-INV5 B3, 3.247%, 01/25/2052	$4,331,631	0.3
97,088 (1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 2.194%, 10/20/2035	96,516	0.0
125,955 (1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 2.194%, 10/20/2035	125,212	0.0
371,030 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.636%, 06/25/2034	372,252	0.0
465,564 (1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 2.553%, 07/25/2034	467,073	0.0
694,062 (1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 2.943%, 09/25/2035	688,550	0.1
285,331	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.437%, (US0001M + 0.490%), 10/25/2045	281,043	0.0
225,309 (1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 2.671%, 12/25/2035	227,342	0.0
237,120 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 2.567%, 11/25/2036	230,552	0.0
705,436 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 2.716%, 12/25/2036	686,915	0.1
379,596 (1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 2.388%, 12/25/2036	361,138	0.0
238,890 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.021%, 02/25/2037	236,680	0.0
427,718 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.110%, 02/25/2037	419,861	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
271,156 (1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.030%, 12/25/2036	$267,703	0.0
363,007	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	362,983	0.0
137,398	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	136,663	0.0
412,356	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	407,535	0.0
548,622	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.687%, (US0001M + 0.230%), 01/25/2047	556,709	0.0
138,715	Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	130,677	0.0
69,868 (1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.885%, 04/25/2036	68,054	0.0
448,666 (1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.868%, 12/28/2037	442,460	0.0
456,016 (1)(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.681%, 07/25/2047	439,833	0.0
231,192 (1)(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 07/25/2049	227,164	0.0
2,056,773 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.377%, 12/25/2049	1,901,768	0.1
1,056,079 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-4 B2 Trust, 3.179%, 07/25/2050	978,585	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,266,615 (1)(2)	Wells Fargo Mortgage Backed Securities 2021-1 B3 Trust, 2.720%, 12/25/2050	$1,077,988	0.1
	Total Collateralized Mortgage Obligations (Cost $374,016,153)	357,184,549	25.4
COMMERCIAL MORTGAGE-BACKED SECURITIES: 43.6%
2,580,000 (2)	Arbor Multifamily Mortgage Securities Trust 2020-MF3 D, 2.000%, 10/15/2054	2,009,144	0.1
5,649,000 (2)	Arbor Multifamily Mortgage Securities Trust 2020-MF3 E, 2.000%, 10/15/2054	4,142,566	0.3
3,500,000 (2)	AREIT 2019-CRE3 D Trust, 2.815%, (SOFR30A + 2.650%), 09/14/2036	3,453,483	0.2
2,500,000 (2)	Austin Fairmont Hotel Trust 2019-FAIR E, 2.647%, (US0001M + 2.250%), 09/15/2032	2,386,783	0.2
690,000 (2)(4)	BAMLL Re-REMIC Trust 2015-FRR11 CK25, 0.000%, 09/27/2045	672,828	0.1
2,200,000 (2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,922,621	0.1
5,680,000 (2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	4,131,412	0.3
7,060,000 (1)(2)(6)	BANK 2017-BNK4 XE, 1.453%, 05/15/2050	433,247	0.0
21,150,000 (1)(2)(6)	BANK 2017-BNK8 XE, 1.269%, 11/15/2050	1,305,535	0.1
4,000,000 (2)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	3,276,889	0.2
9,363,500 (1)(2)(6)	BANK 2018-BNK12 XD, 1.416%, 05/15/2061	705,813	0.1
11,033,241 (1)(6)	Bank 2019-BNK19 XA, 0.954%, 08/15/2061	631,485	0.0
1,650,000 (2)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	1,314,626	0.1
52,733,178 (1)(6)	BANK 2020-BNK27 XA, 1.161%, 04/15/2063	4,092,717	0.3
17,948,010 (1)(6)	BANK 2020-BNK30 XA, 1.329%, 12/15/2053	1,512,881	0.1
14,908,976 (1)(6)	BANK 2021-BNK31 XA, 1.332%, 02/15/2054	1,355,439	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
48,217,020 (1)(6)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.586%, 08/15/2052	$4,091,441	0.3
103,000,000 (1)(2)(6)	BBCCRE Trust 2015-GTP XB, 0.215%, 08/10/2033	751,406	0.1
435,000 (2)	BBCMS 2020-BID D Mortgage Trust, 5.027%, (US0001M + 4.630%), 10/15/2037	436,112	0.0
39,295,130 (1)(6)	BBCMS Mortgage Trust 2020-C7 XA, 1.626%, 04/15/2053	3,539,921	0.3
6,635,108 (1)(6)	BBCMS Trust 2021-C10 XA, 1.306%, 07/15/2054	588,641	0.0
7,268,112 (2)	BCRR 2016-FRR3 E Trust, 2.040%, (US0001M + 18.348%), 05/26/2026	6,497,594	0.5
18,964,000 (1)(2)(6)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	1,450,063	0.1
50,419,517 (1)(6)	Benchmark 2018-B7 XA Mortgage Trust, 0.434%, 05/15/2053	1,078,347	0.1
20,202,774 (1)(6)	Benchmark 2019-B10 XA Mortgage Trust, 1.225%, 03/15/2062	1,281,102	0.1
14,907,500 (1)(2)(6)	Benchmark 2019-B14 XD Mortgage Trust, 1.275%, 12/15/2062	1,227,973	0.1
1,350,000 (2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	1,136,031	0.1
3,220,000 (1)(2)(6)	Benchmark 2019-B9 XD Mortgage Trust, 2.002%, 03/15/2052	370,167	0.0
12,520,537 (1)(6)	Benchmark 2020-B17 XA Mortgage Trust, 1.418%, 03/15/2053	889,771	0.1
6,115,000 (2)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	5,482,864	0.4
22,638,729 (1)(6)	Benchmark 2020-B18 XA Mortgage Trust, 1.792%, 07/15/2053	2,168,589	0.2
7,257,162 (1)(6)	Benchmark 2020-B20 XA Mortgage Trust, 1.622%, 10/15/2053	691,299	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
15,960,016 (1)(6)	Benchmark 2020-B22 XA Mortgage Trust, 1.519%, 01/15/2054	$1,669,601	0.1
18,466,400 (1)(6)	Benchmark 2021-B23 XA Mortgage Trust, 1.276%, 02/15/2054	1,550,354	0.1
34,628,686 (1)(6)	Benchmark 2021-B25 XA Mortgage Trust, 1.108%, 04/15/2054	2,622,742	0.2
4,977,841 (1)(6)	Benchmark 2021-B28 XA Mortgage Trust, 1.289%, 08/15/2054	440,450	0.0
8,000,000 (1)(2)(6)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	725,891	0.1
6,580,000 (2)(4)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	4,694,524	0.3
3,350,000 (2)(4)	BMD2 Re-Remic Trust 2019-FRR1 4A, 0.000%, 05/25/2052	2,551,732	0.2
8,425,000 (1)(2)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.521%, 05/25/2052	6,861,442	0.5
5,000,000 (2)	BPR Trust 2021-WILL E, 7.147%, (US0001M + 6.750%), 06/15/2038	4,845,046	0.3
6,500,000 (1)(2)	BX Commercial Mortgage Trust 2020-VIVA D, 3.549%, 03/11/2044	5,854,722	0.4
1,300,000 (1)(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	1,134,048	0.1
6,000,000 (2)	BX Trust 2021-ARIA G, 3.539%, (US0001M + 3.142%), 10/15/2036	5,797,205	0.4
500,000 (2)	BX Trust 2022-VAMF F, 3.600%, (TSFR1M + 3.299%), 01/15/2039	490,940	0.0
1,910,000 (1)(2)	CALI Mortgage Trust 2019-101C E, 4.324%, 03/10/2039	1,731,844	0.1
1,250,000 (1)(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	995,382	0.1
1,470,000 (2)	Cascade Funding Mortgage Trust 2021-FRR1 AK99, 4.170%, 09/29/2029	1,076,013	0.1
5,600,000 (2)	Cascade Funding Mortgage Trust 2021-FRR1 BK98, 5.490%, 08/29/2029	3,732,117	0.3
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
8,930,000 (2)	Cascade Funding Mortgage Trust 2021-FRR1 CK98, 6.460%, 08/29/2029	$5,539,014	0.4
17,739,299 (1)(6)	CD 2019-CD8 XA Mortgage Trust, 1.408%, 08/15/2057	1,423,557	0.1
2,810,000 (1)(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.591%, 03/10/2047	2,704,059	0.2
44,693,343 (1)(2)(6)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.426%, 03/10/2047	1,160,579	0.1
740,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.432%, 08/10/2049	567,668	0.0
4,231,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.694%, 07/10/2049	2,904,755	0.2
2,010,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.694%, 07/10/2049	1,153,449	0.1
1,250,000 (2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	1,058,867	0.1
20,655,000 (1)(2)(6)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.265%, 09/15/2050	1,210,410	0.1
2,240,000 (1)(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.065%, 11/10/2051	2,172,386	0.2
17,240,834 (1)(6)	COMM 2012-CR3 XA, 1.824%, 10/15/2045	52,757	0.0
1,230,000 (1)(2)	COMM 2013-CR10 F Mortgage Trust, 4.901%, 08/10/2046	1,114,160	0.1
12,047,041 (1)(2)	COMM 2013-CR8 E Mortgage Trust, 4.000%, 06/10/2046	11,684,720	0.8
4,900,000 (1)(2)	COMM 2013-GAM D, 3.418%, 02/10/2028	4,661,881	0.3
1,255,000 (1)(2)	COMM 2013-GAM F, 3.418%, 02/10/2028	1,142,908	0.1
5,530,000 (1)(2)	COMM 2019-GC44 180B Mortgage Trust, 3.400%, 08/15/2057	5,064,925	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,820,000 (1)(2)	COMM 2020-CBM F Mortgage Trust, 3.633%, 02/10/2037	$1,639,715	0.1
16,406,000 (1)(2)(6)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.755%, 11/15/2050	710,893	0.1
2,630,000 (1)(2)	DBJPM 16-C3 Mortgage Trust, 3.484%, 08/10/2049	2,154,959	0.2
1,000,000 (1)(2)	DBWF 2015-LCM D Mortgage Trust, 3.422%, 06/10/2034	856,573	0.1
6,300,000 (1)(2)	Fontainebleau Miami Beach Trust 2019-FBLU G, 3.963%, 12/10/2036	5,781,047	0.4
13,867,292 (1)(2)(6)	Freddie Mac Multifamily ML Certificates 2021-ML11 XUS, 0.769%, 03/25/2038	882,390	0.1
14,784,518 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.690%, 03/25/2030	1,665,594	0.1
9,076,665 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.697%, 04/25/2030	998,712	0.1
24,694,001 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.882%, 11/25/2030	1,518,701	0.1
29,755,240 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K123 X1, 0.774%, 12/25/2030	1,631,307	0.1
3,389,919 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1515 X1, 1.512%, 02/25/2035	474,738	0.0
12,581,304 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.330%, 07/25/2035	1,660,842	0.1
13,059,865 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.981%, 08/25/2036	1,325,949	0.1
22,039,000 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates KG01 X3, 3.124%, 05/25/2029	4,139,449	0.3
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
5,494,288 (1)(6)	Freddie Mac Multifamily Structured Pass Through Certificates KG04 X1, 0.853%, 11/25/2030	$328,872	0.0
12,250,292 (2)(6)	FREMF 2016-K57 X2B Mortgage Trust, 0.100%, 08/25/2049	44,284	0.0
4,833,678 (2)(4)	FREMF 2016-K57 D Mortgage Trust, 0.000%, 08/25/2049	3,642,376	0.3
51,082,757 (2)(6)	FREMF 2016-K57 X2A Mortgage Trust, 0.100%, 08/25/2049	170,305	0.0
16,828,000 (2)(4)	FREMF 2016-K60 D Mortgage Trust, 0.000%, 12/25/2049	12,314,470	0.9
824,145,595 (2)(6)	FREMF 2016-K60 X2A Mortgage Trust, 0.100%, 12/25/2049	3,041,509	0.2
218,008,797 (2)(6)	FREMF 2016-K60 X2B Mortgage Trust, 0.100%, 12/25/2049	837,306	0.1
79,492,019 (2)(4)	FREMF 2017-K64 D Mortgage Trust, 0.000%, 05/25/2050	57,950,040	4.1
449,682 (2)(4)	FREMF 2018-K156 C Mortgage Trust, 0.000%, 07/25/2036	200,362	0.0
914,159 (2)	FREMF 2018-KBF2 C Mortgage Trust, 4.741%, (US0001M + 4.500%), 10/25/2025	919,254	0.1
7,638,268 (2)	FREMF 2019-KBF3 C Mortgage Trust, 4.991%, (US0001M + 4.750%), 01/25/2029	7,623,955	0.5
2,300,000 (2)(4)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	1,406,952	0.1
29,330,832 (2)(6)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	116,376	0.0
3,260,000 (2)(6)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	16,173	0.0
160,388,405 (2)(6)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	65,775	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,326,000 (1)(2)(7)	FRR Re-REMIC Trust 2018-C1 CK32, 0.240%, 10/27/2046	$3,135,852	0.2
7,374,672 (2)	GAM RE-REMIC TR 2021-FFR2 BK44, 2.071%, 09/27/2051	6,672,114	0.5
7,087,000 (2)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.435%, 09/27/2051	5,884,347	0.4
5,395,000 (2)(4)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	4,611,374	0.3
6,557,000 (2)(4)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	5,453,646	0.4
5,334,000 (2)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.079%, 09/27/2051	4,590,201	0.3
4,526,000 (2)(4)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	2,983,754	0.2
5,392,000 (2)(4)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	4,484,682	0.3
5,331,000 (2)(4)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	4,266,815	0.3
3,000,000 (2)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.800%, 11/29/2050	2,383,556	0.2
7,423,000 (2)	GAM Re-REMIC Trust 2021-FRR1 1C, 1.160%, 11/29/2050	5,328,951	0.4
11,147,000 (2)	GAM Re-REMIC Trust 2021-FRR1 1D, 1.290%, 11/29/2050	7,696,700	0.6
5,000,000 (2)	GAM Re-REMIC Trust 2021-FRR1 1E, 1.390%, 11/29/2050	3,358,026	0.2
5,000,000 (2)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.070%, 11/29/2050	3,677,811	0.3
8,020,000 (2)	GAM Re-REMIC Trust 2021-FRR1 2C, 1.290%, 11/29/2050	5,535,101	0.4
9,937,000 (2)(6)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.038%, 01/29/2052	8,468,874	0.6
6,762,000 (2)(7)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.000%, 01/29/2052	5,444,048	0.4
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,361,000 (2)(7)	GAM Resecuritization Trust 2022-FRR3 BK89, 0.000%, 01/27/2052	$5,258,291	0.4
3,846,000 (2)(7)	GAM Resecuritization Trust 2022-FRR3 C728, 0.000%, 08/27/2050	3,414,545	0.2
3,915,000 (2)(7)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	3,364,200	0.2
4,744,000 (2)(7)	GAM Resecuritization Trust 2022-FRR3 CK61, 0.000%, 11/27/2049	3,629,892	0.3
3,310,000 (2)(6)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.411%, 01/29/2052	2,586,701	0.2
3,856,000 (2)(7)	GAM Resecuritization Trust 2022-FRR3 CK89, 0.000%, 01/27/2052	2,601,210	0.2
3,849,000 (2)(7)	GAM Resecuritization Trust 2022-FRR3 D728, 0.000%, 01/29/2052	3,324,334	0.2
5,194,000 (2)(7)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.000%, 12/27/2045	5,012,672	0.4
3,094,000 (2)(7)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.000%, 10/27/2047	2,716,590	0.2
3,914,000 (2)(7)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	3,286,578	0.2
1,295,000 (2)(7)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.000%, 12/27/2045	1,232,912	0.1
2,064,000 (2)(7)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.000%, 01/29/2052	1,736,911	0.1
1,400,000 (2)	Great Wolf Trust 2019-WOLF E, 3.129%, (US0001M + 2.732%), 12/15/2036	1,345,832	0.1
4,220,407 (1)(2)(6)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.291%, 03/10/2044	12,812	0.0
2,000,000 (1)(2)	GS Mortgage Securities Trust 2012-GCJ7 D, 5.561%, 05/10/2045	1,940,036	0.1
5,540,000 (1)(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	4,947,053	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000 (2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	$317,345	0.0
6,309,297 (1)(6)	GS Mortgage Securities Trust 2019-GC38 XA, 0.955%, 02/10/2052	334,809	0.0
2,170,000 (2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	1,778,285	0.1
14,446,257 (1)(6)	GS Mortgage Securities Trust 2019-GC40 XA, 1.083%, 07/10/2052	836,087	0.1
1,800,000 (2)	GS Mortgage Securities Trust 2021-GSA3 D, 2.250%, 12/15/2054	1,341,753	0.1
500,000 (2)	GS Mortgage Securities Trust 2021-GSA3 E, 2.250%, 12/15/2054	337,863	0.0
1,579,938 (2)	HPLY Trust 2019-HIT E, 2.747%, (US0001M + 2.350%), 11/15/2036	1,533,868	0.1
5,860,000 (1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.210%, 01/05/2034	5,564,046	0.4
1,930,000 (2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.557%, (US0001M + 2.160%), 07/15/2036	1,880,451	0.1
1,410,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,315,910	0.1
5,000,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	4,141,861	0.3
1,330,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	1,174,276	0.1
1,360,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.862%, 12/05/2038	1,160,178	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
30,178,536 (1)(2)(6)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.631%, 11/15/2045	$712,008	0.1
3,550,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 4.886%, 01/15/2047	3,373,342	0.2
3,580,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	3,045,764	0.2
734,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	592,122	0.0
5,845,000 (1)(2)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.654%, 04/15/2047	5,632,838	0.4
46,979,000 (1)(2)(6)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	559,257	0.0
34,428,000 (1)(2)(6)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.377%, 01/15/2048	376,394	0.0
13,000,000 (1)(2)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.585%, 03/10/2049	10,024,006	0.7
9,000,000 (2)	MBRT 2019-MBR G, 3.547%, (US0001M + 2.900%), 11/15/2036	8,768,526	0.6
3,000,000 (2)	MBRT 2019-MBR H1, 4.647%, (US0001M + 4.000%), 11/15/2036	2,939,950	0.2
5,400,000 (2)	Merit 2022-MHIL F, 3.560%, (TSFR1M + 3.259%), 01/15/2027	5,246,207	0.4
4,930,763 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 C, 4.500%, 08/15/2045	4,887,782	0.4
11,330,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 G, 4.500%, 08/15/2045	11,040,869	0.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,050,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.586%, 11/15/2045	$3,887,581	0.3
2,360,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	1,801,583	0.1
4,880,000 (2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 G, 3.707%, 11/15/2046	2,853,081	0.2
5,500,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 E, 4.017%, 12/15/2048	5,177,571	0.4
5,000,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 E, 4.898%, 04/15/2047	4,834,381	0.3
9,950,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.376%, 10/15/2048	8,496,658	0.6
7,861,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 F, 4.376%, 10/15/2048	6,195,304	0.4
3,650,000 (2)(3)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	292,877	0.0
2,600,000 (2)(3)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	43,487	0.0
680,158 (2)(3)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	5,051	0.0
1,590,000 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,308,250	0.1
6,893,000 (1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 F, 3.892%, 11/15/2049	3,764,156	0.3
40,679,097 (1)(6)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.307%, 07/15/2052	2,877,070	0.2
6,586,500 (1)(2)(6)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.396%, 07/15/2052	561,886	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,675,000	Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	$2,220,468	0.2
17,697,835 (1)(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.777%, 12/15/2050	612,487	0.0
15,555,000 (1)(2)(6)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.492%, 12/15/2050	1,217,208	0.1
4,000,000 (2)	Multifamily Connecticut Avenue Securities Trust 2020-01 M10, 4.207%, (US0001M + 3.750%), 03/25/2050	3,863,232	0.3
2,170,000 (2)	Prima Capital CRE Securitization 2019-7A C Ltd., 3.250%, 12/25/2050	2,069,616	0.1
10,000,000 (2)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	9,018,270	0.6
3,320,000 (1)(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.728%, 03/15/2037	3,080,677	0.2
10,000,000 (2)	SMRT 2022-MINI F, 3.652%, (TSFR1M + 3.350%), 01/15/2024	9,841,321	0.7
16,421,898 (1)(6)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.549%, 04/15/2052	1,307,318	0.1
720,000 (1)(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.461%, 12/10/2045	664,597	0.0
1,231,000 (1)(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.461%, 12/10/2045	934,211	0.1
6,209,073 (1)(6)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.034%, 12/15/2047	129,506	0.0
16,657,000 (1)(2)(6)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.249%, 09/15/2058	621,708	0.0
16,657,000 (1)(2)(6)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.249%, 09/15/2058	619,261	0.0
32,664,000 (1)(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.582%, 11/15/2049	744,200	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
7,605,000 (1)(2)(6)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	$523,046	0.0
33,550,492 (1)(6)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 0.926%, 10/15/2050	1,199,286	0.1
15,008,194 (1)(6)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.797%, 06/15/2051	617,132	0.0
20,731,211 (1)(6)	Wells Fargo Commercial Mortgage Trust 2021-C60 XA, 1.555%, 08/15/2054	2,201,634	0.2
3,680,000 (2)(4)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	3,506,465	0.3
2,550,000 (1)(2)	West Town Mall Trust 2017-KNOX E, 4.347%, 07/05/2030	2,509,767	0.2
33,977,312 (1)(2)(6)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.479%, 12/15/2045	149,748	0.0
5,350,000 (2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,864,393	0.3
2,020,000 (2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	1,791,085	0.1
645,242 (1)(2)(6)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.088%, 03/15/2048	4,130	0.0
19,090,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.960%, 06/15/2046	16,437,047	1.2
7,140,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.032%, 12/15/2046	6,924,595	0.5
320,000 (2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	290,100	0.0
1,250,000 (2)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	1,000,471	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,380,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-UBS1 E, 5.040%, 03/15/2046	$2,157,500	0.2
5,198,000 (2)	WFRBS Commercial Mortgage Trust 2014-C21 D, 3.497%, 08/15/2047	4,655,421	0.3
5,000,000 (1)(2)	WFRBS Commercial Mortgage Trust 2014-C23 D, 4.004%, 10/15/2057	4,668,399	0.3
1,000,000 (1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.311%, 11/15/2047	964,066	0.1
	Total Commercial Mortgage-Backed Securities (Cost $641,013,334)	612,347,335	43.6
ASSET-BACKED SECURITIES: 28.3%
	Automobile Asset-Backed Securities: 2.0%
3,472,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	3,511,395	0.2
2,020,000	Americredit Automobile Receivables Trust 2019-1 C, 3.360%, 02/18/2025	2,036,230	0.1
1,800,000	Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,794,880	0.1
3,750,000	AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	3,735,554	0.3
2,350,000	AmeriCredit Automobile Receivables Trust 2020-2 D, 2.130%, 03/18/2026	2,298,175	0.2
750,000	Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	744,965	0.1
3,976,834	Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	3,999,453	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
4,200,000	Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	$4,216,012	0.3
4,550,000	Santander Drive Auto Receivables Trust 2021-3 D, 1.330%, 09/15/2027	4,360,505	0.3
1,500,000 (2)	Tesla Auto Lease Trust 2020-A E, 4.640%, 08/20/2024	1,510,174	0.1
		28,207,343	2.0
	Home Equity Asset-Backed Securities: 0.3%
687,745 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	633,812	0.1
691,320 (2)(5)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A3, 7.250%, 02/25/2038	634,897	0.1
2,537,099	GSAA Home Equity Trust 2006-14 A3A, 0.957%, (US0001M + 0.250%), 09/25/2036	1,045,885	0.1
966,999	GSAA Home Equity Trust 2007-1 1A1, 0.617%, (US0001M + 0.080%), 02/25/2037	361,558	0.0
519,092 (1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	528,621	0.0
593,520 (1)(5)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	554,484	0.0
		3,759,257	0.3
	Other Asset-Backed Securities: 23.4%
2,500,000 (2)	ACREC 2021-FL1 Ltd., 3.118%, (US0001M + 2.650%), 10/16/2036	2,463,218	0.2
2,000,000 (2)	AIG CLO 2019-2A DR Ltd., 3.308%, (US0003M + 3.050%), 10/25/2033	1,933,766	0.1
3,000,000 (2)(5)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	3,002,843	0.2
1,500,000 (2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 07/25/2059	1,457,509	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,050,538 (1)(2)(3)(6)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	$—	—
3,500,000 (2)	Apidos CLO XXXI 2019-31A DR, 3.341%, (US0003M + 3.100%), 04/15/2031	3,426,489	0.2
3,500,000 (2)	Apidos CLO XXXIII 2020-33A DR, 3.259%, (US0003M + 3.000%), 10/24/2034	3,417,235	0.2
6,500,000 (2)	Apidos CLO XXXVI 2021-36A D, 3.154%, (US0003M + 2.900%), 07/20/2034	6,308,321	0.5
2,425,500 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/05/2049	2,416,050	0.2
1,089,000 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	1,089,527	0.1
5,800,000 (2)	Aqua Finance Trust 2017-A B, 2.400%, 07/17/2046	5,338,625	0.4
1,268,960 (2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	1,255,636	0.1
2,807,250 (2)	Arbys Funding LLC 2020-1A A2, 3.237%, 07/30/2050	2,691,282	0.2
1,400,000 (2)	Atrium CDO Corp. 12A CR, 1.909%, (US0003M + 1.650%), 04/22/2027	1,395,712	0.1
5,000,000 (2)	Atrium XIV LLC 14A A2BR, 2.304%, 08/23/2030	4,667,285	0.3
857,422 (2)	Babson CLO Ltd. 2014-IA C, 3.704%, (US0003M + 3.450%), 07/20/2025	857,470	0.1
4,500,000 (2)	Babson CLO Ltd. 2018-3A B2R, 2.268%, 07/20/2029	4,216,873	0.3
4,000,000 (2)	Barings CLO Ltd. 2021-1A D, 3.158%, (US0003M + 2.900%), 04/25/2034	3,858,880	0.3
212,771 (1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.006%, 10/25/2036	211,394	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
5,000,000 (2)	Benefit Street Partners CLO Ltd. 2021-23A D, 3.908%, (US0003M + 3.650%), 04/25/2034	$5,005,665	0.4
5,000,000 (2)	Benefit Street Partners CLO XVIII Ltd. 2019-18A DR, 3.641%, (US0003M + 3.400%), 10/15/2034	4,963,470	0.4
1,700,000 (2)	Betony CLO 2 Ltd. 2018-1A B, 2.149%, (US0003M + 1.850%), 04/30/2031	1,659,611	0.1
3,750,000 (2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 2.368%, (TSFR3M + 2.150%), 04/15/2035	3,726,199	0.3
7,250,000 (2)	BlueMountain CLO XXXII Ltd. 2021-32A D, 3.641%, (US0003M + 3.400%), 10/15/2034	7,150,689	0.5
4,600,000 (2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	4,515,404	0.3
5,000,000 (2)	Carlyle Global Market Strategies 2021-7A C, 3.341%, (US0003M + 3.100%), 10/15/2035	4,915,830	0.4
5,800,000 (2)	CARLYLE US CLO 2021-8A D Ltd., 3.337%, (US0003M + 3.200%), 10/15/2034	5,744,674	0.4
3,166,177 (2)	CLI Funding VIII LLC 2021-1A A, 1.640%, 02/18/2046	2,880,632	0.2
2,000,000 (2)	Dewolf Park CLO Ltd. 2017-1A DR, 3.091%, (US0003M + 2.850%), 10/15/2030	1,958,998	0.1
1,867,275 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	1,873,750	0.1
1,402,875 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,415,315	0.1
1,323,000 (2)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	1,272,774	0.1
1,995,000 (2)	Driven Brands Funding LLC 2021-1A A2, 2.791%, 10/20/2051	1,796,772	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
6,000,000 (2)	Dryden 49 Senior Loan Fund 2017-49A DR, 3.641%, (US0003M + 3.400%), 07/18/2030	$6,000,492	0.4
2,100,000 (2)	Dryden 77 CLO Ltd. 2020-77A ER, 6.350%, (US0003M + 5.870%), 05/20/2034	1,992,755	0.1
5,750,000 (2)	Dryden 86 CLO Ltd. 2020-86A DR, 3.441%, (US0003M + 3.200%), 07/17/2034	5,622,132	0.4
5,000,000 (2)	Dryden 95 CLO Ltd. 2021-95A D, 3.380%, (US0003M + 2.900%), 08/20/2034	4,851,255	0.3
4,400,000 (2)	Dryden Senior Loan Fund 2021-92A E, 6.632%, (US0003M + 6.500%), 11/20/2034	4,282,573	0.3
1,488,750 (2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,477,018	0.1
4,500,000 (2)	Galaxy XXIII CLO Ltd. 2017-23A DR, 3.659%, (US0003M + 3.400%), 04/24/2029	4,462,263	0.3
2,250,000 (2)	Greystone Commercial Real Estate Notes 2021-FL3 E, 3.147%, (US0001M + 2.750%), 07/15/2039	2,216,774	0.2
867,503 (2)	Helios Issuer LLC 2018-1A A, 4.870%, 07/20/2048	869,514	0.1
1,604,221 (2)	Helios Issuer LLC 2020-AA A, 2.980%, 06/20/2047	1,452,163	0.1
2,122,607 (2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	2,085,258	0.2
650,000 (2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	688,876	0.1
750,000 (2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	767,446	0.1
850,308 (2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	820,310	0.1
1,977,988 (2)	Loanpal Solar Loan Ltd. 2020-3GS B, 3.450%, 12/20/2047	1,880,818	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
5,000,000 (2)	Magnetite XXVI Ltd. 2020-26A DR, 3.108%, (US0003M + 2.850%), 07/25/2034	$4,863,245	0.4
532,852 (2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	533,257	0.0
5,886,720 (2)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	5,890,361	0.4
1,400,000 (2)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,401,646	0.1
900,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	886,508	0.1
1,800,000 (1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.620%, 09/25/2057	1,783,620	0.1
1,708,606 (2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	1,700,750	0.1
1,206,786 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,209,696	0.1
1,122,792 (2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	1,117,310	0.1
1,219,970 (2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,206,052	0.1
1,555,054 (2)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	1,494,815	0.1
1,131,445 (2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	1,045,754	0.1
811,255 (2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	802,801	0.1
2,400,000 (2)	Neuberger Berman Loan Advisers CLO 31 Ltd. 2019-31A CR, 2.204%, (US0003M + 1.950%), 04/20/2031	2,377,102	0.2
2,250,000 (2)	Neuberger Berman Loan Advisers Clo 42 Ltd. 2021-42A D, 3.041%, (US0003M + 2.800%), 07/16/2035	2,167,511	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
4,850,000 (2)	Neuberger Berman Loan Advisers Clo 44 Ltd. 2021-44A D, 3.091%, (US0003M + 2.850%), 10/16/2034	$4,686,773	0.3
3,000,000 (2)	NYACK Park CLO Ltd. 2021-1A D, 2.924%, (US0003M + 2.800%), 10/20/2034	2,909,283	0.2
2,000,000 (2)	NYACK Park CLO Ltd. 2021-1A E, 6.224%, (US0003M + 6.100%), 10/20/2034	1,945,206	0.1
3,000,500 (2)	Oaktree CLO 2020-1A ER Ltd., 6.751%, (US0003M + 6.510%), 07/15/2034	2,772,894	0.2
3,000,000 (2)	Oaktree CLO Ltd. 2021-1A D, 3.491%, (US0003M + 3.250%), 07/15/2034	2,948,562	0.2
5,000,000 (2)	Octagon Investment Partners XIV Ltd. 2012-1A BRR, 2.341%, (US0003M + 2.100%), 07/15/2029	4,832,265	0.3
6,000,000 (2)	OHA Credit Partners XVI 2021-16A D, 3.014%, (US0003M + 2.850%), 10/18/2034	5,801,622	0.4
3,850,000 (2)	Pagaya AI Debt Trust 2022-1 B, 3.344%, 10/15/2029	3,664,430	0.3
4,750,000 (2)	Palmer Square CLO 2015-2A DR2 Ltd., 6.004%, (US0003M + 5.750%), 07/20/2030	4,589,536	0.3
4,500,000 (2)	Palmer Square CLO 2021-3A E Ltd., 6.383%, (US0003M + 6.150%), 01/15/2035	4,361,796	0.3
4,550,000 (2)	Palmer Square CLO 2021-4A D Ltd., 3.086%, (US0003M + 2.950%), 10/15/2034	4,462,918	0.3
3,800,000 (2)	Palmer Square CLO Ltd. 2021-2A E, 6.591%, (US0003M + 6.350%), 07/15/2034	3,711,373	0.3
3,125,000 (2)	Palmer Square Loan Funding 2021-2A D Ltd., 5.480%, (US0003M + 5.000%), 05/20/2029	3,006,028	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
159,079 (1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.541%, 01/25/2036	$156,005	0.0
1,600,000 (2)	Silver Creek CLO Ltd. 2014-1A CR, 2.554%, (US0003M + 2.300%), 07/20/2030	1,592,574	0.1
1,100,000 (2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	1,102,731	0.1
1,500,000 (2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	1,509,283	0.1
2,500,000 (2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	2,510,357	0.2
1,950,000 (2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,949,263	0.1
600,000 (2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	598,166	0.0
3,200,000 (2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	3,180,231	0.2
1,780,000 (2)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,771,059	0.1
950,000 (2)	SoFi Consumer Loan Program 2021-1 D Trust, 2.040%, 09/25/2030	893,373	0.1
3,346,167 (2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	3,280,432	0.2
4,500,000 (2)	Sound Point Clo XIV Ltd. 2016-3A DR, 3.909%, (US0003M + 3.650%), 01/23/2029	4,500,320	0.3
172,358	Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.797%, (US0001M + 0.340%), 12/25/2036	170,046	0.0
8,338,419 (2)	Sunnova Helios Issuer II LLC 2021-B B, 2.010%, 07/20/2048	7,794,295	0.6
3,890,154 (2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	3,655,842	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,537,334 (2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	$3,408,231	0.2
3,432,425 (2)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 02/01/ 2055	3,372,913	0.2
1,691,174 (2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	1,668,157	0.1
4,200,000 (2)	Symphony CLO XIV Ltd. 2014-14A DR, 3.338%, (US0003M + 3.100%), 07/14/2026	4,197,094	0.3
7,000,000 (2)	Symphony Static CLO I Ltd. 2021-1A D, 2.879%, (US0003M + 2.750%), 10/25/2029	6,780,802	0.5
2,000,000 (2)	TCW CLO 2017-1A DRR Ltd., 3.969%, (US0003M + 3.670%), 10/29/2034	2,008,220	0.1
6,000,000 (2)	TCW CLO 2020-1A DRR Ltd., 3.654%, (US0003M + 3.400%), 04/20/2034	5,928,522	0.4
3,000,000 (2)	TCW CLO 2021-2A D Ltd., 3.508%, (US0003M + 3.250%), 07/25/2034	2,971,842	0.2
2,000,000 (2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	1,883,731	0.1
1,100,000 (2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	1,093,069	0.1
2,000,000 (2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 2.191%, (US0003M + 1.950%), 07/18/2031	1,945,290	0.1
5,000,000 (2)	THL Credit Wind River 2017-3A CR Clo Ltd., 2.741%, (US0003M + 2.500%), 04/15/2035	4,961,920	0.4
2,092,042 (2)	TIF Funding II LLC 2021-1A A, 1.650%, 02/20/2046	1,882,979	0.1
1,100,000 (1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 3.930%, 11/25/2057	1,107,364	0.1
2,450,000 (2)	Trafigura Securitisation Finance PLC 2021-1A B, 1.780%, 01/15/2025	2,348,085	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,745,000 (2)	Triton Container Finance VIII LLC 2021-1A B, 2.580%, 03/20/2046	$2,510,727	0.2
1,982,707 (2)	Upstart Securitization Trust 2021-5 A, 1.310%, 11/20/2031	1,896,769	0.1
1,600,000 (2)	Venture 33 CLO Ltd. 2018-33A CR, 2.521%, (US0003M + 2.280%), 07/15/2031	1,557,182	0.1
5,412,500 (2)	Venture XXI CLO Ltd. 2015-21A DR, 3.041%, (US0003M + 2.800%), 07/15/2027	5,328,027	0.4
2,295,198 (2)	Vivint Solar Financing VII LLC 2020-1A A, 2.210%, 07/31/2051	2,076,280	0.2
1,723,500 (2)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,711,418	0.1
3,578,250 (2)	Wendy’s Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,548,041	0.3
1,600,000 (2)	Whetstone Park CLO Ltd. 2021-1A D, 2.900%, (US0003M + 2.900%), 01/20/2035	1,559,440	0.1
5,743,140 (2)	Wingstop Funding LLC 2020-1A A2, 2.841%, 12/05/2050	5,351,346	0.4
6,517,250 (2)	Zaxby’s Funding LLC 2021-1A A2, 3.238%, 07/30/2051	6,041,272	0.4
		328,333,357	23.4
	Student Loan Asset-Backed Securities: 2.6%
138,837 (2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	130,993	0.0
373,120 (2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	374,946	0.0
254,511 (2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	258,354	0.0
102,216 (2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	102,742	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
24,212 (2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	$23,930	0.0
675,793 (2)	Commonbond Student Loan Trust 2020-AGS B, 3.160%, 08/25/2050	663,757	0.0
597,694 (1)(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	598,323	0.0
168,809 (2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	169,185	0.0
922,411 (1)(2)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	907,292	0.1
464,225 (2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	464,764	0.0
1,037,846 (2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	1,004,885	0.1
415,521 (2)	Navient Private Education Refi Loan Trust 2020-HA A, 1.310%, 01/15/2069	402,578	0.0
850,000 (2)	Navient Private Education Refi Loan Trust 2021-F B, 2.120%, 02/18/2070	762,094	0.1
2,623,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,436,648	0.2
1,000,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	983,279	0.1
1,600,000 (2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,604,874	0.1
3,265,000 (1)(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,294,678	0.2
1,525,000 (1)(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,543,551	0.1
1,250,000 (1)(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,247,611	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
$1,250,000 (2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	$1,252,584	0.1
1,000,000 (2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	992,801	0.1
4,000,000 (2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	3,984,881	0.3
2,000,000 (2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	2,012,182	0.1
2,100,000 (2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	2,074,384	0.2
1,000,000 (2)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	966,334	0.1
5,050,000 (2)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	4,683,752	0.3
4,100,000 (2)	SoFi Professional Loan Program 2020-C BFX Trust, 3.360%, 02/15/2046	3,995,819	0.3
		36,937,221	2.6
	Total Asset-Backed Securities (Cost $408,714,575)	397,237,178	28.3
	Total Long-Term Investments (Cost $1,423,744,062)	1,366,769,062	97.3
SHORT-TERM INVESTMENTS: 1.8%
	Commercial Paper: 0.6%
5,000,000	Dominion Resources, Inc., 0.530%, 04/01/2022	4,999,927	0.4
3,000,000	Fiserv, Inc., 0.560%, 04/18/2022	2,998,848	0.2
	Total Commercial Paper (Cost $7,998,838)	7,998,775	0.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
17,480,000 (8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230% (Cost $17,480,000)	$17,480,000	1.2
	Total Short-Term Investments (Cost $25,478,838)	25,478,775	1.8
	Total Investments in Securities (Cost $1,449,222,900)	$1,392,247,837	99.1
	Assets in Excess of Other Liabilities	$12,637,478	0.9
	Net Assets	$1,404,885,315	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Variable rate security. Rate shown is the rate in effect as of March 31, 2022.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(5)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2022.

(6)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(7)
Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2022.

(8)
Rate shown is the 7-day yield as of March 31, 2022.

Reference Rate Abbreviations:
12MTA      12-month Treasury Average
SOFR30A   30-day Secured Overnight Financing Rate
TSFR1M    1-month CME Term Secured Overnight Financing Rate
TSFR3M    3-month CME Term Secured Overnight Financing Rate
US0001M   1-month LIBOR
US0003M   3-month LIBOR

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$357,184,549	$—	$357,184,549
Asset-Backed Securities	—	397,237,178	—	397,237,178
Commercial Mortgage-Backed Securities	—	612,005,920	341,415	612,347,335
Short-Term Investments	17,480,000	7,998,775	—	25,478,775
Total Investments, at fair value	$17,480,000	$1,374,426,422	$341,415	$1,392,247,837
Other Financial Instruments+
Futures	11,048,088	—	—	11,048,088
Total Assets	$28,528,088	$1,374,426,422	$341,415	$1,403,295,925
Liabilities Table
Other Financial Instruments+
Futures	$(705,810)	$—	$—	$(705,810)
Total Liabilities	$(705,810)	$—	$—	$(705,810)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At March 31, 2022, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Long Bond	81	06/21/22	$12,155,063	$(21,875)
U.S. Treasury Ultra Long Bond	137	06/21/22	24,266,125	(683,935)
			$36,421,188	$(705,810)
Short Contracts:
U.S. Treasury 10-Year Note	(344)	06/21/22	(42,269,000)	1,152,081
U.S. Treasury 2-Year Note	(675)	06/30/22	(143,047,266)	1,802,497
U.S. Treasury 5-Year Note	(2,743)	06/30/22	(314,587,813)	7,495,498
U.S. Treasury Ultra 10-Year Note	(154)	06/21/22	(20,862,188)	598,012
			$(520,766,267)	$11,048,088
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of March 31, 2022 (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$11,048,088
Total Asset Derivatives		$11,048,088
Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$705,810
Total Liability Derivatives		$705,810

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day's unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund's Statement of Operations for the year ended March 31, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$17,159,604
Total	$17,159,604
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$7,781,013
Total	$7,781,013
At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,459,834,210.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$8,858,338
Gross Unrealized Depreciation	(66,102,433)
Net Unrealized Depreciation	$(57,244,095)
See Accompanying Notes to Financial Statements

TAX INFORMATION (Unaudited)

Dividends and distributions paid during the year ended March 31, 2022 were as follows:
Fund Name	Type	Per Share Amount
Voya Emerging Markets Corporate Debt Fund
Class P	NII	$0.4504
Class P	STCG	$0.0106
Class P	LTCG	$0.2031
Voya Emerging Markets Hard Currency Debt Fund
Class A	NII	$0.3666
Class I	NII	$0.3947
Class P	NII	$0.4666
Class W	NII	$0.3679
Voya Emerging Markets Local Currency Debt Fund
Class P	NII	$0.1957
Class P	ROC	$0.1030
Voya Securitized Credit Fund
Class A	NII	$0.2432
Class I	NII	$0.2748
Class P	NII	$0.3374
Class R6	NII	$0.2754
Class W	NII	$0.2682

NII – Net investment income
STCG – Short-term capital gain
LTCG – Long-term capital gain
ROC – Return of capital
Pursuant to Internal Revenue Code Section 871(k)(1), Voya Securitized Credit Fund designates 99.98% of net investment income distributions as interest-related dividends.
Voya Emerging Markets Corporate Debt Fund designates 100% of its short-term capital gain distributions as short-term capital gain dividends as defined in Internal Revenue Code Section 871(k)(2).
Voya Emerging Markets Corporate Debt Fund also designates $2,148,353 of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C).
Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about Trustees of the Trust and is available, without charge, upon request at (800) 992-0180.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Independent Trustees:
Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 61	Trustee Chairperson	July 2007 – Present January 2020 – Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 – Present).	132	Dentaquest (February 2014 – Present); RSR Partners, Inc. (2016 – Present).
John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 68	Trustee	May 2007 – Present	Retired. Formerly, President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 – December 2019).	132	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 73	Trustee	May 2007 – Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 – Present).	132	Wisconsin Energy Corporation (June 2006 – Present); The Royce Funds (22 funds) (December 2009 – Present); and AMICA Mutual Insurance Company (1992 – Present).
Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258 Age: 72	Trustee	August 2015 – Present	Retired.	132	None.
Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 64	Trustee	May 2013 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present).	132	None.
Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 71	Trustee	May 2007 – Present	Consultant (May 2001 – Present).	132	Centerra Gold Inc. (May 2008 – Present).
Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 68	Trustee	October 2015 – Present	Retired.	132	None.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee
Trustee who is an “interested person”:
Dina Santoro 230 Park Avenue New York, New York 10169 Age: 49	Trustee	July 2018 – Present	President, Voya Investments, LLC and Voya Capital, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Chief Operating Officer and Senior Managing Director, Voya Investment Management (January 2022 – Present). Formerly, Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017 – December 2021); Managing Director, Quantitative Management Associates, LLC (January 2004 – August 2017).	132	Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Voya Investments Distributor, LLC (April 2018 – Present).

(1)
Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)
For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya Investors Trust; Voya Mutual Funds; Voya Partners, Inc.; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of April 30, 2022.

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Michael Bell One Orange Way Windsor, Connecticut 06095 Age: 53	Chief Executive Officer	March 2018 – Present	Chief Executive Officer and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (March 2020 – Present); Chief Financial Officer, Voya Investment Management (September 2014 – Present). Formerly, Senior Vice President and Chief Financial Officer, Voya Investments Distributor, LLC (September 2019 – March 2020); Senior Vice President and Treasurer, Voya Investments Distributor, LLC (November 2015 – September 2019); Senior Vice President, Chief Financial Officer and Treasurer, Voya Investments, LLC (November 2015 – March 2018).
Dina Santoro 230 Park Avenue New York, New York 10169 Age: 49	President	March 2018 – Present	President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018 – Present); Director, Voya Funds Services, LLC (March 2018 – Present); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Chief Operating Officer and Senior Managing Director, Voya Investment Management (January 2022 – Present). Formerly, Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017 – December 2021); Managing Director, Quantitative Management Associates, LLC (January 2004 – August 2017).
Jonathan Nash 230 Park Avenue New York, New York 10169 Age: 54	Executive Vice President Chief Investment Risk Officer	March 2020 – Present March 2020 – Present	Executive Vice President and Chief Investment Risk Officer, Voya Investments, LLC (March 2020 – Present) and Senior Vice President, Investment Risk Management, Voya Investment Management (March 2017 – Present). Formerly, Vice President, Voya Investments, LLC (September 2018 – March 2020); Consultant, DA Capital LLC (January 2016 – March 2017).
James M. Fink 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 64	Executive Vice President	March 2018 – Present	Managing Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018 – Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Chief Administrative Officer, Voya Investment Management (September 2017 – Present). Formerly, Managing Director, Operations, Voya Investment Management (March 1999 – September 2017).
Kristin M. Lynch 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 40	Chief Compliance Officer	April 2022 – Present	Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (April 2022 – Present); Vice President, Voya Investment Management (March 2019 – April 2022); and Assistant Vice President, Voya Investment Management (March 2014 – March 2019).
Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007 – Present	President, Voya Funds Services, LLC (March 2018 – Present) and Senior Vice President, Voya Investments, LLC (April 2005 – Present).
Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 57	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments, LLC (September 2003 – Present).
Micheline S. Faver 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 44	Senior Vice President	September 2020 – Present	Senior Vice President, Head of Fund Compliance and Chief Compliance Officer, Voya Investments, LLC (March 2021 – Present). Formerly, Vice President, Head of Fund Compliance and Chief Compliance Officer, Voya Investments, LLC (June 2016 – March 2021).

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Robert Terris 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 51	Senior Vice President	March 2007 – Present	Senior Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Senior Vice President, Head of Investment Services, Voya Investments, LLC (April 2018 – Present) and Voya Funds Services, LLC (March 2006 – Present). Formerly, Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 – April 2018).
Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Vice President Treasurer	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2012 – Present).
Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 64	Vice President	March 2007 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (September 2004 – Present).
Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Vice President	September 2014 – Present	Senior Vice President, Voya Investments, LLC (February 2022 – Present). Formerly, Vice President, Voya Investments, LLC (October 2015 – February 2022).
Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Vice President	March 2007 – Present	Vice President, Voya Funds Services, LLC (November 1995 – Present) and Voya Investments, LLC (August 1997 – Present).
Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Vice President	September 2012 – Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2007 – Present).
Andrew K. Schlueter 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Vice President	March 2018 – Present	Vice President, Voya Investments Distributor, LLC (April 2018 – Present); Vice President, Voya Investments, LLC and Voya Funds Services, LLC (March 2018 – Present); Senior Vice President, Head of Mutual Fund Operations, Voya Investment Management (March 2022 – Present). Formerly, Vice President, Head of Mutual Fund Operations, Voya Investment Management (February 2018 – February 2022). Formerly, Vice President, Voya Investment Management (March 2014 – February 2018).
Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Vice President	May 2013 – Present	Vice President – Director of Tax, Voya Investments, LLC (October 2015 – Present).
Monia Piacenti One Orange Way Windsor, Connecticut 06095 Age: 45	Anti-Money Laundering Officer	June 2018 – Present	Anti-Money Laundering Officer, Voya Investments Distributor, LLC, Voya Investment Management and Voya Investment Management Trust Co. (June 2018 – Present); Compliance Consultant, Voya Financial, Inc. (January 2019 – Present). Formerly, Senior Compliance Officer, Voya Investment Management (December 2009 – December 2018).

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) – During the Past 5 Years
Joanne F. Osberg 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 40	Secretary	September 2020 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (September 2020 – Present). Formerly, Vice President, Counsel, Voya Investment Management – Mutual Fund Legal Department (January 2013 – September 2020).
Paul A. Caldarelli 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 70	Assistant Secretary	June 2010 – Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).

(1)
The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS
At a meeting held on November 18, 2021, the Board of Trustees (“Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Emerging Markets Corporate Debt Fund, Voya Emerging Markets Hard Currency Debt Fund, Voya Emerging Markets Local Currency Debt Fund, and Voya Securitized Credit Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2022.
In addition to the Board meeting on November 18, 2021, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 7-8, 2021, and November 16, 2021. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that
IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.
The Board considered the “manager-of-managers” structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and Sub-Adviser as a Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Funds do not have management fee breakpoints, they may have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and/or recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. The Board also considered the extent to which the Manager currently waives management fees and/or reimburses a Fund for other Fund-level expenses at different rates for different share classes (“Differential Fee Waiver”), including the basis for the Manager’s determination that any Differential Fee Waiver does not and will not result in any cross-subsidization by one share class of another share class. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund-by-Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7-8, 2021, November 16, 2021, and/or November 18, 2021 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2021. In addition, the Board also considered at its October 7-8, 2021, November 16, 2021, and/or November 18, 2021 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
Voya Emerging Markets Corporate Debt Fund
In considering whether to approve the renewal of the Contracts for Voya Emerging Markets Corporate Debt Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date, three-year and five-year periods, and the second quintile for the one-year period; and (2) the Fund outperformed its primary benchmark for all periods presented.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fifth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
Voya Emerging Markets Hard Currency Debt Fund
In considering whether to approve the renewal of the Contracts for Voya Emerging Markets Hard Currency Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the second quintile of its Morningstar category for the one-year, three-year and five-year periods, and the fourth quintile for the year-to-date period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception the year-to-date period, during which it underperformed.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the third quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s management fee rate and net expense ratio.
Voya Emerging Markets Local Currency Debt Fund
In considering whether to approve the renewal of the Contracts for Voya Emerging Markets Local Currency Debt Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: 1) the Fund is ranked in the fourth quintile of its Morningstar category for the one-year and three-year periods, and the fifth quintile for the year-to-date and five-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of the COVID-19 pandemic on more recent performance, including the slower rollout of vaccines in emerging market countries, hampered the expected growth rebound; (2) the Fund’s geographic positioning in certain countries; and (3) its confidence in the Sub-Adviser’s ability to generate returns that meet the Fund’s investment objectives.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is in the first quintile of net expense ratios of the funds in its Selected Peer Group.
Voya Securitized Credit Fund
In considering whether to approve the renewal of the Contracts for Voya Securitized Credit Fund, the Board considered that, based on performance data for the periods ended March 31, 2021: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date period, the third quintile for the one-year and five-year periods, and the fourth quintile for the three-year period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the three-year period, during which it underperformed. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the difference between the investment strategy of the Fund and its Morningstar category; (2) the impact that interest rates have on the Fund’s performance; and (3) the competitiveness of the Fund’s performance during certain periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) management’s representations regarding its belief that the Fund’s management fee rate and expense ratio is competitive; and (2) that, as a result of the Board’s request during the 2021 annual contract renewal cycle, the Fund’s management fee was revised to include breakpoints, effective January 1, 2022.
Board Conclusions
After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2022.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
167539         (0322-052422)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Joseph E. Obermeyer are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Obermeyer are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Fund’s current Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s fiscal years ended March 31, 2022 and March 31, 2021 and the amount of fees that the previous independent public accounting firm billed to the Fund during the Fund’s fiscal year ended March 31, 2021.

(a)	Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by Ernst & Young LLP (“EY”), the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $96,000 for the year ended March 31, 2022 and $96,000 for the year ended March 31, 2021.

(b)	Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended March 31, 2022 and $0 for the year ended March 31, 2021.

(c)	Tax Fees(1): The aggregate fees billed in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $46,500 for the year ended March 31, 2022 and $46,500 for the year ended March 31, 2021. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended March 31, 2022 and $0 for the year ended March 31, 2021.

(2) For the fiscal year ended March 31, 2021, the previous independent public accounting firm billed $8,657 for Tax Fees.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

1

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved: November 18, 2021

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2022 through December 31, 2022

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $750 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2022 through December 31, 2022

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2022 through December 31, 2022

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2022 through December 31, 2022

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Ernst & Young LLP Passive Foreign Investment Company (“PFIC”) Analyzer		√	Not to exceed $95,000 during the Pre-Approval Period
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2022 through December 31, 2022

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services

Dated:          January 1, 2022 to December 31, 2022

●	Bookkeeping or other services related to the accounting records or financial statements of the Funds

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser, or investment banking services

●	Legal services

●	Expert services unrelated to the audit

●	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SENIOR INCOME FUND

VOYA SEPARATE PORTFOLIOS TRUST

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to each Registrant by the independent registered public accounting firm for each Registrant’s fiscal years ended March 31, 2022 and March 31, 2021; and (ii) the aggregate non-audit fees billed to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2022	2021 (1)
Voya Separate Portfolios Trust	$46,500	$46,500
Voya Investments, LLC (2)	$12,427,919	$14,017,470

(1) For the fiscal year ended March 31, 2021, the previous independent public accounting firm billed the Registrant $8,657 for Non-Audit Fees.

(2) Each Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: June 3, 2022

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: June 3, 2022